As filed with the U.S. Securities and Exchange Commission on August 7, 2018

Registration No. 333-225910

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

Form N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

IVY VARIABLE INSURANCE PORTFOLIOS

(a Delaware statutory trust)

(Exact Name as Specified in Charter)

6300 Lamar Avenue, Shawnee Mission, Kansas

(Address of Principal Executive Office)

66202-4200

(Zip Code)

Registrant’s Telephone Number, including Area Code (913) 236-2000

Philip A. Shipp

6300 Lamar Avenue

Shawnee Mission, Kansas 66202-4200

(Name and Address of Agent for Service)

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Offered: Shares of Beneficial Interest, no par value.

An indefinite amount of the Registrant’s securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is paid at this time.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

IVY VARIABLE INSURANCE PORTFOLIOS

IVY VIP MICRO CAP GROWTH

6300 LAMAR AVENUE

SHAWNEE MISSION, KANSAS 66202-4200

Dear Shareholder/Policyowner:

As a shareholder/policyowner of Ivy VIP Micro Cap Growth, you are invited to vote on a proposal to reorganize your Portfolio into Ivy VIP Small Cap Growth. Your Portfolio will hold a special meeting of shareholders on November 1, 2018, at 6300 Lamar Avenue, Overland Park, Kansas 66202 at 2:00 p.m., Central Time to consider the proposed reorganization. The specific details and reasons for the proposed reorganization are contained in the enclosed Combined Prospectus and Proxy Statement. Please read it carefully.

After careful consideration, the Board of Trustees of Ivy Variable Insurance Portfolios unanimously approved the proposal and recommends that shareholders vote “FOR” the proposal.

This special meeting will be held at 6300 Lamar Avenue, Overland Park, Kansas. While we hope you can attend this meeting, it is very important that you vote your shares at your earliest convenience. To assist with the solicitation of proxies/voting instructions, we have engaged Donnelley Financial Solutions / Mediant Communications, a proxy solicitation firm. As the meeting date approaches, if you have not voted your shares you may receive a phone call from them urging you to vote your shares.

Your vote is important, regardless of the number of shares you own. It is important that we receive your vote no later than the time of the special meeting of shareholders on November 1, 2018. If you have more than one account registered in your name, you will receive a separate proxy card/voting instruction form for each account. Please vote and return each proxy card/voting instruction form that you receive, or take advantage of the telephonic or electronic voting procedures described in the proxy card(s)/voting instruction form(s). Please help your Portfolio avoid the expense of a follow-up mailing by voting today!

If you have any questions regarding the enclosed Combined Prospectus and Proxy Statement, please call Ivy Client Services at 1-800-777-6472 or your financial advisor.

We appreciate your participation and prompt response in these matters and thank you for your continued support.

Sincerely,

Philip J. Sanders, President

Ivy Variable Insurance Portfolios

August 21, 2018

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD NOVEMBER 1, 2018

Ivy VIP Micro Cap Growth

NOTICE IS HEREBY GIVEN that a Special Meeting of the shareholders of Ivy VIP Micro Cap Growth will be held at 2:00 p.m., Central Time on November 1, 2018, at 6300 Lamar Avenue, Overland Park, Kansas (the “Meeting”) for this purpose:

1.

To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Ivy VIP Micro Cap Growth to, and the assumption of all of the liabilities of Ivy VIP Micro Growth by, Ivy VIP Small Cap Growth in exchange for shares of Ivy VIP Small Cap Growth and the distribution of such shares to the shareholders of Ivy VIP Micro Cap Growth in complete liquidation of Ivy VIP Micro Cap Growth (the “Proposal”).

In addition, any other matters that may properly come before the Meeting and any adjourned session of the Meeting will be transacted at the Meeting.

The Proposal is discussed in detail in the Combined Prospectus and Proxy Statement (the “Prospectus/Proxy Statement”) attached to this notice. Please read the Prospectus/Proxy Statement carefully for information concerning the Proposal.

Shareholders of record at the close of business on July 25, 2018 are entitled to notice of and to vote at the Meeting and any adjourned session thereof.

The shares of each Portfolio are currently sold only to variable life insurance separate accounts and variable annuity separate accounts (collectively, the “Variable Accounts”) as a funding vehicle for certain variable life insurance policies and certain variable annuity contracts (collectively, the “Policies”) offered by Variable Accounts of certain life insurance companies (each, a “Participating Insurance Company”).

Owners of the Policies issued by each Participating Insurance Company (“Policyowners”) who select a Portfolio for investment through a Variable Account have a beneficial interest in the Portfolio but do not invest directly in or hold shares of the Portfolio. The Participating Insurance Company that uses the Portfolio as an investment option is, in most cases, the actual shareholder of the Portfolio and, as the legal owner of the Portfolio’s shares, has voting power with respect to the shares but generally will pass through its voting rights to Policyowners.

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The Participating Insurance Companies have agreed to solicit the Policyowners, and to vote at the Meeting or any adjournment or postponement of the Meeting, to the extent required, the shares of Ivy Micro Cap Growth that are held in the Policies in accordance with timely instructions received from the Policyowners. For further information, please refer to the “Voting Rights” section of this Proxy/Prospectus.

The Board requests that the Participating Insurance Companies and any other direct shareholders of Ivy Micro Cap Growth vote their shares by completing the enclosed proxy card. The persons named as proxy will vote in his/her discretion on any other business that may properly come before the Meeting or any adjournment or postponement thereof. If you are a Policyowner, the Participating Insurance Companies request that you provide voting instructions by completing the enclosed voting instruction form.

Each shareholder is invited to attend the Meeting in person. Whether or not you plan to be present at the Meeting, we urge you to complete, sign and date the enclosed proxy card/voting instruction form, and return it in the accompanying postage-paid envelope as promptly as possible, or take advantage of the telephonic or electronic voting procedures described on the proxy card/voting instruction form. If you provide proxy/voting instructions and later desire to change your instructions or provide proxy/voting instructions in person, you may revoke your proxy/voting instructions at any time prior to their exercise at the Meeting.

In the event that a quorum is not present at the Meeting, if Ivy VIP Micro Cap Growth has not received enough votes by the time of the Meeting to approve the Proposal, or for any other reason, the chairman of the Meeting may adjourn such Meeting to another time or place one or more times to permit further solicitation of proxies. Solicitation of votes may continue to be made without any obligation to provide any additional notice of the adjournment if such time and place are announced at the meeting in which the adjournment is taken or reasonable notice is given to persons present at the meeting, and if the adjourned meeting is held within a reasonable time after the date set for the original Meeting.

By order of the Board of Trustees of the

Ivy Variable Insurance Portfolios,

Jennifer K. Dulski,

Secretary

August 21, 2018

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Your vote is important, regardless of the number of shares you own. You can vote easily and quickly by phone, by mail, by internet or in person. See the enclosed proxy card/voting instruction form for instructions. Please help your Portfolio avoid the expense of a follow-up mailing by voting today!

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Combined Prospectus and Proxy Statement

August 7, 2018

IVY VARIABLE INSURANCE PORTFOLIOS

6300 Lamar Avenue

Shawnee Mission, Kansas 66202

1-800-777-6472

Transfer of all of the Assets and Liabilities of

Ivy VIP Micro Cap Growth

by and in Exchange for Shares of Ivy VIP Small Cap Growth,

each, a series of Ivy Variable Insurance Portfolios

This Combined Prospectus and Proxy Statement (“Prospectus/Proxy Statement”) is being furnished to shareholders of Ivy VIP Micro Cap Growth (the “VIP Micro Cap Growth Portfolio”), a series of the Ivy Variable Insurance Portfolios (the “Trust”), in connection with the solicitation of proxies/voting instructions by the Board of Trustees (the “Board,” and its members, the “Trustees”) of the Trust for use at a special meeting of shareholders of the VIP Micro Cap Growth Portfolio and any adjournments or postponements thereof (the “Meeting”).

The Meeting is scheduled to occur at 2:00 p.m., Central Time on November 1, 2018 at the offices of the Trust, 6300 Lamar Avenue, Overland Park, Kansas. The purpose of the Meeting is as follows:

1.

To approve an Agreement and Plan of Reorganization (the “Reorganization Plan”) providing for the transfer of all of the assets of the VIP Micro Cap Growth Portfolio to, and the assumption of all of the liabilities of the VIP Micro Cap Growth Portfolio by, Ivy VIP Small Cap Growth (the “VIP Small Cap Growth Portfolio”) in exchange for shares of the VIP Small Cap Growth Portfolio and the distribution of such shares to the shareholders of the VIP Micro Cap Growth Portfolio in complete liquidation of the VIP Micro Cap Growth Portfolio (the “Reorganization”).

In addition, any other matters that may properly come before the Meeting and any adjourned session of the Meeting will be transacted at the Meeting.

The Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”), has approved the Reorganization Plan and the Reorganization.

Shareholders of record of the VIP Micro Cap Growth Portfolio at the close of business on July 25, 2018 are entitled to notice of, and to vote at, the Meeting or any adjournments or postponements thereof. This Prospectus/Proxy Statement, the proxy card(s)/voting instruction(s) and the accompanying Notice of Special Meeting of Shareholders were first mailed or given to shareholders of record of the VIP Micro Cap Growth Portfolio on or about August 21, 2018.

The shares of each Portfolio are currently sold only to variable life insurance separate accounts and variable annuity separate accounts (collectively, the “Variable Accounts”) as a funding vehicle for certain variable life insurance policies and certain variable annuity contracts (collectively, the “Policies”) offered by Variable Accounts of certain life insurance companies (each, a “Participating Insurance Company”).

Owners of the Policies issued by each Participating Insurance Company (“Policyowners”) who select a Portfolio for investment through a Variable Account have a beneficial interest in the Portfolio but do not invest directly in or hold shares of the Portfolio. The Participating Insurance Company that uses the Portfolio as an investment option is, in most cases, the actual shareholder of the Portfolio and, as the legal owner of the Portfolio’s shares, has voting power with respect to the shares but generally will pass through its voting rights to Policyowners.

The Participating Insurance Companies have agreed to solicit the Policyowners, and to vote at the Meeting or any adjournment or postponement of the Meeting, to the extent required, the shares of the Micro Cap Growth Portfolio that are held in the Policies in accordance with timely instructions received from the Policyowners. For further information, please refer to the “Voting Rights” section of this Proxy/Prospectus.

For purposes of this Combined Prospectus and Proxy Statement, the terms “shareholder,” “you,” and “your” may refer to Policyowners and to

Variable Accounts and Participating Insurance Companies, as direct owners of shares of the Portfolios, and any other direct shareholders of the Portfolios, unless the context otherwise requires.

The Board requests that the Participating Insurance Companies and any other direct shareholders of the Micro Cap Growth Portfolio vote their shares by completing and returning the enclosed proxy card. If you are a Policyowner, the Participating Insurance Companies request that you provide voting instructions by completing and returning the enclosed voting instruction form.

This Prospectus/Proxy Statement provides information that a shareholder of the VIP Micro Cap Growth Portfolio should know before voting on the proposal to approve the Reorganization Plan and sets forth concisely information about the VIP Small Cap Growth Portfolio that a prospective investor ought to know before investing. You should read this Prospectus/Proxy Statement and it should be retained for future reference. It is both a proxy statement for the Reorganization and a prospectus for the VIP Small Cap Growth Portfolio. If the Reorganization of the VIP Micro Cap Growth Portfolio occurs, you will become a shareholder of the VIP Small Cap Growth Portfolio. If the Reorganization Plan is approved by the shareholders of the VIP Micro Cap Growth Portfolio and the Reorganization occurs, the VIP Micro Cap Growth Portfolio will transfer all of the assets and liabilities attributable to each class of its shares to the VIP Small Cap Growth Portfolio in exchange for shares of the same class of shares of the VIP Small Cap Growth Portfolio with the same aggregate net asset value (“NAV”) as the net value of the assets and liabilities transferred. After that exchange, shares of each class received by the VIP Micro Cap Growth Portfolio will be distributed pro rata to the VIP Micro Cap Growth Portfolio’s shareholders of the corresponding class.

The VIP Micro Cap Growth Portfolio and VIP Small Cap Growth Portfolio (each, a “Portfolio,” collectively, the “Portfolios”) are each a series of the Trust, a registered, open-end management investment company organized as a Delaware statutory trust. The investment objective of the VIP Micro Cap Growth Portfolio is identical to that of the VIP Small Cap Growth Portfolio: to seek to provide growth of capital. The Portfolios have similar principal investment strategies and principal investment risks and identical fundamental investment restrictions.

The following documents have been filed with the Securities and Exchange Commission (the “SEC”) and are incorporated into this Prospectus/Proxy Statement by reference:

•	The Prospectus for the Portfolios dated April 30, 2018 (as supplemented to date) (the “Ivy VIP Prospectus”) (previously filed on EDGAR, Accession Nos. 0001193125-18-150312/156165/186740/209832).

•	The Statement of Additional Information (“SAI”) dated August 7, 2018, relating to the Reorganization.

The following documents have been filed with the SEC and are incorporated by reference into the SAI:

•

The Statement of Additional Information for the Portfolios dated April 30, 2018 (as supplemented to date) (the “Ivy VIP SAI”) (previously filed on EDGAR, Accession Nos. 0001193125-18-150312/156169/186740).

•

The audited financial statements included in the Portfolios’ Annual Report to shareholders, relating to the Portfolios, dated December 31, 2017 (previously filed on EDGAR, Accession No. 0001193125-18-076381).

For a free copy of any of the documents listed above, you may call 1-800-777-6472, or you may write to the attention of either Portfolio at:

Ivy Variable Insurance Portfolios

6300 Lamar Avenue

P.O. Box 29217

Shawnee Mission, Kansas 66201-9217

The Trust is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith files reports and other information with the SEC. You also may obtain many of these documents by accessing the Internet site for the Trust at www.ivyinvestments.com. Text-only versions of the Portfolios’ documents can be viewed online or downloaded from the EDGAR database on the SEC’s Internet site at www.sec.gov. You can review and copy information about the Portfolios by visiting the SEC’s Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain copies, upon payment of a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing the SEC Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549. Information on the operations of the Public Reference Room may be obtained by calling 1-202-551-8090.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus/Proxy Statement is truthful or complete. Any representation to the contrary is a criminal offense.

Shares of each Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus/Proxy Statement and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust.

SYNOPSIS

This Prospectus/Proxy Statement provides a brief overview of the key features and other matters typically of concern to shareholders affected by a reorganization of a mutual fund into another mutual fund. These responses are qualified in their entirety by the remainder of this Prospectus/Proxy Statement, which you should read carefully because it contains additional information and further details regarding the Reorganization. The material terms of the Reorganization are discussed in more detail in the section titled “THE PROPOSAL – Approval of the Reorganization of Ivy VIP Micro Cap Growth into Ivy VIP Small Cap Growth – Terms of the Reorganization Plan,” and in the full text of the Reorganization Plan, which is attached as Appendix A.

What is being proposed?

Both the VIP Micro Cap Growth Portfolio and the VIP Small Cap Growth Portfolio are series of the Trust, an open-end, registered investment company. The Board is recommending that shareholders of the VIP Micro Cap Growth Portfolio approve the Reorganization Plan and the resulting Reorganization, in which the VIP Small Cap Growth Portfolio would acquire all of the assets and liabilities of the VIP Micro Cap Growth Portfolio in exchange for shares of the VIP Small Cap Growth Portfolio (the “Proposal”). The VIP Micro Cap Growth Portfolio, in turn, will distribute shares of the VIP Small Cap Growth Portfolio to shareholders of the VIP Micro Cap Growth Portfolio in liquidation, and shareholders of the VIP Micro Cap Growth Portfolio will become shareholders of the VIP Small Cap Growth Portfolio. Your shares of the VIP Micro Cap Growth Portfolio will be cancelled. Pursuant to the Reorganization Plan, you will receive shares of the VIP Small Cap Growth Portfolio with an aggregate NAV equal to the aggregate NAV of your VIP Micro Cap Growth Portfolio shares as of the business day before the closing of the Reorganization.

What is the Board’s recommendation regarding the Proposal?

At a meeting held on June 26, 2018, the Board, on behalf of the VIP Micro Cap Growth Portfolio, considered the Proposal to reorganize the VIP Micro Cap Growth Portfolio with and into the VIP Small Cap Growth Portfolio, approved the Reorganization Plan, and voted to recommend that shareholders of the VIP Micro Cap Growth Portfolio vote to approve the Reorganization Plan. For the reasons summarized immediately below and discussed in more detail in the section below titled “THE PROPOSAL – Approval of the Reorganization of Ivy VIP Micro Cap Growth into Ivy VIP Small Cap Growth – Reasons for the

Reorganization,” the Board, including the Independent Trustees, has determined that participation in the Reorganization is in the best interests of the VIP Micro Cap Growth Portfolio. The Board also concluded that no dilution in value would result for the shareholders of the VIP Micro Cap Growth Portfolio as a result of the Reorganization.

In making its recommendation, what factors did the Board consider?

The Board approved the Reorganization Plan and the Reorganization, because it offers shareholders of the VIP Micro Cap Growth Portfolio the opportunity to invest in a combined larger series (allowing the potential for more efficient operations by spreading relatively fixed costs, such as audit and legal fees, over a larger asset base). In reviewing the Reorganization, the Board also considered the following factors, among others:

–

Reorganization Expenses Allocated Between the Portfolios. The total amount of the expenses for the Reorganization is estimated to be approximately $147,000. The total amount of the expenses for the Reorganization will be evenly split between the Micro Cap Growth Portfolio and the Small Cap Growth Portfolio. The Board and Ivy Variable Insurance Portfolios believed that an allocation of the Reorganization expenses to each Portfolio was appropriate because the Reorganization is expected to be beneficial to each Portfolios and its shareholders. The expense allocation will be made whether or not the Reorganization is consummated.

IICO currently estimates that a de minimis portion (i.e., less than 6%) of the VIP Micro Cap Growth Portfolio’s portfolio assets may be sold before the closing of the Reorganization as part of a portfolio repositioning and aside from normal portfolio turnover. Due to differences between the investment strategies of the Micro Cap Growth Portfolio and the Small Cap Growth Portfolio, IICO currently estimates that approximately 35% of the Micro Cap Growth Portfolio’s portfolio assets will be sold by the post-Reorganization Small Cap Growth Portfolio after the closing of the Reorganization as a part of a portfolio repositioning and separate from normal portfolio turnover. IICO believes that any portfolio transaction costs incurred due to the repositioning, both before and after the Reorganization, will be approximately $23,292 or 0.49% (49 basis points) of annual portfolio operating expenses, which includes estimated commissions that may be incurred during portfolio repositioning.

–

Expense Comparison. By reorganizing into the VIP Small Cap Growth Portfolio, it is expected that former VIP Micro Cap Growth Portfolio shareholders will be subject to the same or lower ongoing expenses than those imposed by the VIP Micro Cap Growth Portfolio, both before and after giving effect to any expense waivers and/or fee reimbursements and excluding any expenses paid in connection with the Reorganization. Class I shares of the VIP Small Cap Growth Portfolio were launched in connection with this Reorganization.

Total Annual Portfolio Operating Expenses After Fee Waiver/Expense Reimbursement
	Ivy VIP Micro Cap Growth (Target Portfolio)	Ivy VIP Small Cap Growth (Acquiring Portfolio)	Ivy VIP Small Cap Growth (After the Reorganization)
Class I shares	1.07%	N/A	0.89%
Class II shares	1.32%	1.14%	1.14%

–	No Shareholder Dilution. The Reorganization will occur at the NAV of each Portfolio and therefore will not dilute the interests of the VIP Micro Cap Growth Portfolio shareholders.

–

Tax-Free Reorganization. The Reorganization is expected to be tax-free for shareholders of the VIP Micro Cap Growth Portfolio who remain shareholders of the VIP Small Cap Growth Portfolio, while a liquidation or shareholder redemption would be a realization event for tax purposes.

For a more detailed discussion of the considerations of the Board, see the section below titled “THE PROPOSAL – Approval of the Reorganization of Ivy VIP Micro Cap Growth into Ivy VIP Small Cap Growth – Reasons for the Reorganization.”

When will the shareholder Meeting and the Reorganization take place?

The Meeting has been called for November 1, 2018 to consider the approval of the Reorganization. If the VIP Micro Cap Growth Portfolio’s shareholders approve the Reorganization, the Reorganization is currently scheduled to take place on or around November 5, 2018. Shortly after completion of the Reorganization, affected shareholders will receive a confirmation statement reflecting their new VIP Small Cap Growth Portfolio account number and number of shares owned.

What happens if the Reorganization is not approved?

If the Reorganization is not approved by the VIP Micro Cap Growth Portfolio’s shareholders or does not close for any reason, such shareholders will remain shareholders of the VIP Micro Cap Growth Portfolio, and the VIP Micro Cap Growth Portfolio will continue to operate. The Board will then consider such actions as it deems necessary or appropriate, including, but not limited to, liquidation of the VIP Micro Cap Growth Portfolio.

How will shareholder voting be handled?

Shareholders who own shares of the VIP Micro Cap Growth Portfolio at the close of business on July 25, 2018 (the “Record Date”) will be entitled to vote at the Meeting and will be entitled to one vote for each dollar of net asset value of each share (number of shares owned times NAV per share) and a proportionate fractional vote for each fractional dollar of each share they hold. Approval of the Reorganization by the VIP Micro Cap Growth Portfolio requires the affirmative vote of the lesser of: (i) a majority of the outstanding shares of the VIP Micro Cap Growth Portfolio or (ii) 67% or more of the outstanding shares of the VIP Micro Cap Growth Portfolio present at or represented by proxy at the Meeting if the holders of more than 50% of the outstanding shares of the VIP Micro Cap Growth Portfolio are present or represented by proxy.

Please vote by proxy card/voting instruction form as soon as you receive this Prospectus/Proxy Statement. You may place your vote by completing, signing, and mailing the enclosed proxy card/voting instruction form, by calling the number on the enclosed proxy card/voting instruction form, or if eligible, via the Internet by following the on-line instructions. If you are a Participating Insurance Company or any other direct shareholder of the VIP Micro Cap Growth Portfolio and you vote by any of these methods, the persons appointed as proxies will officially cast your votes at the Meeting. If you are a Policyowner, your Participating Insurance Company has agreed to vote at the Meeting or any adjournment or postponement of the Meeting, to the extent required, the shares of the VIP Micro Cap Portfolio held in Variable Accounts in accordance with timely instructions received from Policyowners. You may also attend the Meeting and cast your vote in person at the Meeting.

You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. For more details about shareholder voting, see the section below titled “VOTING INFORMATION.”

What VIP Small Cap Growth Portfolio shares will I receive in the Reorganization?

Under the Reorganization Plan, Class I and Class II shares of the VIP Micro Cap Growth Portfolio will be reorganized into the corresponding Class I and Class II shares of the VIP Small Cap Growth Portfolio. Class I shares of the VIP Small Cap Growth Portfolio are newly launched in connection with the Reorganization. The shares of the VIP Small Cap Growth Portfolio you receive in exchange for your VIP Micro Cap Growth Portfolio shares will have an aggregate NAV equal to the aggregate NAV of your respective VIP Micro Cap Growth Portfolio shares as of the close of business on the business day before the closing of the Reorganization. You will have voting rights identical to those you currently have, but as a shareholder of the VIP Small Cap Growth Portfolio. The rights of the shareholders of each Portfolio are identical since each Portfolio is a series of the Trust. The purchase and exchange privileges of the VIP Micro Cap Growth Portfolio are identical to those currently offered by the VIP Small Cap Growth Portfolio, subject to any differences in the Variable Accounts. All shareholder features that you have elected will remain available and in effect after the Reorganization unless you direct that those elections be changed.

Distributions by the VIP Small Cap Growth Portfolio will continue to be paid on the same schedule after the Reorganization as they are currently. Each Portfolio distributes net investment income annually. Net realized capital gains (and any gains from foreign currency transactions) ordinarily are distributed by each Portfolio in December.

For more information on the characteristics of the VIP Small Cap Growth Portfolio shares you will receive, please see the section titled “The Management of the Portfolios” in the Ivy VIP Prospectus that accompanies this Prospectus/Proxy Statement.

How do the Portfolios’ investment objectives, fundamental investment restrictions, principal investment strategies and principal investment risks compare?

The following summarizes the primary similarities and differences in the Portfolios’ investment objectives, fundamental investment restrictions, principal investment strategies and risks.

Investment Objectives:

The investment objectives of the Portfolios are identical: to seek to provide growth of capital.

Principal Investment Strategies:

The principal investment strategies of the Portfolios are similar. The Portfolios both seek to achieve their investment objectives by investing primarily in equity securities. The VIP Small Cap Growth Portfolio invests, under normal circumstances, at least 80% of its net assets in small-capitalization companies. For the purposes of the VIP Small Cap Growth Portfolio, small-capitalization funds are companies with market capitalizations within the range of companies in the Russell 2000 Growth Index at the time of acquisition. As of June 30, 2017 (the quarter-end closest to the index’s rebalance), this range of market capitalizations was between approximately $90.89 million and $5.86 billion. The VIP Micro Cap Growth Portfolio invests, under normal circumstances, at least 80% of its net assets in equity securities of micro-capitalization companies. The VIP Micro Cap Growth Portfolio considers a company to be a micro-capitalization company if its market capitalization, at the time of acquisition, is less than the greater of $2 billion or the market capitalization of the largest company in the Russell Microcap Growth Index. As of June 30, 2017 (the quarter-end closest to the index’s rebalance), the largest company in the Russell Microcap Growth Index had a market capitalization of $1.11 billion. Both Portfolios invest primarily in common stock, which may include common stocks that are offered in initial public offerings. The VIP Micro Cap Growth Portfolio, unlike the VIP Small Cap Growth Portfolio, typically holds a limited number of stocks (generally 50 to 70).

In selecting equity securities for the VIP Micro Cap Growth Portfolio, IICO utilizes a bottom-up (researching individual issuers) stock selection process. IICO seeks to invest the VIP Micro Cap Growth Portfolio in securities of early stage growth companies operating in industries and/or sectors that are expected to benefit from areas of the economy that demonstrate the ability to grow meaningfully faster than overall gross domestic product for a sustained period of time.

In selecting securities for the VIP Small Cap Growth Portfolio, IICO also utilizes a bottom-up (researching individual issuers) stock-picking process that considers quality of management and superior financial characteristics (e.g., return on assets, return on equity, operating margin) in its search for companies, thereby focusing on what it believes are higher-quality companies. IICO seeks companies that it believes exhibit successful and scalable business models by having one or more of the following characteristics: a company that is a leader in its industry and that possesses an identifiable competitive advantage; that features the involvement of the founder; that demonstrates a strong commitment to shareholders; that is serving a large and/or fast-growing market opportunity; that is experiencing a growth in earnings, growth in revenue and sales and/or positive cash flows; that is increasing market share and/or creating increasing barriers to entry; or that emphasizes organic growth. IICO believes that such companies generally have a replicable business model that allows for sustained growth.

For additional information, see “COMPARISON OF THE PORTFOLIOS – Comparison of Principal Investment Strategies.”

Fundamental Investment Restrictions:

The fundamental investment restrictions of the VIP Micro Cap Growth Portfolio and the VIP Small Cap Growth Portfolio are identical. For more information, see “COMPARISON OF THE PORTFOLIOS – Comparison of Fundamental Investment Restrictions.”

Principal Investment Risks:

The principal investment risks of the VIP Micro Cap Growth Portfolio and the VIP Small Cap Growth Portfolio are similar. The Portfolios disclose the following principal risks in common: Company Risk, Growth Stock Risk, Information Technology Sector Risk, Initial Public Offering Risk, Liquidity Risk, Management Risk, Market Risk, Sector Risk, and Small Company Risk.

In addition, the VIP Micro Cap Growth Portfolio but not the VIP Small Cap Growth Portfolio discloses the following principal investment risks: Health Care Sector Risk and Holdings Risk.

For additional information, see “COMPARISON OF THE PORTFOLIOS – Comparison of Principal Investment Risks.”

Will the Reorganization result in a higher investment management fee rate and higher portfolio expense rates immediately following the Reorganization?

No. The current investment management fees paid by the VIP Micro Cap Growth Portfolio and the VIP Small Cap Growth Portfolio are equal to 0.95% and 0.85%, respectively, of each Portfolio’s net assets at the time of the Reorganization. After the Reorganization, the fees paid by the VIP Small Cap Growth Portfolio will be 0.85%. As shareholders of the VIP Small Cap Growth Portfolio, shareholders of the VIP Micro Cap Growth Portfolio will be subject to an investment management fee breakpoint schedule that is lower than the investment management fee breakpoint schedule of the VIP Micro Cap Growth Portfolio. For more information on the management fee breakpoints, see “COMPARISON OF THE PORTFOLIOS – Management of the Portfolios.”

The current annual portfolio operating expenses of each operating share class of the VIP Small Cap Growth Portfolio are lower than the corresponding share class of the VIP Micro Cap Growth Portfolio, both before and after giving effect to any expense waivers and/or fee reimbursements and excluding any expenses paid in connection with the Reorganization. Class I shares of the VIP Small Cap Growth Portfolio were launched in connection with this Reorganization.

Additional pro forma fee, expense, and financial information is included in the “COMPARISON OF THE PORTFOLIOS – Comparison of Shareholder Fees and Annual Portfolio Operating Expenses” section of this Prospectus/Proxy Statement.

What are the federal income tax consequences of the Reorganization?

The Reorganization is expected to be tax-free to you for federal income tax purposes. This means that neither shareholders nor the VIP Micro Cap Growth Portfolio is expected to recognize a gain or loss as a result of the Reorganization. For federal income tax purposes, a Participating Insurance Company (rather than a Policyowner) is treated as a shareholder of the VIP Micro Cap Growth Portfolio. Policyowners should ask their own tax advisors for more information on their own tax situation.

Immediately prior to the Reorganization, the VIP Micro Cap Growth Portfolio will declare and pay a distribution of substantially all net investment company taxable income, if any, and net realized capital gains (after reduction by any available capital loss carry-forwards), if any, to its shareholders. Generally, Policyowners are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts may be taxable at ordinary income tax rates, subject to certain early withdrawal penalties. The cost basis and holding period of the VIP Micro Cap Growth Portfolio shares are expected to carry over to your new shares in the VIP Small Cap Growth Portfolio.

Will the services provided by IICO change?

No. IICO currently manages both the VIP Micro Cap Growth Portfolio and the VIP Small Cap Growth Portfolio and will continue to serve as the investment manager of the VIP Small Cap Growth Portfolio following the

Reorganization. John Bichelmeyer is the portfolio manager of the VIP Micro Cap Growth Portfolio. Timothy J. Miller, Kenneth G. McQuade and Bradley P. Halverson are the portfolio managers of the VIP Small Cap Growth Portfolio and will continue to serve as portfolio managers of the VIP Small Cap Growth Portfolio after the Reorganization. The Portfolios have the same principal underwriter, accounting services agent, transfer agent, custodian and independent registered public accounting firm. Upon completion of the Reorganization, the VIP Small Cap Growth Portfolio will continue to engage its existing service providers. In all cases, the types of services provided to the Portfolios under these service arrangements are the same.

Will there be any sales charge, commission or other transaction fee in connection with the Reorganization?

No. There will be no sales charge, commission or other transactional fee in connection with the Reorganization. The full and fractional value of shares of the VIP Micro Cap Growth Portfolio will be exchanged for full and fractional corresponding shares of the VIP Small Cap Growth Portfolio having equal aggregate value, without any sales charge, sales load, commission or other transactional fee being imposed.

Because the Variable Accounts may have different provisions with respect to the timing and method of purchases and exchanges, Policyowners should contact their Participating Insurance Company directly for details concerning these transactions.

Are there any significant differences between shares of the VIP Small Cap Growth Portfolio and the VIP Micro Cap Growth Portfolio?

No. The procedures for purchasing, exchanging and redeeming your shares of the VIP Small Cap Growth Portfolio will be the same after the Reorganization as they are currently for the VIP Micro Cap Growth Portfolio. In addition, the sales charge, distribution plan and administrative services plan structures for the Portfolios are identical, subject to any differences in the Variable Accounts. For more information, see the section entitled “COMPARISON OF THE PORTFOLIOS – Comparison of Share Class Characteristics, Shareholder Transactions and Services” and the section titled “The Management of the Portfolios” in the Ivy VIP Prospectus that accompanies this Prospectus/Proxy Statement.

Can I still add to my existing VIP Micro Cap Growth Portfolio account until the Reorganization?

Yes. VIP Micro Cap Growth Portfolio shareholders may continue to make additional investments until the closing, which is anticipated to be on or about November 5, 2018 (the “Closing Date”), unless the Board determines to limit future investments to ensure a smooth transition of shareholder accounts or for any other reason. In anticipation of the Reorganization, the VIP Micro Cap Growth Portfolio is expected to be closed to new shareholders as of October 31, 2018.

Will I need to open an account in the VIP Small Cap Growth Portfolio prior to the Reorganization?

No. An account will be set up in your name and your shares of the VIP Micro Cap Growth Portfolio will automatically be converted to corresponding shares of the VIP Small Cap Growth Portfolio. You will receive confirmation of your new account in the VIP Small Cap Growth Portfolio following the Reorganization.

Will my cost basis change as a result of the Reorganization?

No. Your total cost basis is not expected to change as a result of the Reorganization. However, since the number of shares you hold after the Reorganization may be different than the number of shares you held prior to the Reorganization, your average cost basis per share may change. Since the Reorganization is expected to be treated as a tax-free reorganization for the VIP Micro Cap Growth Portfolio, shareholders should not recognize any capital gain or loss as a direct result of the Reorganization.

Will either Portfolio pay fees associated with the Reorganization?

Yes. The total amount of the expenses for the Reorganization is estimated to be approximately $147,000. The total amount of the expenses for the Reorganization will be evenly split between the Micro Cap Growth Portfolio and the Small Cap Growth Portfolio. The Board and Ivy Variable Insurance Portfolios believed that an allocation of the Reorganization expenses to each Portfolio was appropriate because the Reorganization is expected to be beneficial to each Portfolio and its shareholders. The expense allocation will be made whether or not the Reorganization is consummated.

What if I want to exchange my shares into another series of the Trust prior to the Reorganization?

You may exchange your shares into another portfolio of the Trust before the Closing Date (on or about November 5, 2018) in accordance with your preexisting exchange privileges under your Variable Account. Exchanges may be subject to minimum investment requirements. This is not an offer to sell shares of other portfolios of the Trust, it is for informational purposes only. Before exchanging into a portfolio, please read its prospectus carefully.

COMPARISON OF THE PORTFOLIOS

This section provides a comparison of each Portfolio, including but not limited to, each Portfolio’s shareholder fees, annual portfolio operating expenses, investment objective, principal investment strategies, principal investment risks, fundamental investment restrictions, and historical performance. Please note that this is only a brief discussion. There is no assurance that a Portfolio will achieve its stated objective.

Comparison of Shareholder Fees and Annual Portfolio Operating Expenses

Shareholder fees are fees paid directly from your investment. The shareholder fees presented below show any fees paid directly from your investment in a Portfolio. You will not have to pay any sales charge on any shares of the VIP Small Cap Growth Portfolio received as part of the Reorganization.

Annual Portfolio Operating Expenses are paid out of a Portfolio’s assets and include fees for portfolio management and administrative services, including recordkeeping, accounting and other shareholder services. You do not pay these fees directly, but as the examples in the table below show, these costs are borne indirectly by all shareholders.

The Annual Portfolio Operating Expenses shown in the table below represent annualized expenses for VIP Micro Cap Growth Portfolio and VIP Small Cap Growth Portfolio, as well as those estimated for the VIP Small Cap Growth Portfolio on a pro forma basis, assuming shareholder approval of the Reorganization and consummation of the Reorganization. The Annual Portfolio Operating Expense tables below allow a shareholder to compare the sales charges, management fees and expense ratios of the VIP Micro Cap Growth Portfolio with the VIP Small Cap Growth Portfolio and to analyze the estimated expenses that the VIP Small Cap Growth Portfolio expects to bear following the Reorganization.

The current investment management fees paid by the VIP Micro Cap Growth Portfolio and the VIP Small Cap Growth Portfolio are equal to 0.95% and 0.85%, respectively, of each Portfolio’s net assets at the time of the Reorganization. After the Reorganization, the fees paid by the VIP Small Cap Growth Portfolio will be 0.85%. As shareholders of the VIP Small Cap Growth Portfolio, shareholders of VIP Micro Cap Growth Portfolio will be subject to an investment management fee breakpoint schedule that is lower than the investment management fee breakpoint schedule of the VIP Micro Cap Growth Portfolio.

The Annual Portfolio Operating Expenses shown in the tables below are based on the expenses of each portfolio for the twelve-month period ended December 31, 2017. Also shown are the Annual Portfolio Operating Expenses projected for the VIP Small Cap Growth Portfolio on a pro forma basis after giving effect to the proposed Reorganization, based on combined net assets as if the Reorganization had occurred on January 1, 2017, and had a year of combined operations, and excluding the effect of any Reorganization expenses.

Shareholder Fees

(fees paid directly from your investment)

	Ivy VIP Micro Cap Growth (Target Portfolio)		Ivy VIP Small Cap Growth (Acquiring Portfolio)		Ivy VIP Small Cap Growth after Reorganization with Ivy VIP Micro Cap Growth (pro forma combined)

	Class I Shares	Class II Shares	Class I Shares*	Class II Shares	Class I Shares	Class II Shares
Shareholder Fees (fees paid directly from your investment)	None	None	None	None	None	None

Annual Portfolio Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Ivy VIP Micro Cap Growth (Target Portfolio)		Ivy VIP Small Cap Growth (Acquiring Portfolio)		Ivy VIP Small Cap Growth after Reorganization with Ivy VIP Micro Cap Growth (pro forma combined)

	Class I Shares	Class II Shares	Class I Shares	Class II Shares	Class I Shares	Class II Shares
Management Fee	0.95%	0.95%	N/A	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	None	0.25%	N/A	0.25%	None	0.25%
Other Expenses	0.12%	0.12%	N/A	0.07%	0.07%	0.07%
Total Annual Portfolio Operating Expenses	1.07%[1,2]	1.32%[1,2]	N/A	1.17%[2,3]	0.92%	1.17%[3]

	Ivy VIP Micro Cap Growth (Target Portfolio)		Ivy VIP Small Cap Growth (Acquiring Portfolio)		Ivy VIP Small Cap Growth after Reorganization with Ivy VIP Micro Cap Growth (pro forma combined)

	Class I Shares	Class II Shares	Class I Shares	Class II Shares	Class I Shares		Class II Shares
Fee Waiver and/or Expense Reimbursement	0.00%[1]	0.00%[1]	N/A	0.03%[3]	0.00%		0.03%[3]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.07%[1]	1.32%[1]	N/A	1.14%[3]	0.92	%[4],5	1.14%[3,4]

*	Class I shares of the VIP Small Cap Growth Portfolio are new and were created in anticipation of the Reorganization.
[1]

Through April 30, 2019, Ivy Distributors, Inc. (“IDI”), the Portfolios’ distributor and/or Waddell & Reed Services Company, doing business as WI Services Company (“WISC”), the Portfolios’ transfer agent, have contractually agreed to reimburse sufficient fees to ensure that the total annual ordinary portfolio operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) of the Class I shares are at all times equal to the total annual ordinary portfolio operating expenses of the Class II shares less 0.25%, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.

[2]

The Total Annual Portfolio Operating Expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table in the Portfolio’s Annual Report because it has been restated to reflect a change in the Portfolio’s contractual class waiver.

[3]

Through April 30, 2020, IICO, IDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary portfolio operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) for Class II shares at 1.14%. Prior to that date, the expense limitation may not be terminated without the consent of the Board.

[4]

The Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expenses Reimbursement ratio shown above does not include the effect of any Reorganization expenses because such expenses are one-time expenses of the Portfolio. The Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement ratio, including the Reorganization expenses would be: Class I shares 0.89% and Class II shares 1.14%.

[5]

From the closing date of Reorganization through April 30, 2020, IDI and/or WISC have contractually agreed to reimburse sufficient fees to ensure that the total annual ordinary portfolio operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) of the Class I shares are at all times equal to the total annual ordinary portfolio operating expenses of the Class II shares less 0.25%, as calculated at the end of each month. Prior to April 30, 2020, the expense limitation may not be terminated without the consent of the Board. Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class I shares would be 0.89% after the closing date of the Reorganization and after giving effect to this fee waiver and/or expense reimbursement.

Examples

These Examples are intended to help you compare the cost of investing in the VIP Micro Cap Growth Portfolio, the VIP Small Cap Growth Portfolio and the VIP Small Cap Growth Portfolio after the Reorganization, with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the VIP Micro Cap Growth Portfolio, the VIP Small Cap Growth Portfolio and the VIP Small Cap Growth Portfolio after the Reorganization for the time periods indicated and reinvest all dividends and distributions. The pro forma expense examples reflect the expense limitation agreement in effect through April 30, 2020. The Examples also assume that your investment has a 5% return each year, that the Portfolios’ operating expenses without waivers remain the same and that expenses were capped for the periods indicated above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares
Ivy VIP Micro Cap Growth (Target Portfolio)	$109	$340	$590	$1,306
Ivy VIP Small Cap Growth (Acquiring Portfolio)*	N/A	N/A	N/A	N/A
Ivy VIP Small Cap Growth (pro forma, assuming consummation of the Reorganization)	$91	$287	$503	$1,126
Class II Shares
Ivy VIP Micro Cap Growth (Target Portfolio)	$134	$418	$723	$1,590
Ivy VIP Small Cap Growth (Acquiring Portfolio)	$116	$369	$641	$1,418
Ivy VIP Small Cap Growth (pro forma, assuming consummation of the Reorganization)	$116	$366	$638	$1,415

*	Class I shares of the VIP Small Cap Growth Portfolio are new and were created in anticipation of the Reorganization.

Portfolio Turnover

Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Examples, affect the Portfolios’ performance. During the fiscal year ended December 31, 2017, the VIP Small Cap Growth Portfolio’s

portfolio turnover rate was 55% of the average value of its portfolio and the VIP Micro Cap Growth Portfolio’s portfolio turnover rate was 37% of the average value of its portfolio.

Comparison of Investment Objectives

The Portfolios have identical investment objectives: to seek to provide growth of capital.

Comparison of Principal Investment Strategies

The principal investment strategies of the VIP Micro Cap Growth Portfolio are, in general, similar to those of the VIP Small Cap Growth Portfolio. The following information provides the principal investment strategies of the VIP Micro Cap Growth Portfolio and indicates whether the VIP Small Cap Growth Portfolio has the same principal investment strategies. If the principal investment strategies are not the same, any material differences are highlighted. While some of the investment strategies may appear to be dissimilar, the disclosure language for both Portfolios is intentionally broad to permit the portfolio managers the flexibility to invest in a variety of securities for the benefit of the respective Portfolios’ shareholders. The VIP Micro Cap Growth Portfolio and the VIP Small Cap Growth Portfolio have the same investment manager, IICO, which manages both Portfolios in a similar manner within these broad strategic guidelines. IICO seeks securities for each Portfolio that provide growth of capital.

For more information concerning investment strategies and restrictions, see the Ivy VIP Prospectus, which accompanies this Prospectus/Proxy Statement.

Ivy VIP Micro Cap Growth (Target Portfolio)	Ivy VIP Small Cap Growth (Acquiring Portfolio)
Management Strategy. The VIP Micro Cap Growth Portfolio seeks to achieve its objective to provide growth of capital by investing in various types of equity securities of primarily U.S. micro-capitalization companies. Under normal circumstances, the VIP Micro Cap Growth Portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of micro-capitalization companies. The VIP Micro Cap Growth Portfolio considers a company to be a micro-capitalization company if its market capitalization, at the time of acquisition, is less than the greater of $2 billion or the market capitalization of the largest company in the Russell Microcap Growth Index. As of June 30, 2017 (the quarter-end closest to the index’s rebalance), the largest company in the Russell Microcap Growth Index had a market capitalization of $1.11 billion.	Management Strategy. The VIP Small Cap Growth Portfolio seeks to achieve its objective to provide growth of capital by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of small-capitalization companies. The VIP Small Cap Growth Portfolio invests primarily in common stocks of small-capitalization companies that are relatively new or unseasoned companies in their early stages of development, or smaller companies positioned in new or emerging industries where IICO believes there is an opportunity for higher growth than in established companies or industries. For purposes of the VIP Small Cap Growth Portfolio, small-capitalization companies typically are companies with market capitalizations within the range of companies in the Russell 2000 Growth Index at the time of acquisition. As of June 30, 2017 (the quarter-end closest to the index’s rebalance), this range of market capitalizations was between approximately $90.89 million and $5.86 billion.

Ivy VIP Micro Cap Growth (Target Portfolio)	Ivy VIP Small Cap Growth (Acquiring Portfolio)
Permitted Investments. The VIP Micro Cap Growth Portfolio primarily invest in common stock, which may include common stocks that are offered in initial public offerings (“IPOs”). In addition to common stocks, the VIP Micro Cap Growth Portfolio may invest, to a lesser extent, in preferred stocks and securities convertible into equity securities.

Permitted Investments. Same, except the VIP Small Cap Growth Portfolio may also invest in debt securities, that are mostly of investment grade.

The VIP Small Cap Growth Portfolio may invest in ETFs to gain industry exposure not otherwise available through direct investments in small-capitalization securities. The VIP Small Cap Growth Portfolio also may invest in derivative instruments, primarily total return swaps, futures on domestic equity indexes and options, both written and purchased, in an attempt to increase exposure to various equity sectors and markets or to hedge market risk on individual equity securities.

Foreign Exposure. The VIP Micro Cap Growth Portfolio may invest up to 25% of its total assets in foreign securities. Investing in foreign securities presents additional risks, such as currency fluctuations and political or economic conditions affecting the foreign country. Many of the companies in which the VIP Micro Cap Growth Portfolio may invest have diverse operations, with products or services in foreign markets. Therefore, the VIP Micro Cap Growth Portfolio may have indirect exposure to various foreign markets through investments in these companies, even if the Portfolio is not invested directly in such markets.	Foreign Exposure. Same

Ivy VIP Micro Cap Growth (Target Portfolio)	Ivy VIP Small Cap Growth (Acquiring Portfolio)
Buying Securities. In selecting equity securities for the VIP Micro Cap Growth Portfolio, IICO utilizes a bottom-up (researching individual issuers) stock selection process. IICO seeks to invest the VIP Micro Cap Growth Portfolio in securities of early stage growth companies operating in industries and/or sectors that are expected to benefit from areas of the economy that demonstrate the ability to grow meaningfully faster than overall gross domestic product for a sustained period of time.	Buying Securities. For the VIP Small Cap Growth Portfolio, IICO utilizes a bottom-up (researching individual issuers) stock-picking process that considers quality of management and superior financial characteristics (e.g., return on assets, return on equity, operating margin) in its search for companies, thereby focusing on what it believes are higher-quality companies. IICO seeks companies that it believes exhibit successful and scalable business models by having one or more of the following characteristics: a company that is a leader in its industry and that possesses an identifiable competitive advantage; that features the involvement of the founder; that demonstrates a strong commitment to shareholders; that is serving a large and/or fast-growing market opportunity; that is experiencing a growth in earnings, growth in revenue and sales and/or positive cash flows; that is increasing market share and/or creating increasing barriers to entry; or that emphasizes organic growth. IICO believes that such companies generally have a replicable business model that allows for sustained growth.

Ivy VIP Micro Cap Growth (Target Portfolio)	Ivy VIP Small Cap Growth (Acquiring Portfolio)
Selling Securities. Generally, in determining whether to sell a security owned by the VIP Micro Cap Growth Portfolio, IICO uses the same type of analysis that it uses in buying securities. IICO may sell a security if it believes that the issuer’s growth and/or profitability characteristics are deteriorating or the issuer no longer maintains a competitive advantage, when it believes there are more attractive investment opportunities, when there is a lack of management execution, when it believes a company’s valuation has become unattractive relative to industry leaders and industry-specific metrics, or a company’s competitive landscape has changed, to reduce the VIP Micro Cap Growth Portfolio’s holding in that security or its exposure to a particular sector, or to raise cash.	Selling Securities. Generally, in determining whether to sell a security owned by the VIP Small Cap Growth Portfolio, IICO uses the same type of analysis that it uses in buying securities. IICO may sell a security if it believes that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry or sector of the company. IICO also may sell a security to reduce the VIP Small Cap Growth Portfolio’s holding in that security, if it loses confidence in the management of the company, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Comparison of Fundamental Investment Restrictions

Fundamental investment restrictions cannot be changed without shareholder approval of the affected Portfolio. The VIP Micro Cap Growth Portfolio and the VIP Small Cap Growth Portfolio have the same fundamental investment restrictions regarding borrowing money, acting as underwriter, making loans, purchasing or selling real estate or commodities, issuing series securities, and concentrating in an industry.

For more information concerning the Portfolios’ investment policies and restrictions, see the Ivy VIP Prospectus and the Ivy VIP SAI.

Comparison of Principal Investment Risks

Like all investments, an investment in each Portfolio involves risk. All of the principal investment risks applicable to the Portfolios are described below. As previously noted, the VIP Micro Cap Growth Portfolio and the VIP Small Cap Growth Portfolio have the same investment objective and similar principal investment strategies. An investment in the VIP Micro Cap Growth Portfolio involves similar risks as an investment in the VIP Small Cap Growth Portfolio, as noted below. However, as previously described, the VIP Micro Cap Growth Portfolio’s principal investment strategy includes investing in a more limited number of holdings than the VIP Small Cap Growth Portfolio, and the VIP Micro Cap Growth Portfolio has a greater holding in the health care sector than the VIP Small Cap Growth Portfolio. Therefore, the VIP Micro Cap Growth Portfolio is subject to additional risks beyond those applicable to the VIP Small Cap Growth Portfolio, as shown in the chart below.

The fact that a particular risk is not identified does not mean that a Portfolio, as part of its overall investment strategy, does not invest or is precluded from investing in securities that give rise to that risk. As with any mutual fund, the value of a Portfolio’s shares will change, and you could lose money on your investment. A variety of factors can affect the investment performance of a Portfolio and prevent it from achieving its objective.

The Portfolios have the following principal investment risks in common:

Company Risk	Initial Public Offering Risk	Market Risk

Growth Risk	Liquidity Risk	Sector Risk

Information Technology Sector Risk	Management Risk	Small Company Risk

Common Risks. Below are descriptions of the principal investment risks common to both Portfolios:

Company Risk – A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

Growth Stock Risk – Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may be more volatile or not perform as well as value stocks or the stock market in general.

Information Technology Sector Risk – Investment risks associated with investing in the information technology sector, in addition to other risks, include the intense competition to which information technology companies may be subject; the dramatic and often unpredictable changes in growth rates and competition for qualified personnel among information technology companies; effects on profitability from being heavily dependent on patent and intellectual property rights and the loss or impairment of those rights; obsolescence of existing technology; general economic conditions; and government regulation. In addition, a small number of companies represent a large portion of the information technology sector as a whole.

Initial Public Offering (IPO) Risk – Any positive effect of investments in IPOs may not be sustainable because of a number of factors. Namely, the Portfolio may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the performance of IPOs generally is volatile, and is dependent on market psychology and economic conditions. To the extent that IPOs have a significant positive impact on the Portfolio’s performance, this may not be able to be replicated in the future. The relative performance impact of IPOs also is likely to decline as the Portfolio grows.

Liquidity Risk – Generally, a security is liquid if the Portfolio is able to sell the security at a fair price within a reasonable time. Liquidity generally is related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Portfolio may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price. Certain investments that were liquid when the Portfolio purchased them may become illiquid, sometimes abruptly.

Management Risk – Portfolio performance is primarily dependent on IICO’s skill in evaluating and managing the Portfolio’s holdings. There can be no guarantee that its decisions will produce the desired results, and the Portfolio may not perform as well as other similar mutual funds.

Market Risk – Markets can be volatile, and the Portfolio’s holdings can decline in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities, can react differently to these developments. Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in volatility in the financial markets, both U.S. and foreign. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio. These circumstances also have decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Sector Risk – At times, the Portfolio may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Individual sectors may be more volatile, and may perform differently, than the broader market. Companies in the same economic sector may be similarly affected by economic or market events, making the Portfolio more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Small Company Risk – Securities of small-capitalization (with respect to VIP Small Cap Growth Fund) / small to micro-capitalization (with respect to VIP Micro Cap Growth Portfolio) companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations and such securities may be affected to a greater extent than other types of securities by the underperformance of a sector or during market downturns. In some cases, there could be difficulties in selling securities of small-capitalization (with respect to VIP Small Cap Growth Fund) / small to micro-capitalization (with respect to VIP Micro Cap Growth Portfolio) companies at the desired time.

The VIP Micro Cap Growth Portfolio (but not the VIP Small Cap Growth Portfolio) also is subject to the following additional principal investment risks:

Health Care Sector Risk	Holdings Risk

VIP Micro Cap Growth Portfolio Risks Only. Below are descriptions of the principal investment risks that apply only to the VIP Micro Cap Growth Portfolio:

Health Care Sector Risk – Investment risks associated with investing in securities in the health care sector, in addition to other risks, include heavy dependence on patent protection, with profitability affected by the expiration of patents; expenses and losses from extensive litigation based on product liability and similar claims; competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting; the long and costly process for obtaining new product approval by the Food and Drug Administration; the difficulty health care providers may have obtaining staff to deliver service; susceptibility to product obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel.

Holdings Risk – The Portfolio typically holds a limited number of stocks (generally 50 to 70). As a result, the appreciation or depreciation of any one security held by the Portfolio may have a greater impact on the Portfolio’s net asset value (NAV) than it would if the Portfolio invested in a larger number of securities.

Comparison of Portfolio Performance

The table below provides some indication of the risks of investing in the VIP Micro Cap Growth Portfolio and the VIP Small Cap Growth Portfolio. The table shows the average annual total returns (before taxes) as of March 31, 2018 for each class of a Portfolio. Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

A Portfolio’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyinvestments.com for a Portfolio’s updated performance.

Wall Street Associates, LLC served as the investment subadviser to the VIP Micro Cap Growth Portfolio until July 1, 2015. On July 1, 2015, Waddell & Reed investment Management Company (WRIMCO) assumed direct investment management responsibilities for the VIP Micro Cap Growth Portfolio. On October 1, 2016, IICO, an affiliate of WRIMCO, became the VIP Micro Cap Growth Portfolio’s investment adviser.

Prior to April 30, 2012, the VIP Micro Cap Growth Portfolio’s investment objective was to seek long-term capital appreciation. Effective as of April 30, 2012, the VIP Micro Cap Growth Portfolio changed its investment objective to seeking to provide growth of capital.

Ivy VIP Micro Cap Growth (Target Portfolio) / Ivy VIP Small Cap Growth (Acquiring Portfolio)
Average Annual Total Return (Before Taxes) (as of 3/31/18)	1 Year	5 Years	10 Years	Since Inception
Ivy VIP Micro Cap Growth Class I1	3.69%	-	-	10.55%
Ivy VIP Small Cap Growth Class I2	-	-	-	-
Ivy VIP Micro Cap Growth Class II	11.22%	9.34%	9.29%	-
Ivy VIP Small Cap Growth Class II	20.73%	12.11%	8.94%	-
Russell 2000 Growth Index (reflects no deduction for fees, expenses or tax)	18.63%	12.90%	10.95%	15.38%[1]
Russell Microcap Growth Index (reflects no deduction for fees, expenses or taxes)	14.79%	10.91%	9.35%	12.40%[1]
Lipper Variable Annuity Small-Cap Growth Funds Universe Average (net of fees and expenses)	20.51%	12.42%	10.61%	6.12%[1]

[1]	Inception date: April 28, 2017
[2]	Class I shares of the VIP Small Cap Growth Portfolio are new and were created in anticipation of the Reorganization.

Management of the Portfolios

Investment Manager. Each Portfolio is managed by IICO. The address of IICO is 6300 Lamar Avenue, Overland Park, Kansas 66201. IICO is an indirect, wholly owned subsidiary of Waddell & Reed Financial, Inc. (“Waddell & Reed”), a publicly held company. IICO will remain the investment manager of the VIP Small Cap Growth Portfolio after the Reorganization.

Portfolio Managers. The portfolio manager of the VIP Micro Cap Growth Portfolio is John Bichelmeyer. The portfolio managers of the VIP Small Cap Growth Portfolio are Timothy J. Miller, Kenneth G. McQuade and Bradley P. Halverson. Messrs. Miller, McQuade and Halverson will continue as portfolio managers of the VIP Small Cap Growth Portfolio after the Reorganization.

Advisory Fees. The following table shows the contractual investment management fee ratios for each Portfolio and the net investment management fees paid by each Portfolio for its last fiscal year.

Ivy VIP Micro Cap Growth (Target Portfolio)

0.95% of net assets up to $1 billion;

0.93% of net assets over $1 billion and up to $2 billion;

0.90% of net assets over $2 billion and up to $3 billion; and

0.86% of net assets over $3 billion.

Net Management Fee Paid (as a percent of the VIP Micro Cap Growth Portfolio’s average net assets) for the fiscal year ended December 31, 2017: 0.95%

Ivy VIP Small Cap Growth (Acquiring Portfolio)

0.85% of net assets up to $1 billion;

0.83% of net assets over $1 billion and up to $2 billion;

0.80% of net assets over $2 billion and up to $3 billion; and

0.76% of net assets over $3 billion.

Net Management Fee Paid (as a percent of the VIP Small Cap Growth Portfolio’s average net assets) for the fiscal year ended December 31, 2017: 0.85%

Comparison of Portfolio Service Providers

Principal Underwriter. IDI is the principal underwriter for each Portfolio. IDI’s address is 6300 Lamar Avenue, Overland Park, Kansas 66201.

Other Service Providers. The Portfolios have the same service providers. Upon completion of the Reorganization, the VIP Small Cap Growth Portfolio will continue to engage its existing service providers. Following are the names and addresses of certain service providers for the Portfolios.

Accounting Services Agent and Transfer Agent	Waddell & Reed Services Company (doing business as WI Services Company) 6300 Lamar Avenue P.O. Box 29217 Shawnee Mission, Kansas 66201-9217

Custodian	Bank of New York Mellon One Wall Street New York, NY 10286

Independent Registered Public Accounting Firm	Deloitte & Touche LLP 1100 Walnut Street, Suite 3300 Kansas City, Missouri 64106

Comparison of Share Class Characteristics, Shareholder Transactions and Services

Sales Charges, Distribution and Administrative Service Plans. The sales charge, sales charge waivers, distribution plan and administrative services plan structures for the VIP Micro Cap Growth Portfolio and VIP Small Cap Growth Portfolio are identical, subject to any differences in the Variable Accounts. For more information, see the section entitled “The Management of the Portfolios” in the Ivy VIP Prospectus that accompanies this Prospectus/Proxy Statement and incorporated by reference herein.

Purchase, Exchange, and Redemption Procedures. Procedures for and policies relating to the purchase, exchange and redemption of the VIP Micro Cap Growth Portfolio’s and VIP Small Cap Growth Portfolio’s shares are identical subject to the Policyowner’s Variable Account with a Participating Insurance Company. For more detailed information about the purchase, exchange, and redemption procedures applicable to the Portfolios’ shares, please see the section entitled “Buying and Selling Shares” in the Ivy VIP Prospectus, which accompanies this Prospectus/Proxy Statement and is incorporated by reference herein or contact your Participating Insurance Company.

Dividends, Distributions and Taxes. Each Portfolio expects to declare and distribute substantially all of its net investment income, if any, to shareholders as dividends annually in May.

Each Portfolio also will distribute net realized capital gains, if any, at least annually. For more information about dividends, distributions and the tax implications of investing in the Portfolios, please see the section entitled “Distributions and Taxes” in the Ivy VIP Prospectus that accompanies this Prospectus/Proxy Statement and is incorporated by reference herein.

THE PROPOSAL – Approval of the Reorganization of

Ivy VIP Micro Cap Growth into Ivy VIP Small Cap Growth

General

Shareholders who are concerned about the Reorganization of the VIP Micro Cap Growth Portfolio into the VIP Small Cap Growth Portfolio may redeem or exchange their VIP Micro Cap Growth Portfolio shares at any time prior to the consummation of the Reorganization subject to any restrictions under their Variable Account. Exchanges and redemptions are considered taxable events and may result in capital gains or capital loss for tax purposes. In addition, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Reorganization is consummated, shareholders will be free to redeem their shares of the VIP Small Cap Growth Portfolio that they receive in the Reorganization at the shares’ current NAV.

Terms of the Reorganization Plan

If approved by Shareholders of the VIP Micro Cap Growth Portfolio, the Reorganization is expected to occur on or around November 5, 2018. A form of the Reorganization Plan is attached as Appendix A to this Prospectus/Proxy Statement for your review. The following is a brief summary of the principal terms of the Reorganization Plan:

–

The VIP Micro Cap Growth Portfolio will transfer all of its assets in exchange for the VIP Small Cap Growth Portfolio’s assumption of all of the VIP Micro Cap Growth Portfolio’s liabilities and obligations and shares of the VIP Small Cap Growth Portfolio with an aggregate NAV equal to the aggregate NAV of the transferred assets and liabilities.

–

The Class I and II shares of the VIP Small Cap Growth Portfolio received by the VIP Micro Cap Growth Portfolio will be distributed to the VIP Micro Cap Growth Portfolio’s respective shareholders of the corresponding Class I and II shares pro rata in accordance with their percentage ownership of such class of the VIP Micro Cap Growth Portfolio in full liquidation of the VIP Micro Cap Growth Portfolio.

–	After the Reorganization, the VIP Micro Cap Growth Portfolio will be terminated, and its affairs will be wound up in an orderly fashion.

–	The Reorganization will occur on the next business day after the time (currently scheduled to be 9:00 a.m., Central Time, on

November 2, 2018, or such other date and time as the parties may determine) when the assets of each Portfolio are valued for purposes of the Reorganization.

The consummation of the Reorganization is subject to a number of conditions set forth in the Reorganization Plan. The Reorganization Plan may be terminated and the Reorganization abandoned at any time prior to the Closing Date, as set forth in the Reorganization Plan, by the Board if it determines that the Reorganization would be inadvisable for either Portfolio. Authorized officers of the Trust also may amend the Reorganization Plan at any time in any manner. The Trust’s officers also may change the Closing Date.

Shares You Will Receive in Connection with the Reorganization

If the Reorganization occurs, the shares of the VIP Small Cap Growth Portfolio you receive will have an aggregate NAV equal to the aggregate NAV of your VIP Micro Cap Growth Portfolio shares as of the close of business on the business day before the closing of the Reorganization. You will have voting rights identical to those you currently have, but as a shareholder of the VIP Small Cap Growth Portfolio. The rights of shareholders of each Portfolio are identical since each Portfolio is a series of the Trust. All shareholder features that you have elected will remain available and in effect after the Reorganization unless you direct that the elections be changed.

Reasons for the Reorganization

IICO considered various factors before presenting the proposed Reorganization to the Board, including: (i) the VIP Micro Cap Growth Portfolio has limited growth opportunities and was somewhat redundant with other products in the Ivy Variable Insurance Portfolios complex; (ii) the merger would create a larger series, which might be able to more easily reach various breakpoints in management fee schedules, spread fixed costs over a larger asset base, and allow for more efficiencies in servicing the combined VIP Small Cap Growth Portfolio; and (iii) former shareholders of the VIP Micro Cap Growth Portfolio would be subject to the lower ongoing expenses, both before and after giving effect to any expense waivers and/or fee reimbursements and excluding any expenses paid in connection with the Reorganization.

At a meeting held on June 26, 2018, the Board, including all of the Independent Trustees, reviewed information about the proposed Reorganization and unanimously approved the Reorganization Plan and the resulting Reorganization. The Board further determined that the

Reorganization Plan, and the resulting Reorganization, would be in the best interests of existing shareholders of each Portfolio, and that the interests of existing shareholders of each Portfolio would not be diluted as a result of the Reorganization. The Board recommends that you vote in favor of the Reorganization by approving the Reorganization Plan, a form of which is attached as Appendix A to this Prospectus/Proxy Statement.

In proposing the Reorganization, IICO presented to the Board, at the June 26, 2018 meeting, its rationale for the Reorganization and, in particular identified, the following factors:

–

Continuity of Investment Objectives, Principal Investment Strategies and Principal Investment Risks. The Portfolios have an identical investment objective and similar principal investment strategies and principal investment risks. The many similarities of the Portfolios will allow VIP Micro Cap Growth Portfolio shareholders to maintain relative continuity in their investment selection;

–

Potential Economies of Scale. The Reorganization is intended to create a larger portfolio, and this will permit fixed costs to be spread over a larger asset base, potentially resulting in economies of scale over time;

–

Tax-Free Reorganization. The Reorganization will enable the VIP Micro Cap Growth Portfolio’s shareholders to exchange their investment for an investment in the VIP Small Cap Growth Portfolio without recognizing gain or loss for federal income tax purposes. After the Reorganization, shareholders may redeem any or all of their VIP Small Cap Growth Portfolio shares at NAV (subject to any applicable CDSC, as with a redemption of their VIP Micro Cap Growth Portfolio shares) at any time, at which point the shareholders (other than those who are tax-exempt) would realize a taxable gain or loss. Generally, Policyowners are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts may be taxable at ordinary income tax rates, subject to certain early withdrawal penalties;

–

Reorganization Expenses Allocated Between the Portfolios. The total amount of the expenses for the Reorganization is estimated to be approximately $147,000. The total amount of the expenses for the Reorganization will be evenly split between the VIP

Micro Cap Growth Portfolio and the VIP Small Cap Growth Portfolio. The Board and Ivy Variable Insurance Portfolios believed that an allocation of the Reorganization expenses to each Portfolio was appropriate because the Reorganization is expected to be beneficial to each Portfolio and its shareholders. The expense allocation will be made whether or not the Reorganization is consummated;

–

Expense Comparison. By reorganizing into the VIP Small Cap Growth Portfolio, it is expected that former VIP Micro Cap Growth Portfolio shareholders will be subject to lower ongoing expenses than those imposed by the VIP Micro Cap Growth Portfolio, both before and after giving effect to any expense waivers and/or fee reimbursements and excluding any expenses paid in connection with the Reorganization; and

–	No Shareholder Dilution. The Reorganization will occur at the NAV of each Portfolio and therefore will not dilute the interests of a Portfolio’s shareholders.

Other considerations of the Board include:

–	the fact that shareholders of the VIP Micro Cap Growth Portfolio will not pay any sales charge in connection with the Reorganization;

–

the investment management fees paid by the VIP Micro Cap Growth Portfolio and the VIP Small Cap Growth Portfolio and the historical and expected expense ratios of the VIP Small Cap Growth Portfolio as compared to the VIP Micro Cap Growth Portfolio;

–	the historical investment performance records of the VIP Micro Cap Growth Portfolio and the VIP Small Cap Growth Portfolio, relative to each other;

–	the portfolio composition of the VIP Small Cap Growth Portfolio as compared to the VIP Micro Cap Growth Portfolio;

–	the terms and conditions of the Reorganization Plan;

–	alternatives to the Reorganization, including liquidation or seeking out other merger partners; and

–	the advice and recommendation of IICO, including its opinion that in light of the foregoing, the Reorganization would be in the best interests of each Portfolio’s shareholders.

In considering the approval of the Reorganization Plan, the Board did not identify any factor as all-important or all-controlling and instead considered these factors collectively in light of the surrounding circumstances. After considering the above factors and based on the deliberations and its evaluation of the information provided to it, the Board concluded that the approval of the Reorganization Plan was in the best interest of each Portfolio and that the interest of existing shareholders of each Portfolio would not be diluted as a result of the Reorganization.

Repositioning of the VIP Micro Cap Growth Portfolio’s Portfolio Assets

IICO currently estimates that a de minimis portion (i.e., less than 6%) of the VIP Micro Cap Growth Portfolio’s portfolio assets may be sold before the closing of the Reorganization as part of a portfolio repositioning and separate from normal portfolio turnover. It is not anticipated that the sale of a de minimis portion of the portfolio assets prior to the closing of the Reorganization should result in any material amounts of capital gains to be distributed to shareholders. However, due to differences between the investment strategies and policies of the VIP Micro Cap Growth Portfolio and VIP Small Cap Growth Portfolio, IICO currently estimates that approximately 35% of the VIP Micro Cap Growth Portfolio’s portfolio assets will be sold by the post-Reorganization VIP Small Cap Growth Portfolio after the closing of the Reorganization as part of a portfolio repositioning and separate from normal portfolio turnover. It is estimated that a post-Reorganization portfolio repositioning could take approximately three to four months. As discussed in the section below titled “Federal Income Tax Consequences of the Reorganization – General Limitations on Capital Losses,” the ability of the combined VIP Small Cap Growth Portfolio to fully use either Portfolio’s capital loss carryovers as of the closing, if any, to offset the capital gain resulting from such post-closing sales will be limited, which may result in shareholders of the combined VIP Small Cap Growth Portfolio receiving a greater amount of capital gain distributions than they would have had the Reorganization not occurred. The ability of the post-Reorganization VIP Small Cap Growth Portfolio to fully use the VIP Micro Cap Growth Portfolio’s capital loss carryovers as of the closing, if any, to offset the capital gain resulting from such post-closing sales may be limited, which may result in shareholders of the combined VIP Small Cap Growth Portfolio receiving a greater amount of capital gain distributions than they would have had the Reorganization not occurred. Transaction costs also may be incurred due to the repositioning of the portfolio, both before and after the Reorganization. IICO believes that these portfolio transaction costs will be approximately $21,292 or 0.49% (49 basis points) of annual portfolio operating expenses, which includes estimated commissions that may be incurred during portfolio repositioning.

Federal Income Tax Consequences of the Reorganization

The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. As a condition to consummation of the Reorganization, Stradley Ronon Stevens & Young, LLP, counsel to the Trust, will deliver an opinion (the “Tax Opinion”) to the Trust to the effect that, based on the facts and assumptions stated therein (as well as certain representations of the Trust) and the existing federal income tax law, and conditioned on the Reorganization being completed in accordance with the Reorganization Plan for federal income tax purposes:

•

The Reorganization will qualify as a “reorganization” (as defined in Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”)), and each Portfolio will be a “party to a reorganization” (within the meaning of Section 368(b) of the Code);

•	Neither Portfolio will recognize any gain or loss as a result of the Reorganization;

•	The VIP Micro Cap Growth Portfolio’s shareholders will not recognize any gain or loss on the exchange of their shares for VIP Small Cap Growth Portfolio shares;

•

The holding period for, and tax basis in, the VIP Small Cap Growth Portfolio shares that a VIP Micro Cap Growth Portfolio shareholder receives pursuant to the Reorganization will include the holding period for, and will be the same as the aggregate tax basis in, the VIP Micro Cap Growth Portfolio shares the shareholder holds immediately before the Reorganization (provided the shareholder holds the shares as capital assets at the time of the closing of the Reorganization); and

•

The VIP Small Cap Growth Portfolio’s tax basis in each asset the VIP Micro Cap Growth Portfolio transfers to it will be the same as the VIP Micro Cap Growth Portfolio’s tax basis therein immediately before the Reorganization, and the VIP Small Cap Growth Portfolio’s holding period for each such asset will include the VIP Micro Cap Growth Portfolio’s holding period therefore (except where the VIP Small Cap Growth Portfolio’s investment activities have the effect of reducing or eliminating an asset’s holding period).

Notwithstanding the foregoing, no opinion will be expressed as to the effect of the Reorganization on the VIP Micro Cap Growth Portfolio, the VIP Small Cap Growth Portfolio, or any VIP Micro Cap Growth Portfolio shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on termination or transfer thereof) under a mark to market system of accounting. Neither Portfolio has requested or will request an advance ruling from the Internal Revenue Service (“IRS”) as to the U.S. federal income tax consequences of the Reorganization.

The Tax Opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganization will be as described above. If the Reorganization was consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, and thus was taxable, the VIP Micro Cap Growth Portfolio would recognize gain or loss on the transfer of its assets to the VIP Small Cap Growth Portfolio, and each shareholder of the VIP Micro Cap Growth Portfolio would recognize a taxable gain or loss equal to the difference between its tax basis in its VIP Micro Cap Growth Portfolio shares and the fair market value of the VIP Small Cap Growth Portfolio shares it receives. However, in light of the tax-favored status of the shareholders of the VIP Small Cap Growth Portfolio and the VIP Micro Cap Growth Portfolio, which are variable life insurance separate accounts and variable annuity separate accounts, failure of the Reorganization to qualify as a tax-free reorganization should not result in any material adverse federal income tax consequences to the shareholders of either Portfolio. The following discussion assumes the Reorganization qualifies as a tax-free reorganization for federal income tax purposes.

Prior to the closing of the Reorganization, the VIP Micro Cap Growth Portfolio will distribute to its shareholders all of its investment company taxable income and net realized capital gain (after reduction by any available capital loss carryovers), if any, that have not previously been distributed to them.

General Limitations on Capital Losses. Assuming the Reorganization qualifies as a tax-free reorganization, as expected, the VIP Small Cap Growth Portfolio will succeed to the tax attributes of the VIP Micro Cap Growth Portfolio upon the closing of the Reorganization, including any capital loss carryovers that could have been used by the VIP Micro Cap Growth Portfolio to offset its future realized capital gains, if any, for federal income tax purposes, subject to limitations under the Code. Where these limitations apply, all or a portion of a Portfolio’s capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gain to the combined Portfolio and its shareholders post-closing. First, a Portfolio’s capital loss carryovers are subject to an annual limitation if a Portfolio undergoes a more than 50% change in ownership. The actual annual limitation will equal the aggregate NAV of the smaller Portfolio in the Reorganization on the Closing Date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes; such limitation will be increased by the amount of any built-in gain (i.e., unrealized appreciation in the value of investments of the smaller Portfolio on the Closing Date that is recognized in a taxable year). Second, if a Portfolio has built-in gains at the time of the Reorganization that are realized by the combined Portfolio in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built-in losses”) of the other Portfolio. Third, the capital losses of the VIP Micro Cap Growth Portfolio that may be used by the VIP Small Cap Growth Portfolio (including to offset any “built-in gains” of the VIP Micro Cap Growth Portfolio itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the VIP Small Cap Growth Portfolio for such taxable year (excluding capital loss carryovers) treated as realized post-closing based on the number of days remaining in such year. Neither Portfolio had any aggregate capital loss carryovers for their fiscal years ending December 31, 2017.

Appreciation in Value of Investments. Shareholders of the VIP Micro Cap Growth Portfolio will receive a proportionate share of any taxable income and gains realized by the combined Portfolio and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the combined Portfolio. As a result, shareholders of the VIP Micro Cap Growth Portfolio may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred. In addition, if the VIP Small Cap Growth Portfolio, following the Reorganization, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its NAV than the VIP Micro Cap Growth Portfolio, shareholders of the VIP Micro Cap Growth Portfolio, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred.

For federal income tax purposes, a Participating Insurance Company (rather than a Policyowner) is treated as a shareholder of the VIP Micro Cap Growth Portfolio. Policyowners should ask their own tax advisors for more information on their own tax situation, including state and local tax consequences.

Capitalization

The following table shows on an unaudited basis the capitalization of the VIP Micro Cap Growth Portfolio and the VIP Small Cap Growth Portfolio as of December 31, 2017, and on a pro forma combined basis, giving effect to the Reorganization of the assets and liabilities of the VIP Micro Cap Growth Portfolio by the VIP Small Cap Growth Portfolio at NAV as of that date.

	Ivy VIP Micro Cap Growth	Ivy VIP Small Cap Growth+	Pro forma Adjustments	Pro forma Combined1, [2]
Class I Shares[2]
Net asset value	$373,853	N/A	$—	$373,853
Shares outstanding	16,647	N/A	15,499	32,146
Net asset value per share	$22.46	N/A		$11.63

Class II Shares[2]
Net asset value	$71,705,079	$376,818,696	$(146,557)[3]	$448,377,217
Shares outstanding	3,198,474	32,407,748	2,947,279	38,553,501
Net asset value per share	$22.42	$11.63		$11.63
Total Net Asset Value	$72,078,932	$376,818,696	$(146,557)[3]	$448,751,071

+	The VIP Small Cap Growth Portfolio will be the accounting survivor for financial statement purposes.
[1]

Assumes the Reorganization was consummated on December 31, 2017, and is for information purposes only. No assurance can be given as to how many shares of the VIP Small Cap Growth Portfolio will be received by shareholders of the VIP Micro Cap Growth Portfolio on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the VIP Small Cap Growth Portfolio that will actually be received on or after that date.

[2]

Class I shares and Class II shares of the VIP Micro Cap Growth Portfolio will be exchanged for new Class I shares and Class II shares, respectively, of the VIP Small Cap Growth Portfolio upon consummation of the Reorganization.

[3]

Adjustments reflect estimated one-time accounting, legal and other costs of approximately $146,557, to be evenly split between the VIP Micro Cap Growth Portfolio and the VIP Small Cap Growth Portfolio.

THE IVY VARIABLE INSURANCE PORTFOLIOS BOARD UNANIMOUSLY RECOMMENDS APPROVAL OF THE REORGANIZATION

VOTING INFORMATION

Voting Rights

The Board is soliciting proxies from the shareholders of the VIP Micro Cap Growth Portfolio in order to seek approval of the Reorganization Plan at the Meeting which has been called to be held on November 1, 2018, 2:00 p.m., Central Time, at 6300 Lamar Avenue, Overland Park, Kansas. The meeting notice, this Prospectus/Proxy Statement and proxy cards/voting instruction cards are being mailed to shareholders beginning on or about August 21, 2018.

The shares of the Portfolios are currently sold only to Variable Accounts as a funding vehicle for the offered by the Variable Accounts of Participating Insurance Companies. As of the date of this Prospectus/Proxy, the Participating Insurance Companies are AIG SunAmerica, RiverSource Life Insurance Company, Allianz Life Insurance Company, MassMutual Life Insurance Company, Protective Life Insurance Company, Guardian Life Insurance Company, AXA Equitable Life Insurance Company, Ameritas Life Insurance Company, Jefferson National Life Insurance Company, Securian Financial Group, Inc., Midland National Life Insurance Company, Lincoln National Life, Pacific Life Insurance Company, Metropolitan Life Insurance Company/Brighthouse Financial, Inc., The Great-West Life Assurance Company, Venerable Holdings, Inc. (formerly, Voya Financial, Inc.), Nationwide Life Insurance Company, Ohio National Life Insurance Company, Security Benefit Group, and Forethought Life Insurance Company. Each of the Variable Accounts has a sub-account (“Sub-Account”), the assets of which are invested in shares of the Portfolio.

Each Participating Insurance Company is the legal owner of all Portfolio shares held by the Variable Accounts of that Participating Insurance Company. In accordance with its view of applicable law, each Participating Insurance Company is soliciting voting instructions from its Policyowners with respect to the Proposal to be voted on at the Meeting. The Policyowners permitted to give instructions for the VIP Micro Cap Growth Portfolio and the number of Portfolio shares for which instructions may be given will be determined as of the Record Date for the Meeting. The numbers of votes which a Policyowner has the right to instruct will be calculated separately for each Variable Account. That number will be determined by applying the Policyowner’s percentage interest, if any, in the Sub-Account holding shares of the VIP Micro Cap

Growth Portfolio to the total number of votes attributable to that Sub-Account. All VIP Micro Cap Growth Portfolio shares held by the Variable Accounts of a Participating Insurance Company will be voted in accordance with voting instructions received from its Policyowners. Each Participating Insurance Company will vote Portfolio shares attributable to its Policies as to which no timely instructions are received, and any Portfolio shares held by that Participating Insurance Company as to which Policyowners have no beneficial interest, in proportion to the voting instructions, including abstentions, which are received with respect to its Policies participating in the Portfolio. The effect of such proportional voting is that a small number of Policyowners may determine the outcome of the vote.

Required Vote for the Proposal

Approval of the Reorganization Plan by and between the Trust on behalf of the VIP Micro Cap Growth Portfolio and the VIP Small Cap Growth Portfolio will require the affirmative vote of the lesser of: (i) a majority of the outstanding shares of the VIP Micro Cap Growth Portfolio or (ii) 67% of more of the outstanding shares of the VIP Micro Cap Growth Portfolio present at or represented by proxy at the Meeting if the holders of more than 50% of the outstanding shares of the VIP Micro Cap Growth Portfolio are present or represented by proxy. Donnelley Financial Solutions / Mediant Communications (“Mediant” or the “Solicitor”) has been retained by the Trust to collect and tabulate shareholder votes. A vote of the shareholders of the VIP Small Cap Growth Portfolio is not needed to approve the Reorganization.

The Participating Insurance Companies may also engage their own solicitors (which may include Mediant) to solicit voting instructions from Variable Account owners. Such costs, including the fees of a proxy soliciting agent, if any, will be borne by the Participating Insurance Company, although IICO, or an affiliate, may reimburse certain of their expenses.

One-third (33.3%) of the VIP Micro Cap Growth Portfolio’s outstanding shares entitled to vote in person or by proxy as of the Record Date shall be a quorum for the transaction of business at the Meeting. Under relevant state law and the VIP Micro Cap Growth Portfolio’s By-laws, abstentions and broker non-votes (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as votes present at the Meeting; abstentions and broker non-votes, however, will not be treated as votes cast at such Meeting. Thus, abstentions and broker non-votes will be included for purposes of determining whether a quorum is present but will have the same effect as a vote against the Reorganization Plan. However, it is the Trust’s understanding that because broker-dealers, in the absence of specific authorization from their customers, will not have discretionary authority to vote any shares held beneficially by their customers on the single matter expected to be presented at the Meeting with respect to the VIP Micro Cap Growth Portfolio, there are unlikely to be any “broker non-votes” at the Meeting. Additionally, as noted above, each Policy, as the shareholder of record of VIP Micro Cap Growth Portfolio’s shares, generally is required to vote shares attributable to Variable Accounts as to which no voting instructions are received in proportion (for, against, or abstain) to those for which timely instructions are received by the Participating Insurance Company just as any other shares for which the Participating Insurance Company does not receive proper voting instructions.

Adjournments

In the event that a quorum is not present at the Meeting, if the VIP Micro Cap Growth Portfolio has not received enough votes by the time of the Meeting to approve the Proposal, or for any other reason, the chairman of the Meeting may adjourn such Meeting to another time or place one or more times to permit further solicitation of proxies. Solicitation of votes may continue to be made without any obligation to provide any additional notice of the adjournment if such time and place are announced at the meeting in which the adjournment is taken or reasonable notice is given to persons present at the meeting, and if the adjourned meeting is held within a reasonable time after the date set for the original Meeting.

The Meeting has been called to transact any business that properly comes before it. The only business that management of the VIP Micro Cap Growth Portfolio intends to present or knows that others will present is the Proposal. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, the Designees intend to vote the proxies in accordance with their judgment, unless the Secretary of the Trust has previously received written contrary instructions from the shareholder entitled to vote the shares.

Voting Process

A proxy card/voting instruction form is in essence a ballot. When you vote your proxy, it tells the VIP Micro Cap Growth Portfolio how you want to vote on the Reorganization. When you complete your voting instruction form, it tells your Participating Insurance Company how you want to vote on the Reorganization. You can vote in any one of the following ways:

(a)	By mail, by filling out and returning the enclosed proxy card/voting instruction form;

(b)	By phone or Internet (see enclosed proxy card/voting instruction form for instructions); or

(c)	In person at the Meeting.

Shareholders who owned shares on the Record Date are entitled to vote at the Meeting. For each full dollar of net asset value (number of shares owned times net asset value per share) of the VIP Micro Cap Growth Portfolio that you hold, you are entitled to one vote, and for each fractional dollar of a share you hold, you are entitled to a proportionate fractional vote. If you choose to vote by mail and you are an individual account owner, please sign exactly as your name appears on the proxy card/voting instruction form. Either owner of a joint account may sign the proxy card/voting instruction form, but the signer’s name must exactly match the name that appears on the card. Shares represented by duly executed proxies will be voted as instructed on the proxy. If no instructions are given, the proxy will be voted in favor of the Reorganization and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting. If your shares are held of record by a broker-dealer and you wish to vote in person at the Meeting, you should obtain a legal proxy from your broker of record and present it at the Meeting. You can revoke your proxy at any time before it is exercised by sending a signed, written letter of revocation to the Secretary of the Trust, by properly executing and submitting a later-dated proxy or by attending the Meeting and voting in person.

Proxies will be solicited primarily by mailing this Prospectus/Proxy Statement and its enclosures, but proxies may also be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of the Trust or by employees or agents of its service contractors. The total expenses of the Reorganization, for legal and accounting expenses, outside solicitation firm costs, printing, postage, proxy out-of-pocket costs and proxy solicitation, mailing, reporting and tabulation costs, and regulatory filing fees, are expected to be approximately $147,000 which will be evenly split between the VIP Micro Cap Growth Portfolio and the VIP Small Cap Growth Portfolio.

In addition, Mediant has been engaged to assist in the solicitation of proxies/voting instructions, primarily by contacting shareholders by telephone to remind them to vote and to assist them if they choose to vote their proxy or provide voting instructions over the telephone. The cost of this solicitation is estimated to be approximately 7,000, plus any out of pocket expenses, and such costs will be evenly split between the VIP Micro Cap Growth Portfolio and the VIP Small Cap Growth Portfolio.

As the date of the Meeting approaches, however, certain VIP Micro Cap Growth Portfolio shareholders or Participating Insurance Companies may receive a telephone call from a representative of the Solicitor if their votes have not yet been received. Authorization to permit the Solicitor to execute proxies or complete voting instruction forms may be obtained by telephonic instructions from shareholders of the VIP Micro Cap Growth Portfolio or Participating Insurance Companies. Proxies or voting instructions that are obtained telephonically will be recorded in accordance with the procedures set forth below. The Trust believes that these procedures are reasonably designed to ensure that both the identity of the shareholder or Participating Insurance Company casting the vote and the voting instructions of the shareholder or Participating Insurance Company are accurately determined.

In all cases where a telephonic proxy or voting instruction is solicited, the Solicitor representative is required to ask for each shareholder’s or Participating Insurance Company’s full name and address and to confirm that the shareholder or Participating Insurance Company has received the proxy materials in the mail or by other acceptable means. If the shareholder or Participating Insurance Company is a corporation or other entity, the Solicitor representative is required to ask for the person’s title and for confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to the Solicitor, then the Solicitor representative may ask for the shareholder’s or Participating Insurance Company’s instructions on the Proposal described in this Prospectus/Proxy Statement. Although the Solicitor representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder or Participating Insurance Company how to vote, other than by reading any recommendation set forth in this Prospectus/Proxy Statement. The Solicitor representative will record the shareholder’s or Participating Insurance Company’s instructions on the proxy card/voting instruction form. Within 72 hours, the shareholder or Participating Insurance Company will be sent a letter or mailgram, confirming his or her vote and requesting that the shareholder or Participating Insurance Company call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

Shares Outstanding and Entitled to Vote

Only the shareholders of record of the VIP Micro Cap Growth Portfolio as of the Record Date will be entitled to vote at the Meeting. On the Record Date, the number of shares outstanding of the VIP Micro Cap Growth Portfolio was as follows:

Class	Number of shares outstanding and entitled to vote
Class I	16,618.841
Class II	3,266,341.665
Total	3,282,960.506

Dissenter Rights

Shareholders who object to the Reorganization of the VIP Micro Cap Growth Portfolio into the VIP Small Cap Growth Portfolio will not be entitled under Delaware law or the Trust’s Agreement and Declaration of Trust or Bylaws to demand payment for, or an appraisal of, their shares. However, shareholders may redeem or exchange their VIP Micro Cap Growth Portfolio shares at any time prior to the consummation of the Reorganization. In addition, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Reorganization is consummated, shareholders will be free to redeem the shares of the VIP Small Cap Growth Portfolio which they receive in the transaction at their current NAV, less any applicable CDSC. After the Reorganization, the shares acquired in the Reorganization may be exchanged for shares of the same class of any other portfolio in the Ivy Variable Insurance Portfolios without the payment of an additional sales charge or CDSC.

Shareholder Communications

Shareholder communications to the Board must be in writing and addressed to the Board and to the attention of Jennifer K. Dulski, Secretary of the Trust, at 6300 Lamar Avenue, Overland Park, Kansas 66202. If a specific Trustee is the intended recipient of such communication, the name of that Trustee must be noted therein. The Secretary will forward such correspondence only to the intended recipient if one is noted. Prior to forwarding any correspondence, the Secretary will review the communication and will not forward communications deemed by the Secretary, in her discretion, to be frivolous, of inconsequential commercial value or otherwise inappropriate for the Board’s consideration. Any communication reviewed by the Secretary and not forwarded to the Board for consideration shall be forwarded to and reviewed by independent legal counsel to the Independent Trustees. In the event independent legal counsel to the Independent Trustees disagrees with the determination of the Secretary and deems such communication appropriate for Board consideration, such communication shall be forwarded to the Board or members thereof, as appropriate. Each Portfolio will retain shareholder communications addressed to the Board in accordance with its record retention policy.

Shareholder Proposals at Future Meetings

Neither the VIP Micro Cap Growth Portfolio nor the VIP Small Cap Growth Portfolio holds annual or other regular meetings of shareholders. Shareholder proposals to be presented at any future meeting of shareholders of the VIP Micro Cap Growth Portfolio or VIP Small Cap Growth Portfolio must be received by the Trust, on behalf of the relevant Portfolio, in writing a reasonable time before the VIP Micro Cap Growth Portfolio or VIP Small Cap Growth Portfolio, as the case may be, solicits proxies for that meeting in order to be considered for inclusion in the proxy materials for that meeting. Shareholder proposals should be sent to the Trust, on behalf of the relevant Portfolio, Attention: Secretary, at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.

Ownership of Shares

As of July 25, 2018, the Trust believes that its Trustees and officers, as a group, owned less than one percent of each class of shares of each Portfolio and of the Trust as a whole. The tables below show, as of July 25, 2018, the shareholders of record owned 5% or more of the outstanding shares of the noted class of shares of the VIP Micro Cap Growth Portfolio and VIP Small Cap Growth Portfolio:

Ivy VIP Micro Cap Growth (Target Portfolio)

Class	Ownership Type	Shareholder Name	City and State	Amount of Shares Owned	Percentage of Class Owned
I	Record	Ivy Investment Management Company	Mission, KS	11,867.792	71.41%
I	Record	Lincoln National Life Insurance Co.	Ft. Wayne, IN	4,751.049	28.59%
II	Record	Lincoln National Life Insurance Co.	Ft. Wayne, IN	210,820.990	6.45%
II	Record	Minnesota Life Insurance Co.	St. Paul, MN	2,334,913.465	71.48%
II	Record	Nationwide Investment Services Corp.	Columbus, OH	517,362.805	15.84%

Ivy VIP Small Cap Growth (Acquiring Portfolio)

Class	Ownership Type	Shareholder Name	City and State	Amount of Shares Owned	Percentage of Class Owned
II	Record	AXA Equitable Life Insurance Co.	Jersey City, NJ	7,129,733.306	24.14%
II	Record	Minnesota Life Insurance Co.	St. Paul, MN	2,706,581.652	9.16%
II	Record	Nationwide Investment Services Corp.	Columbus, OH	7,339,228.045	24.85%
II	Record	United Investors Life	Birmingham, AL	5,270,957.992	17.85%
II	Record	Waddell & Reed, Inc.	Mission, KS	1,993,413.056	6.75%

The portion of the VIP Small Cap Growth Portfolio owned by the shareholders named above, upon consummation of the Reorganization based on the holdings shown above, is expected to decline.

Additional Information

For additional information about the Portfolios, see the Ivy VIP Prospectus and Ivy VIP SAI, copies of which, may be obtained without charge by writing or calling the Trust at the address and telephone number set forth on the first page of this Prospectus/Proxy Statement. Information about the Portfolios (including the most recent Annual and Semiannual Reports) is available from the SEC’s web site at http://www.sec.gov and also may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC’s Public Reference Room, Room 1580, 100 F Street NE, Washington, D.C. 20549-1520 and at certain of the SEC’s regional offices: SEC Regional Offices: Atlanta – 950 East Paces Ferry NE, Suite 900, Atlanta GA 30326; Boston – 33 Arch Street, 23rd Floor, Boston, MA 02110; Chicago – 175 West Jackson Blvd., Suite 900, Chicago, IL 60604; Denver –1961 Stout Street, Suite 1700, Denver, CO 80294; Fort Worth – Burnett Plaza, Suite 1900, 801 Cherry Street, Unit #18, Fort Worth, TX 76102; Los Angeles – 444 South Flower Street, Suite 900, Los Angeles, CA 90071; Miami – 801 Brickell

Ave., Suite 1800, Miami, FL 33131; New York – 200 Vesey Street, Suite 400, New York, NY 10281; Philadelphia – One Penn Center, 1617 JFK Boulevard, Suite 520, Philadelphia, PA 19103; Salt Lake City – 351 S. West Temple Street, Suite 6.100, Salt Lake City, UT 84101; and San Francisco – 44 Montgomery Street, Suite 2800, San Francisco, CA 94104. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 202-551-8090.

APPENDIX A – FORM OF AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”), made as of this         day of                     , 2018 by the Ivy Funds and Ivy Variable Insurance Portfolios (each a “Trust” and collectively, the “Trusts”), each a statutory trust created under the laws of the State of Delaware, with their principal place of business at 6300 Lamar Ave, Shawnee Mission, KS 66201-9217, on behalf of their respective series identified on Schedule A and the Ivy Investment Management Company, the investment manager to the Acquired Funds and Acquiring Funds (“IICO”), joins this Agreement solely for the purposes of Section 9.

WHEREAS, the Trusts desire to enter into and perform the reorganizations described herein (each, a “Reorganization,” and collectively, the “Reorganizations”) pursuant to which, among other things, at the respective times hereinafter set forth, (1) (x) with respect to Ivy Funds, each Acquired Fund shall transfer all of its respective Assets (as defined below) to the corresponding Acquiring Fund in exchange solely for full and fractional shares of beneficial interest of the Acquiring Fund identified on Schedule A and (y) with respect to Ivy Variable Insurance Portfolios, the Acquired Fund shall transfer all its respective Assets to the Acquiring Fund in exchange solely for full and fractional shares of beneficial interest of the Acquiring Fund identified on Schedule A; (2) the assumption by the respective Trust on behalf of each Acquiring Fund of all of the Liabilities (as defined below) of the corresponding Acquired Fund; (3) the distribution of each Acquiring Fund’s shares to the shareholders of the corresponding Acquired Fund according to their respective interests in complete liquidation of the Acquired Fund; and (4) the dissolution of the Acquired Fund as soon as practicable after the closing date (as referenced in Section 3 hereof and hereinafter called the “Closing Date”), all upon and subject to the terms and conditions of this Agreement hereinafter set forth;

WHEREAS, the parties intend this Agreement to be, and adopt it as, a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”);

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound hereby, the parties hereto covenant and agree as follows:

1.	Transfer of Assets and Liabilities, Liquidation and Dissolution of the Acquired Funds

Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

(a) On the Closing Date (as defined in Section 3), the Trusts, on behalf of each Acquired Fund, will transfer and deliver to the Trust, on behalf of each corresponding Acquiring Fund, all property, goodwill, and assets of every description and all interests, rights, privileges and powers of such Acquired Fund that are shown as an asset on the books and records of the Acquired Fund on the Closing Date (the “Assets”). In consideration thereof, the Trusts agree that on the Closing Date: (i) each Trust on behalf of its respective Acquiring Funds shall assume and pay when due all obligations and liabilities of the Acquired Funds, existing on or after the Closing Date, whether absolute, accrued, contingent or otherwise (except that certain expenses of the Reorganizations contemplated hereby to be paid by the persons as provided in Section 9 hereof shall not be assumed or paid by the Acquiring Funds) (collectively, the “Liabilities”), and such Liabilities shall become the obligations and liabilities of the Acquiring Funds; and (ii) the Trusts, on behalf of each respective Acquiring Fund shall deliver the number of full and fractional (calculated to the third decimal place) shares of beneficial interest, without par value, of the respective Acquiring Fund (“Acquiring Fund Shares”), determined as provided in Section 2(a) below. In order to effect the delivery of shares, the Trusts will establish an open account of each Acquiring Fund for each shareholder of the Acquired Fund and, on the Closing Date, will credit to such account the number of full and fractional (calculated to the third decimal place) Acquiring Fund Shares as calculated in accordance with Section 2(a). Simultaneously with the crediting of the Acquiring Fund Shares to the shareholders of record of an Acquired Fund, the shares of the Acquired Fund held by such shareholders shall be cancelled by the Trusts. The Trusts shall not be obligated to issue certificates representing Acquiring Fund Shares in connection with such exchange.

(b) Immediately upon receipt of Acquiring Fund Shares of an Acquiring Fund, each Acquired Fund shall distribute, in complete liquidation, pro rata to the shareholders of record of the Acquired Fund at the Closing Date, the Acquiring Fund Shares that have been received.

(c) As soon as practicable following the Closing Date, the Trusts shall dissolve each Acquired Fund pursuant to the provisions of the Trust Instrument and the laws of the State of Delaware, and, after the Closing Date, that Acquired Fund shall not conduct any business except in connection with its liquidation.

(d) The Trusts, on behalf of each respective Acquiring Fund and Acquired Fund, intends that the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code. The Trusts on behalf of each respective Acquiring Fund and respective Acquired Fund shall not take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

2.	Share Calculations and Valuation of Assets

(a) The number of shares of an Acquiring Fund issued to the corresponding Acquired Fund will be determined as follows: the value of the Acquired Fund’s Assets that are so conveyed less the Liabilities that are assumed (determined as of the Valuation Date as defined below), that are attributable to each respective share class of an Acquired Fund shall be divided by the net asset value (“NAV”) of share of the corresponding class, respectively, of the Acquiring Fund that is to be delivered with respect thereto (determined as of the Valuation Date as defined below).

(b) With respect to each Acquired Fund, the value of its Assets shall be the value of such Assets computed as of the time at which the Acquired Fund’s NAV is calculated as of the regular close of business (“Close of Business”) of the New York Stock Exchange (“NYSE”) on the valuation date (as defined in Section 3 hereof and hereinafter called the “Valuation Date”), which shall be the business day immediately preceding the Closing Date, using the valuation procedures set forth in the Trusts’ currently effective prospectus and statement of additional information with respect to the Acquired Funds.

(c) The NAV per share of each class of Acquiring Fund Shares shall be computed on the Valuation Date in the manner set forth in the Acquiring Fund’s currently effective prospectus.

3.	Valuation Date and Closing Date

(a) The Valuation Date, with respect to the Acquired Funds and the Acquiring Funds, shall be Close of Business on November 2, 2018, or such earlier or later date and time as may be mutually agreed in writing by an authorized officer of each of the parties (the “Valuation Date”).

(b) The Closing Date, with respect to the Acquired Funds and the Acquiring Funds, shall occur on November 5, 2018 or such other date as the officers of the Trusts (the “Closing Date”). The closing of the Reorganization shall take place at the principal office of the Trusts, 6300 Lamar Ave, Shawnee Mission, KS 66201-9217, or at such other place as the officers determine. All acts taking place at the closing shall be deemed to take place simultaneously as of immediately before the opening of business on the Closing Date.

(c) Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the officers of the Trusts, accurate appraisal of the value of the net Assets of an Acquired Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading on the NYSE shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net Assets of that Acquired Fund is practicable in the judgment of the officers of the Trusts.

(d) On the Closing Date, the portfolio securities of the Acquired Funds and all of the Acquired Funds’ cash shall be delivered by the Acquired Funds to the accounts of the corresponding Acquiring Funds, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department’s book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the “1940 Act”) and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price of such transfer stamps. The cash delivered shall be in the form of currency or certified or official bank checks.

4.	Representations and Warranties by the Trusts on behalf of the Acquired Funds

The Trusts, on behalf of the Acquired Funds, represent and warrant that:

(a) The Trusts are statutory trusts created under the laws of the State of Delaware on November 13, 2008 and January 15, 2009 and are validly existing and in good standing under the laws of that State. The Trusts, of which the Acquired Funds are separate series of shares of beneficial interest, are duly registered under the 1940 Act, as open-end, management investment companies. Such registrations are in full force and effect as of the date hereof and will be in full force and effect as of the Closing Date and all of the shares of the Acquired Funds issued and outstanding have been sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital or obtaining any required initial shareholder approvals.

(b) The Trusts are authorized to issue an unlimited number of shares of each class of shares of beneficial interest, without par value, of each Acquired Fund. Each outstanding share of an Acquired Fund is validly issued, fully paid, non-assessable, has full voting rights, and, except for any such shares sold pursuant to the private offering exemption for purposes of raising initial capital or obtaining any required initial shareholder approvals, is freely transferable.

(c) The Trusts have the necessary power and authority to conduct their business and the business of the Acquired Funds as such businesses are now being conducted.

(d) The Trusts are not parties to or obligated under any provision of their Trust Instrument, By-Laws, or any material contract or any other material commitment or obligation, and are not subject to any order or decree, that would be violated by its execution of or performance under this Agreement.

(e) The Trusts, on behalf of each respective Acquired Fund, have no material contracts or other commitments (other than the Agreement or agreement for the purchase of securities entered into the ordinary course of business and consistent with the obligations under the Agreement) which will not be terminated by them in accordance with their terms at or prior to the Closing Date or which will result in a penalty or additional fee to be due from or payable by it.

(f) The Acquired Funds do not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 4(j) hereof and those incurred in the ordinary course of business as investment companies and of a nature and amount similar to, and consistent with those shown in such financial statements since the dates of those financial statements.

(g) The Trusts have elected to treat each Acquired Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Code, each Acquired Fund is a “fund” as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date, and the consummation of the transactions contemplated by the Agreement will not cause the Acquired Fund to fail to be qualified as a RIC as of the Closing Date. Each Acquired Fund has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply. With respect to the Acquired Fund that is a series of the Ivy Variable Insurance Portfolios, the Acquired Fund has met, and will through the Closing Date continue to meet, the diversification requirements of Section 817(h) of the Code and the regulations thereunder for all taxable years and all applicable quarters of such years since its inception.

(h) On the Closing Date, all material Returns (as defined below) of each Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Trusts’ knowledge, no such Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on an Acquired Fund or its Assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in each Acquired Fund’s financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this Agreement, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto).

(i) The books and records of the Trusts and the Acquired Funds are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Trusts and the Acquired Funds.

(j) The financial statements appearing in (i) the Annual Report to Shareholders of each Acquired Fund for the fiscal year ended December 31, 2017 (for Ivy Variable Insurance Portfolios) and March 31, 2018 (for Ivy Funds), audited by Deloitte & Touche LLP, and any interim unaudited financial statements fairly present the financial position of each Acquired Fund, and the results of its operations, in conformity with generally accepted accounting principles applied on a consistent basis. Since the date of such financial statements, there have been no material adverse changes in any Acquired Fund’s financial condition, assets, liabilities, or business (other than changes occurring in the ordinary course of business) and there are no known contingent liabilities of an Acquired Fund arising after such date. For the purposes of this subsection (j), a decline in the NAV of an Acquired Fund shall not constitute a material adverse change.

(k) The Registration Statement on Form N-14 (the “Registration Statement”) referred to in Section 7(d), including any prospectus or statement of additional information contained or incorporated therein by reference and any supplements or amendments thereto, insofar as it relates to an Acquired Fund, will, from the effective date of the Registration Statement through the Closing Date: (i) comply in all material respects with the provisions of the 1933 Act and the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading, provided, however, that the representations and warranties of this subparagraph shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by an Acquiring Fund for use therein.

(l) Each Acquired Fund’s current prospectus and statement of additional information (collectively, as amended or supplemented from time to time, the “Acquired Fund Prospectus”) conform in all material respects with the applicable requirements of the 1933 Act, and the rules and regulations of the SEC thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquired Fund is a party that are not referred to in the Acquired Fund Prospectus or in the registration statement of which it is a part.

(m) There is no inter-corporate indebtedness existing between an Acquired Fund and the corresponding Acquiring Fund that was issued, acquired, or will be settled at a discount.

(n) No Acquired Fund has outstanding options, warrants, pre-emptive rights or other rights to subscribe for or purchase Acquiring Fund Shares except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end management investment company operating under the 1940 Act.

(o) There is no material suit, judicial action, or legal or administrative proceeding pending or threatened against any Acquired Fund. No Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund’s business or its ability to consummate the transactions herein contemplated.

(p) Neither the Trusts nor any Acquired Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(q) Neither the Trusts nor any Acquired Fund has any unamortized or unpaid organizational fees or expenses.

(r) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trusts, on behalf of each respective Acquired Fund, of the transactions contemplated by the Agreement, except as may otherwise be required under federal or state securities laws or the rules and regulations thereunder.

(s) At the Closing Date, the Trusts will, on behalf of each respective Acquired Fund, (i) have good and marketable title to all of the Assets to be transferred to the corresponding Acquiring Fund pursuant to Section 1, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the Assets subject thereto, or materially affect title thereto; and (ii) will have full rights, power and authority to sell, assign transfer and deliver such Assets to be transferred to the corresponding Acquiring Fund pursuant to this Agreement.

5.	Representations and Warranties by the Trusts on Behalf of the Acquiring Funds

The Trusts, on behalf of the Acquiring Funds, represent and warrant that:

(a) The Trusts, of which each Acquiring Fund is a separate series of shares of beneficial interest, are duly registered under the 1940 Act as an open-end, management investment company. Such registrations are in full force and effect as of the date hereof or will be in full force and effect as of the Closing Date and all of the shares of the Acquiring Funds issued and outstanding have been sold pursuant to an effective registration statement filed under the 1933 Act and the 1940 Act, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital or obtaining any required initial shareholder approvals.

(b) The Trusts are authorized to issue an unlimited number of shares of each class of shares of beneficial interest, without par value, of each respective Acquiring Fund. Each outstanding share of an Acquiring Fund is validly issued, fully paid, non-assessable, has full voting rights and, except for any such shares sold pursuant to the private offering exemption for purposes of raising initial capital or obtaining any required initial shareholder approvals, is freely transferable. The Acquiring Fund Shares of the Acquiring Funds to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued, fully paid, non-assessable and freely transferable and have full voting rights.

(c) The Trusts have the necessary power and authority to conduct their business and the business of the Acquiring Funds as such businesses are now being conducted.

(d) The Trusts are not parties to or obligated under any provision of their Trust Instrument, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Agreement.

(e) The Acquiring Funds do not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 5(i) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with, those shown in such financial statements since the dates of those financial statements.

(f) The Trusts, with respect to each Acquiring Fund, have elected, to treat each Acquiring Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, and the Acquiring Fund is a “fund” as defined in Section 851(g)(2) of the Code. Each Acquiring Fund has qualified as a RIC for each taxable year since inception that has ended prior to the Closing Date, and the consummation of the transactions contemplated by the Agreement will not cause an Acquiring Fund to fail to be qualified as a RIC as of the Closing Date. Each Acquiring Fund will satisfy the requirements of Part I of Subchapter M of the Code to maintain qualification as a regulated investment company for its current taxable year and ending on the Closing Date. Each Acquiring Fund has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply. With respect to the Acquiring Fund that is a series of the Ivy Variable Insurance Portfolios, the Acquiring Fund has met, and will through the Closing Date continue to meet, the diversification requirements of Section 817(h) of the Code and the regulations thereunder for all taxable years and all applicable quarters of such years since its inception.

(g) On the Closing Date, all material Returns of each Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Trusts’ knowledge, no such Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on an Acquiring Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in an Acquiring Fund’s financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements.

(h) The books and records of the Trusts and the Acquiring Funds are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Trusts and the Acquiring Funds.

(i) The financial statements appearing in the Acquiring Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2017 (for Ivy Variable Insurance Portfolios) and March 31, 2018 (for Ivy Funds), audited by Deloitte & Touche, LLP, and any interim unaudited financial statements fairly present the financial position of the Acquiring Funds as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis. Since the date of such financial statements, there have been no material adverse changes in any Acquiring Fund’s financial condition, assets, liabilities, or business (other than changes occurring in the ordinary course of business) and there are no known contingent liabilities of an Acquiring Fund arising after such date. For the purposes of this subsection (i), a decline in the NAV of an Acquiring Fund shall not constitute a material adverse change.

(j) The Registration Statement, including any prospectus or statement of additional information contained or incorporated therein by reference and any supplements or amendments thereto, insofar as it relates to an Acquiring Fund and the Acquiring Fund Shares, will, from the effective date of the Registration Statement through the Closing Date: (i) comply in all material respects with the provisions of the 1933 Act, and the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading, provided, however, that the representations and warranties of this subparagraph shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein.

(k) Each Acquiring Fund’s current prospectus and statement of additional information (collectively, as amended or supplemented from time to time, the “Acquiring Fund Prospectus”) conforms in all material respects with the applicable requirements of the 1933 Act and the rules and regulations of the SEC thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which an Acquiring Fund is a party that are not referred to in the Acquiring Fund Prospectus or in the registration statement of which it is a part.

(l) There is no inter-corporate indebtedness existing between an Acquired Fund and the corresponding Acquiring Fund that was issued, acquired, or will be settled at a discount.

(m) No Acquiring Fund has outstanding options, warrants, pre-emptive rights or other rights to subscribe for or purchase Acquiring Fund Shares, except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end management investment company operating under the 1940 Act.

(n) There is no material suit, judicial action, or legal or administrative proceeding or investigation pending or threatened against any Acquiring Fund. No Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated.

(o) Neither the Trusts nor any Acquiring Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(p) Neither the Trusts nor any Acquiring Fund has any unamortized or unpaid organizational fees or expenses.

(q) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trusts, on behalf of each respective Acquiring Fund, of the transactions contemplated by the Agreement, except as may otherwise be required under federal or state securities laws or the rules and regulations thereunder.

(r) On the Closing Date, the Acquiring Fund Shares of each Acquiring Fund to be issued pursuant to this Agreement will be eligible for offering to the public in those states of the United States and jurisdictions in which the shares of an Acquired Fund are currently eligible for offering to the public, and there will be an unlimited number of shares of the Acquiring Fund registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Agreement to be consummated.

6.	Covenants of the Trusts on Behalf of the Acquired Funds

(a) The Trusts covenant to operate the business of the Acquired Funds as currently conducted between the date hereof and the Closing

Date, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise Taxes.

(b) The Trusts undertake that the Trusts and the Acquired Funds will not acquire the Acquiring Fund Shares of an Acquiring Fund for the purpose of making distributions thereof other than to an Acquired Fund’s shareholders.

(c) The Trusts covenant that by the time of the Closing Date, all of each respective Acquired Fund’s federal and other Tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d) The Trusts undertake that, if the Reorganizations are consummated, each Acquired Fund will liquidate and dissolve.

(e) The Boards of Trustees of the Trusts shall cause to be prepared, filed with the United States Securities and Exchange Commission (the “Commission”), and mailed to each shareholder of record of an Acquired Fund, the combined proxy statement/prospectus that complies in all material respects with the applicable provisions of the 1933 Act and the 1940 Act, and the respective rules and regulations thereunder.

(f) The Trusts, on behalf of each Acquired Fund, will declare and pay or cause to be paid a dividend or dividends prior to the Closing Date, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of each Acquired Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); and (ii) all of each Acquired Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover).

(g) Subject to the provisions of this Agreement, the Trusts shall take, or cause to be taken, all actions or do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Agreement.

7.	Covenants of the Trusts on Behalf of the Acquiring Funds

(a) The Trusts covenant to operate the business of the Acquiring Funds as currently conducted between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise Taxes.

(b) The Trusts covenant that the Acquiring Fund Shares of the Acquiring Funds to be issued and delivered to the Acquired Funds pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing Date and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, fully paid and non-assessable, and no shareholder of an Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

(c) The Trusts covenant that by the Closing Date, the federal and other Tax returns and reports required by law to be filed by it and the Acquiring Funds, if any, on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d) The Trusts will file with the Commission Registration Statements under the 1933 Act, relating to the Acquiring Fund Shares of the Acquiring Funds issuable hereunder, will use its best efforts to provide that such Registration Statements becomes effective as promptly as practicable and will mail to each shareholder of record of each Acquired Fund entitled to receive the combined proxy statement/prospectus included in the Registration Statements.

(e) Subject to the provisions of the Agreement, the Trusts shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Agreement.

8.	Conditions Precedent to be Fulfilled by the Trust

The obligations of the Trusts to effectuate this Agreement and the Reorganizations hereunder shall be subject to the following respective conditions:

(a) That (i) all the representations and warranties of the Trusts contained herein shall be true and correct in all material respects as of the Closing Date with the same effect as though made as of and at such date; and (ii) the Trusts shall have performed all obligations required by this Agreement to be performed by it at or prior to the Closing Date.

(b) That the Registration Statements will have become effective and Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the Reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of either party or would prohibit the transactions contemplated hereby.

(c) The Trusts, on behalf of each Acquired Fund, shall have declared and paid or cause to have been paid a dividend or dividends prior to the Closing Date that, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of each Acquired Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); and (ii) all of each Acquired Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year in each case after reduction for any capital loss carryover.

(d) That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a material adverse effect, or the risk thereof, on the assets and properties of the Acquired Funds and/or Acquiring Funds.

(e) That prior to or at the Closing Date, the Trusts on behalf of the Acquired Funds and the Acquiring Funds, shall receive an opinion from Stradley Ronon Stevens & Young, LLP (“Stradley”) to the effect that, provided the acquisitions contemplated hereby are carried out in accordance with the applicable laws of the State of Delaware, the terms of this Agreement and in accordance with customary representations provided by the Trusts in a certificate delivered to Stradley, as to the Acquiring Funds and Acquired Funds:

(i) The acquisition by an Acquiring Fund of all of the assets of the corresponding Acquired Fund, as provided for in the Agreement, in exchange for Acquiring Fund Shares to be issued pursuant to Section 1 hereof and the assumption by the Acquiring Fund of the Liabilities of the corresponding Acquired Fund, followed by each distribution by each Acquired Fund to its shareholders of Acquiring Fund Shares in complete liquidation of the Acquired Fund, should qualify as a reorganization within the meaning of Section 368(a) of the Code, and each Acquired Fund and Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

(ii) No gain or loss will be recognized by an Acquired Fund upon the transfer of all of its assets to, and assumption of its Liabilities by, the corresponding Acquiring Fund in exchange solely for the Acquiring Fund Shares pursuant to Section 361(a), 361(c)(1) and Section 357(a) of the Code;

(iii) No gain or loss will be recognized by an Acquiring Fund upon the receipt by it of all of the assets of the corresponding Acquired Fund in exchange solely for voting shares of the Acquiring Fund (to be issued in accordance with Section 1 hereof) and the assumption by the Acquiring Fund of the Liabilities of the corresponding Acquired Fund pursuant to Section 1032(a) of the Code;

(iv) No gain or loss will be recognized by an Acquired Fund upon the distribution of Acquiring Fund Shares to its shareholders in complete liquidation of the Acquired Fund (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code;

(v) The basis of the assets of an Acquired Fund received by the corresponding Acquiring Fund will be the same as the basis of these assets to the Acquired Fund immediately prior to the exchange pursuant to Section 362(b) of the Code;

(vi) The holding period of the assets of an Acquired Fund received by the corresponding Acquiring Fund will include the period during which such assets were held by the Acquired Fund pursuant to Section 1223(2) of the Code;

(vii) No gain or loss will be recognized by the shareholders of an Acquired Fund upon the exchange of their Acquired Fund shares for voting shares (including fractional shares to which they may be entitled) of the corresponding Acquiring Fund, pursuant to Section 354(a)(1) of the Code;

(viii) The basis of the Acquiring Fund Shares received by the shareholders of an Acquired Fund in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will be the same as the basis of Acquired Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code;

(ix) The holding period of the Acquiring Fund Shares received by the shareholders of the Acquired Fund in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that such Acquired Fund shares were held as a capital asset on the date of the Reorganization pursuant to Section 1223(1) of the Code; and

(x) For purposes of Section 381 of the Code, either: each Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Income Tax Regulations; or (ii) each Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the Income Tax Regulations), the items of Acquired Fund described in Section 381(c) of the Code as if there had been no Reorganization.

(f) That the Trusts’ Registration Statements with respect to the Acquiring Fund Shares of the Acquiring Funds to be delivered to the Acquired Fund’s shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Registration Statements or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at the Closing Date, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(g) That the Acquiring Fund Shares of each Acquiring Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by the Trusts with the securities commission or agency of each state or other jurisdiction of the United States with which such eligibility is required in order to permit the shares lawfully to be delivered to the shareholders of the Acquired Fund.

9.	Fees and Expenses

The expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, which fees and expenses shall include, without limitation, costs of legal advice, accounting, printing, mailing, transfer taxes, and any other stamp duty taxes, if any, shall be borne as follows: The Acquired Fund 50% and the Acquiring Fund 50%. Neither an Acquired Fund nor an Acquiring Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the reorganization contemplated by this Agreement unless those expenses are solely and directly related to the reorganization contemplated by this Agreement (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187).

10.	Termination; Waiver; Order

(a) Anything contained in this Agreement to the contrary notwithstanding, this Agreement may be terminated and a Reorganization may be abandoned at any time prior to the Closing Date as follows:

(1) by a Trust with respect to one of its series; or

(2) by a Trust with respect to one of its series if any condition precedent to its obligations set forth in Section 8 has not been fulfilled.

(b) If the transactions contemplated by this Agreement have not been consummated by the later of January 31, 2019 this Agreement shall automatically terminate on such later date, unless a later date is agreed to by the officers of the Trusts.

(c) In the event of termination of this Agreement pursuant to the provisions hereof, the Agreement shall become void and have no further effect, and there shall not be any liability on the part of a Trust or persons who are their trustees, officers, agents or shareholders in respect of this Agreement but all expenses incidental to the preparation and carrying out of the Agreement shall be paid as provided in Section 9 hereof.

(d) At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by a Trust. Such waiver shall be in writing and authorized by an officer of that Trust. The failure of that Trust to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of either party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

(e) The respective representations and warranties contained in Sections 4 and 5 hereof shall expire with, and be terminated by, the consummation of the Reorganization, and no Trust, nor any of its officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date.

(f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing Date and shall impose any terms or conditions that are determined by action of the Board of Trustees of a Trust to be acceptable, such terms and conditions shall be binding as if a part of this Agreement.

11.	Liability of a Trust

(a) Each Trust acknowledges and agrees that all obligations of that Trust under this Agreement are binding only with respect to its Acquiring Fund series; that any liability of that Trust under this Agreement with respect to its Acquiring Fund series and the Acquired Funds, or in connection with the transactions contemplated herein with respect to the Acquiring Funds and the Acquired Funds, shall be discharged only out of the assets of that Acquiring Fund and that Acquired Fund; that no other series of that Trust shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither the Trust nor its Acquired Fund and Acquired Fund shall seek satisfaction of any such obligation or liability from the shareholders of the Trust, the trustees, officers, employees or agents of the Trust, or any of them.

12.	Entire Agreement and Amendments

This Agreement embodies the entire Agreement between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Agreement may be amended only by mutual consent of the parties in writing. Neither this Agreement nor any interest herein may be assigned without the prior written consent of the other party.

13.	Counterparts

This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

14.	Notices

Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to:

Ivy Funds

6300 Lamar Avenue

P.O. Box 29217

Shawnee Mission, KS 66201-9217

Attn: Secretary

With a copy (which shall not constitute notice) to:

Stradley Ronon Stevens & Young, LLP

191 North Wacker Drive

Suite 1601

Chicago, IL 60606

Attention: Alan Goldberg, Esquire

15.	Governing Law

This Agreement shall be governed by and carried out in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

16.	Effect of Facsimile Signature

A facsimile signature of an authorized officer of a party hereto on this Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

17.	Headings

The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

IN WITNESS WHEREOF, each of the parties hereto caused this Agreement and Plan of Reorganization to be executed on its behalf by its duly authorized officers, all as of the day and year first-above written.

Ivy Funds, on behalf of each Acquired Fund

By:

Name:

Title:

Ivy Funds, on behalf of each Acquiring Fund

By:

Name:

Title:

Ivy Variable Insurance Portfolios, on behalf of Ivy VIP Micro Cap Growth

By:

Name:

Title:

Ivy Variable Insurance Portfolios, on behalf of Ivy VIP Small Cap Growth

By:

Name:

Title:

Solely for the purposes of Section 9 Ivy Investment Management Company

By:

Name:

Title:

APPENDIX A

Ivy Funds

Acquiring Fund	Acquired Fund
Ivy LaSalle Global Real Estate Fund	Ivy LaSalle Global Risk Managed Fund
Class A, Class B, Class C, Class I, Class N, Class R and Class Y	Class A, Class B, Class C, Class I, Class N, Class R and Class Y
Ivy International Core Equity Fund	Ivy European Opportunities Fund
Class A, Class B, Class C, Class E, Class I, Class N, Class R and Class Y	Class A, Class B, Class C, Class E, Class I, Class N, Class R and Class Y
Ivy Asset Strategy Fund	Ivy Global Income Allocation Fund
Class A, Class B, Class C, Class E, Class I, Class N, Class R and Class Y	Class A, Class B, Class C, Class E, Class I, Class N, Class R and Class Y
Ivy Large Cap Growth Fund	Ivy Tax–Managed Equity Fund
Class A, Class B, Class C, Class I, Class N and Class Y	Class A, Class B, Class C, Class I, Class N and Class Y
Ivy Small Cap Growth Fund	Ivy Micro Cap Growth Fund
Class A, Class B, Class C, Class I, Class N, Class R and Class Y	Class A, Class B, Class C, Class I, Class N, Class R and Class Y shares

Ivy Variable Insurance Portfolios

Acquiring Fund	Acquired Fund
Ivy VIP Small Cap Growth	Ivy VIP Micro Cap Growth
Class I and Class II	Class I and Class II

IVY VARIABLE INSURANCE PORTFOLIOS

6300 Lamar Avenue

Shawnee Mission, Kansas 66202-4200

(913) 236-2000

STATEMENT OF ADDITIONAL INFORMATION

Dated August 7, 2018

This Statement of Additional Information (the “SAI”) relates to the reorganization of the Ivy VIP Micro Cap Growth (the “VIP Micro Cap Growth Portfolio”), into the Ivy VIP Small Cap Growth (the “VIP Small Cap Growth Portfolio” and, together, with VIP Micro Cap Growth Portfolio, the “Portfolios”), each a series of Ivy Variable Insurance Portfolios (the “Trust”). The Portfolios are managed by Ivy Investment Management Company (“IICO”).

The VIP Micro Cap Growth Portfolio will transfer all of its assets and liabilities attributable to Class I and Class II shares to the VIP Small Cap Growth Portfolio in exchange for Class I and Class II shares of the VIP Small Cap Growth Portfolio with an aggregate net asset value equal to the net value of the assets and liabilities transferred by the VIP Micro Cap Growth Portfolio (the “Reorganization”).

This SAI contains information which may be of interest to shareholders but which is not included in the combined Prospectus and Proxy Statement dated August 7, 2018 (the “Prospectus/Proxy Statement”), which relates to the Reorganization.

This SAI, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to or calling the Trust at the address or telephone number set forth above.

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy Statement.

Table of Contents

I. Additional Information about the VIP Small Cap Growth Portfolio and the VIP Micro Cap Growth Portfolio	2
II. Financial Statements	2
III. Pro Forma Financial Statements	2

I. Additional Information about the VIP Small Cap Growth Portfolio and the VIP Micro Cap Growth Portfolio

Further information about Class I shares and Class II shares of the VIP Micro Cap Growth Portfolio and Class I shares and Class II shares of the VIP Small Cap Growth Portfolio is contained in, and incorporated herein by reference to, the Ivy Variable Insurance Portfolios SAI dated April 30, 2018, as supplemented to date (previously filed on EDGAR, Accession Nos. 0001193125-18-150312/156169/186740).

II. Financial Statements

Only the audited financial statements and related report of the independent registered public accounting firm included in the Annual Report for the Portfolios for the fiscal year ended December 31, 2017 are incorporated herein by reference, and no other parts of the Annual Report are incorporated herein by reference.

III. Pro Forma Financial Statements

IVY VIP MICRO CAP GROWTH

IVY VIP SMALL CAP GROWTH

PRO FORMA FINANCIAL INFORMATION

(UNAUDITED)

The unaudited Pro Forma Combined Schedules of Investments and Combined Statements of Assets and Liabilities reflect the financial position of the VIP Micro Cap Growth Portfolio and the VIP Small Cap Growth Portfolio at December 31, 2017 and assumes the Reorganization occurred on that date. The unaudited Pro Forma Combined Statements of Operations reflects the results of operations of the VIP Micro Cap Growth Portfolio and the VIP Small Cap Growth Portfolio for the twelve months ended December 31, 2017 and assumes the merger occurred at the beginning of the period. In addition, the Pro Forma financial information has been prepared based upon the proposed fee and expense structure after the Reorganization, as discussed in the combined Prospectus/Proxy Statement.

The Pro Forma financial information has been estimated in good faith based upon information regarding the VIP Micro Cap Growth Portfolio and the VIP Small Cap Growth Portfolio for the twelve month period ended December 31, 2017. The Pro Forma financial information should be read in conjunction with the financial statements and notes thereto of the VIP Micro Cap Growth Portfolio and the VIP Small Cap Growth Portfolio, which are available in the Trust’s annual and semi–annual shareholder reports.

2

Pro Forma Statement of Assets and Liabilities (Unaudited)

December 31, 2017

(in thousands, except per share amounts)	Ivy VIP Micro Cap Growth	Ivy VIP Small Cap Growth	Pro forma Adjustments		Combining Pro Forma
ASSETS
Investment in unaffiliated securities at value+	$72,153	$376,597	$—		$448,750

Investments at Value	72,153	376,597	—		448,750

Cash	1	1	—		2
Investment securities sold receivable	18	—	—		18
Dividends and interest receivable	4	45	—		49
Capital shares sold receivable	11	122	—		133
Receivable from affiliates	—	27	—		27
Swap agreements, at value	—	351	—		351
Prepaid and other assets	1	3	—		4

Total assets	72,188	377,146	—		449,334

LIABILITIES
Investment securities purchased payable	56	—	—		56
Capital shares redeemed payable	29	166	—		195
Independent Trustees and Chief Compliance Officer fees payable	8	108	—		116
Distribution and service fees payable	1	8	—		9
Shareholder servicing payable	— *	1	—		1
Investment management fee payable	6	26	—		32
Accounting services fee payable	4	10	—		14
Other liabilities	5	8	147	(a)	160

Total liabilities	109	327	147		583

Total Net Assets	$72,079	$376,819	$(147)		$448,751

NET ASSETS
Capital paid in (shares authorized – unlimited)	$55,358	$239,252	$—		$294,610
Undistributed (distributions in excess of) net investment income	(8)	1,043	(147)		888
Accumulated net realized gain (loss)	(151)	57,737	—		57,586
Net unrealized appreciation	16,880	78,787	—		95,667

Total Net Assets	$72,079	$376,819	$(147)		$448,751

Class I
Net Assets	$374		$—	*(a)	$374
Outstanding Shares	17		15	(b)	32
Net asset value per share	$22.46				$11.63

Class II
Net Assets	$71,705	$376,819	$(147	) (a)	$448,377
Outstanding Shares	3,198	32,408	2,947	(b)	38,553
Net asset value per share	$22.42	$11.63			$11.63

+Cost
Investments in unaffiliated securities at cost	$55,273	$298,168	$—		$353,441

*	Not shown due to rounding.
(a)	Accrued cost of one time proxy, accounting, legal and other costs are evenly split between the Micro Cap Growth Portfolio and the Small Cap Growth Portfolio.
(b)	Share adjustment – redemption of Micro Cap Growth Portfolio’s shares and issuance of Small Cap Growth Portfolio’s shares for net assets at NAV per share of each class of Small Cap Growth Portfolio.

See Accompanying Notes to Pro Forma Financial Statements.

3

Pro Forma Statement of Operations (Unaudited)

For the year ended December 31, 2017

(in thousands)	Ivy VIP Micro Cap Growth		Ivy VIP Small Cap Growth	Pro forma Adjustments		Combining Pro Forma
INVESTMENT INCOME
Dividends from unaffiliated securities	$175		$1,581	$—		$1,756
Foreign dividend withholding tax	—		(2)	—		(2)
Interest and amortization from unaffiliated securities	69		295	—		364

Total investment income	244		1,874	—		2,118

EXPENSES
Investment management fee	642		3,512	(68	) (a)	4,086
Distribution and service fees:
Class II	168		1,033	—		1,201
Shareholder servicing:
Class I	—	*		—		—
Class II	1		5	(1	) (b)	5
Custodian fees	5		15	—		20
Independent Trustees and Chief Compliance Officer fees	5		42	—		47
Accounting services fees	43		124	(34	) (c)	133
Professional fees	15		21	(13	) (d)	23
Other	12		36	—		48

Total expenses	891		4,788	(116)		5,563

Less:
Expenses in excess of limit	—		(70)	(26	) (e)	(96)

Total Net Expenses	891		4,718	(142)		5,467

Net investment income	(647)		(2,844)	142		(3,349)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments unaffiliated securities	477		58,271	—		58,748
Written options	—		(13)	—		(13)
Swap agreements	—		3,499	—		3,499
Net change in unrealized appreciation (depreciation) on:
Investments unaffiliated securities	5,870		25,866	—		31,736
Swap agreements	—		1,296	—		1,296

Net gain (loss) on investments	6,347		88,919	—		95,266

Net increase in net assets resulting from operations	$5,700		$86,075	$142		$91,917

*	Not shown due to rounding.
(a)	Based on management fee of 0.85% of net assets.
(b)	Shareholder Servicing adjusted due to combining identical accounts as well as a reduction in out-of-pocket expenses.
(c)	Accounting services fee adjustment due to lower annual fee due to a higher total net assets.
(d)	Audit fees adjustment due to combination of funds to one entity.
(e)	Decrease due to expense waivers on surviving fund.

See Notes to Pro Forma Financial Statements.

4

PRO FORMA SCHEDULE OF INVESTMENTS (in thousands)

December 31, 2017

(Unaudited)

Ivy VIP Micro Cap Growth	Ivy VIP Small Cap Growth	Acquiring Fund Pro forma	DESCRIPTION	Ivy VIP Micro Cap Growth	Ivy VIP Small Cap Growth	Acquiring Fund Pro forma
	SHARES		COMMON STOCKS		VALUE
			Consumer Discretionary
			Apparel Retail – 2.8%
—	56	56	Burlington Stores, Inc.(A)	$—	$6,864	$6,864
—	99	99	Caleres, Inc.	—	3,319	3,319
—	16	16	Children’s Place Retail Stores, Inc. (The)	—	2,310	2,310

				—	12,493	12,493

			Auto Parts & Equipment – 1.4%
76	—	76	Motorcar Parts of America, Inc.(A)	1,889	—	1,889
—	36	36	Visteon Corp.(A)	—	4,523	4,523

				1,889	4,523	6,412

			Broadcasting – 0.5%
—	28	28	Nexstar Broadcasting Group, Inc.	—	2,216	2,216

			Distributors – 1.4%
—	50	50	Pool Corp.	—	6,418	6,418

			General Merchandise Stores – 0.9%
—	76	76	Ollie’s Bargain Outlet Holdings, Inc.(A)	—	4,026	4,026

			Home Improvement Retail – 0.1%
12	—	12	Lumber Liquidators Holdings, Inc.(A)	361	—	361

			Homebuilding – 1.5%
—	91	91	Installed Building Products, Inc.(A)	—	6,881	6,881

			Homefurnishing Retail – 0.3%
—	45	45	At Home Group, Inc.(A)	—	1,358	1,358

			Hotels, Resorts & Cruise Lines – 1.3%
—	135	135	Hilton Grand Vacations, Inc.(A)	—	5,645	5,645

			Leisure Products – 0.1%
40	—	40	Nautilus Group, Inc. (The)(A)	531	—	531

			Restaurants – 3.4%
—	80	80	Dave & Buster’s Entertainment, Inc.(A)	—	4,425	4,425
—	105	105	Texas Roadhouse, Inc., Class A	—	5,514	5,514
—	139	139	Wingstop, Inc.	—	5,422	5,422

				—	15,361	15,361

			Specialty Stores – 1.6%
—	84	84	Five Below, Inc.(A)	—	5,548	5,548
243	—	243	Sportsman’s Warehouse Holdings, Inc.(A)	1,604	—	1,604

				1,604	5,548	7,152

			Total Consumer Discretionary – 15.3%	4,385	64,469	68,854

			Consumer Staples
			Distillers & Vintners – 0.4%
21	—	21	MGP Ingredients, Inc.	1,591	—	1,591

			Total Consumer Staples – 0.4%	1,591	—	1,591

			Energy
			Oil & Gas Equipment & Services – 2.4%
—	212	212	Keane Group, Inc.(A)	—	4,023	4,023
29	—	29	Natural Gas Services Group, Inc.(A)	747	—	747

5

Ivy VIP Micro Cap Growth	Ivy VIP Small Cap Growth	Acquiring Fund Pro forma	DESCRIPTION	Ivy VIP Micro Cap Growth	Ivy VIP Small Cap Growth	Acquiring Fund Pro forma
	SHARES		COMMON STOCKS		VALUE
32	—	32	NCS Multistage Holdings, Inc.(A)	$466	$—	$466
67	—	67	Ranger Energy Services, Inc.(A)	622	—	622
—	194	194	RPC, Inc.	—	4,947	4,947

				1,835	8,970	10,805

			Oil & Gas Exploration & Production – 2.2%
—	218	218	Centennial Resource Development, Inc., Class A(A)	—	4,322	4,322
41	—	41	Earthstone Energy, Inc.(A)	435	—	435
—	85	85	Jagged Peak Energy, Inc.(A)	—	1,346	1,346
—	46	46	Petroleum Development Corp.(A)	—	2,394	2,394
108	—	108	Ring Energy, Inc.(A)	1,502	—	1,502

				1,937	8,062	9,999

			Total Energy – 4.6%	3,772	17,032	20,804

			Financials
			Investment Banking & Brokerage – 0.6%
—	50	50	LPL Investment Holdings, Inc.	—	2,836	2,836

			Regional Banks – 4.7%
—	89	89	Ameris Bancorp.	—	4,292	4,292
—	8	8	CBTX, Inc.	—	227	227
—	18	18	Heritage Financial Corp.	—	544	544
—	191	191	Home BancShares, Inc.	—	4,437	4,437
28	—	28	State Bank Financial Corp.	820	—	820
—	18	18	SVB Financial Group(A)	—	4,287	4,287
—	115	115	Western Alliance Bancorp.(A)	—	6,522	6,522

				820	20,309	21,129

			Thrifts & Mortgage Finance – 0.5%
—	6	6	LendingTree, Inc.(A)	—	2,083	2,083

			Total Financials – 5.8%	820	25,228	26,048

			Health Care
			Biotechnology – 0.1%
65	—	65	Natera, Inc.(A)	587	—	587

			Health Care Distributors – 0.3%
65	—	65	PetIQ, Inc.(A)	1,422	—	1,422

			Health Care Equipment – 7.3%
97	—	97	AxoGen, Inc.(A)	2,741	—	2,741
—	38	38	Inogen, Inc.(A)	—	4,541	4,541
—	60	60	iRhythm Technologies, Inc.(A)	—	3,390	3,390
105	226	331	K2M Group Holdings, Inc.(A)	1,883	4,077	5,960
—	54	54	Nevro Corp.(A)	—	3,756	3,756
—	111	111	NovoCure Ltd.(A)	—	2,238	2,238
69	—	69	Obalon Therapeutics, Inc.(A)	457	—	457
67	—	67	Oxford Immunotec Global plc(A)	942	—	942
—	47	47	Penumbra, Inc.(A)	—	4,449	4,449
75	71	146	Tactile Systems Technology, Inc.(A)	2,182	2,062	4,244

				8,205	24,513	32,718

			Health Care Facilities – 1.2%
—	163	163	Acadia Healthcare Co., Inc.(A)	—	5,325	5,325

			Health Care Services – 3.8%
—	222	222	AMN Healthcare Services, Inc.(A)	—	10,931	10,931
29	148	177	Teladoc, Inc.(A)	1,025	5,159	6,184

				1,025	16,090	17,115

6

Ivy VIP Micro Cap Growth	Ivy VIP Small Cap Growth	Acquiring Fund Pro forma	DESCRIPTION	Ivy VIP Micro Cap Growth	Ivy VIP Small Cap Growth	Acquiring Fund Pro forma
	SHARES		COMMON STOCKS		VALUE
			Health Care Supplies – 0.1%
31	—	31	OrthoPediatrics Corp.(A)	$585	$—	$585

			Health Care Technology – 0.7%
77	—	77	Evolent Health, Inc., Class A(A)	945	—	945
71	—	71	Tabula Rasa HealthCare, Inc.(A)	1,977	—	1,977

				2,922	—	2,922

			Managed Health Care – 1.2%
—	114	114	HealthEquity, Inc.(A)	—	5,322	5,322

			Pharmaceuticals – 2.0%
63	32	95	Aerie Pharmaceuticals, Inc.(A)	3,782	1,922	5,704
52	—	52	Intersect ENT, Inc.(A)	1,685	—	1,685
—	37	37	OptiNose, Inc.(A)	—	705	705
20	—	20	Revance Therapeutics, Inc.(A)	704	—	704

				6,171	2,627	8,798

			Total Health Care – 16.7%	20,917	53,877	74,794

			Industrials
			Aerospace & Defense – 2.6%
38	193	231	Mercury Computer Systems, Inc.(A)	1,936	9,899	11,835

			Air Freight & Logistics – 3.2%
38	94	132	Air Transport Services Group, Inc.(A)	879	2,177	3,056
—	124	124	XPO Logistics, Inc.(A)	—	11,399	11,399

				879	13,576	14,455

			Building Products – 1.4%
13	—	13	American Woodmark Corp.(A)	1,654	—	1,654
—	77	77	JELD-WEN Holding, Inc.(A)	—	3,045	3,045
91	—	91	PGT Innovations, Inc.(A)	1,532	—	1,532

				3,186	3,045	6,231

			Construction & Engineering – 2.3%
—	68	68	Dycom Industries, Inc.(A)	—	7,522	7,522
81	—	81	MYR Group, Inc.(A)	2,898	—	2,898

				2,898	7,522	10,420

			Diversified Support Services – 0.5%
—	43	43	Healthcare Services Group, Inc.	—	2,245	2,245

			Industrial Machinery – 5.1%
—	61	61	John Bean Technologies Corp.	—	6,768	6,768
131	—	131	Kornit Digital Ltd.(A)	2,119	—	2,119
—	28	28	RBC Bearings, Inc.(A)	—	3,588	3,588
—	87	87	Timken Co. (The)	—	4,289	4,289
—	77	77	Woodward, Inc.	—	5,887	5,887

				2,119	20,532	22,651

			Research & Consulting Services – 0.1%
15	—	15	Willdan Group, Inc.(A)	359	—	359

			Security & Alarm Services – 1.1%
—	61	61	Brink’s Co. (The)	—	4,809	4,809

			Trading Companies & Distributors – 3.4%
—	143	143	Beacon Roofing Supply, Inc.(A)	—	9,121	9,121
—	36	36	Watsco, Inc.	—	6,053	6,053

				—	15,174	15,174

7

Ivy VIP Micro Cap Growth	Ivy VIP Small Cap Growth	Acquiring Fund Pro forma	DESCRIPTION	Ivy VIP Micro Cap Growth	Ivy VIP Small Cap Growth	Acquiring Fund Pro forma
	SHARES		COMMON STOCKS		VALUE
			Trucking – 1.1%
—	112	112	Knight Transportation, Inc.	$—	$4,877	$4,877

			Total Industrials – 20.8%	11,377	81,679	93,056

			Information Technology
			Application Software – 10.4%
221	—	221	8x8, Inc.(A)	3,112	—	3,112
—	95	95	BroadSoft, Inc.(A)	—	5,240	5,240
—	39	39	Ellie Mae, Inc.(A)	—	3,506	3,506
—	81	81	Globant S.A.(A)	—	3,751	3,751
—	74	74	HubSpot, Inc.(A)	—	6,546	6,546
—	80	80	Paycom Software, Inc.(A)	—	6,436	6,436
—	29	29	Tyler Technologies, Inc.(A)	—	5,071	5,071
—	37	37	Ultimate Software Group, Inc. (The)(A)	—	8,138	8,138
—	144	144	Zendesk, Inc.(A)	—	4,884	4,884

				3,112	43,572	46,684

			Communications Equipment – 1.0%
—	76	76	Lumentum Holdings, Inc.(A)	—	3,731	3,731
90	—	90	Oclaro, Inc.(A)	604	—	604

				604	3,731	4,335

			Electronic Manufacturing Services – 0.3%
—	49	49	Fabrinet(A)	—	1,395	1,395

			Internet Software & Services – 5.8%
37	—	37	Bandwidth, Inc., Class A(A)	856	—	856
24	—	24	Chegg, Inc.(A)	384	—	384
47	—	47	Cornerstone OnDemand, Inc.(A)	1,671	—	1,671
—	52	52	Envestnet, Inc.(A)	—	2,597	2,597
59	190	249	Five9, Inc.(A)	1,465	4,719	6,184
52	—	52	GTT Communications, Inc.(A)	2,437	—	2,437
98	99	197	Mimecast Ltd.(A)	2,803	2,837	5,640
—	33	33	New Relic, Inc.(A)	—	1,897	1,897
35	87	122	Q2 Holdings, Inc.(A)	1,282	3,211	4,493

				10,898	15,261	26,159

			IT Consulting & Other Services – 3.1%
—	210	210	Booz Allen Hamilton Holding Corp.	—	7,992	7,992
12	—	12	ForeScout Technologies, Inc.(A)	390	—	390
—	91	91	InterXion Holding N.V.(A)	—	5,349	5,349

				390	13,341	13,731

			Semiconductor Equipment – 0.7%
80	—	80	Aehr Test Systems(A)	217	—	217
42	—	42	Ichor Holdings Ltd.(A)	1,043	—	1,043
115	—	115	PDF Solutions, Inc.(A)	1,812	—	1,812

				3,072	—	3,072

			Semiconductors – 4.0%
14	—	14	CEVA, Inc.(A)	655	—	655
—	140	140	Integrated Device Technology, Inc.(A)	—	4,148	4,148
—	50	50	Monolithic Power Systems, Inc.	—	5,568	5,568
16	—	16	NVE Corp.	1,368	—	1,368
—	86	86	Power Integrations, Inc.	—	6,293	6,293

				2,023	16,009	18,032

8

Ivy VIP Micro Cap Growth	Ivy VIP Small Cap Growth	Acquiring Fund Pro forma	DESCRIPTION	Ivy VIP Micro Cap Growth	Ivy VIP Small Cap Growth	Acquiring Fund Pro forma
	SHARES		COMMON STOCKS		VALUE
			Systems Software – 2.5%
—	65	65	Proofpoint, Inc.(A)	$—	$5,730	$5,730
21	—	21	Rapid7, Inc.(A)	396	—	396
63	—	63	SailPoint Technologies Holdings, Inc.(A)	914	—	914
—	84	84	Varonis Systems, Inc.(A)	—	4,062	4,062

				1,310	9,792	11,102

			Total Information Technology – 27.8%	21,409	103,101	124,510

			Materials
			Construction Materials – 1.7%
—	155	155	Summit Materials, Inc., Class A(A)	—	4,869	4,869
—	35	35	U.S. Concrete, Inc.(A)	—	2,904	2,904

				—	7,773	7,773

			Paper Products – 0.4%
—	80	80	KapStone Paper and Packaging Corp.	—	1,809	1,809

			Total Materials – 2.1%	—	9,582	9,582

			Real Estate
			Health Care REITs – 0.4%
77	—	77	Community Healthcare Trust, Inc.	2,157	—	2,157

			Office REITs – 0.1%
17	—	17	Easterly Government Properties, Inc.	365	—	365

			Real Estate Services – 1.3%
—	124	124	RE/MAX Holdings, Inc., Class A	—	6,003	6,003

			Total Real Estate – 1.8%	2,522	6,003	8,525
			TOTAL COMMON STOCKS – 95.3%	$66,793	$360,971	$427,764
			(Cost: $332,453)

	PRINCIPAL		SHORT-TERM SECURITIES
			Commercial Paper(B) – 3.2%
			Archer Daniels Midland Co.,
$—	$3,000	$3,000	1.720%, 1-10-18	—	2,999	2,999
			Corporacion Andina de Fomento,
—	3,000	3,000	1.551%, 1-8-18	—	2,999	2,999
			CVS Health Corp.,
2,000	—	2,000	1.731%, 1-9-18	1,999	—	1,999
			Kroger Co. (The),
—	3,000	3,000	1.770%, 1-2-18	—	2,999	2,999
			McCormick & Co., Inc.,
—	3,466	3,466	1.700%, 1-2-18	—	3,465	3,465

				1,999	12,462	14,461

9

Ivy VIP Micro Cap Growth	Ivy VIP Small Cap Growth	Acquiring Fund Pro forma	DESCRIPTION	Ivy VIP Micro Cap Growth	Ivy VIP Small Cap Growth	Acquiring Fund Pro forma
	PRINCIPAL		SHORT-TERM SECURITIES		VALUE
			Master Note – 1.5%
			Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
3,361	3,164	6,525	1.740%, 1-5-18(C)	3,361	3,164	6,525

			TOTAL SHORT-TERM SECURITIES – 4.7%	$5,360	$15,626	$20,986
			(Cost: $20,988)
			TOTAL INVESTMENT SECURITIES – 100.0%	$72,153	$376,597	$448,750
			(Cost: $353,441)
			CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%	(74)	222	148
			NET ASSETS – 100.0%	$72,079	$376,819	$448,898	(D)

NOTES TO PRO FORMA SCHEDULE OF INVESTMENTS

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	Rate shown is the yield to maturity at December 31, 2017.
(C)

Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(D)

No adjustments are shown to the unaudited Pro Forma Schedule of Investments upon consummation of the merger. Although, securities may need to be sold upon consummation of the merger in order for the Small Cap Growth Portfolio to comply with its prospectus guidelines, the foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the Portfolios from buying or selling securities in the normal course of such Portfolio’s business and operations.

Ivy VIP Micro Cap Growth	Ivy VIP Small Cap Growth	Acquiring Fund Pro forma	DESCRIPTION	Ivy VIP Micro Cap Growth		Ivy VIP Small Cap Growth	Acquiring Fund Pro forma
NOTIONAL AMOUNT			TOTAL RETURN SWAP AGREEMENTS	UNREALIZED APPRECIATION
			Biotech Custom Index
$—	$12,046	$12,046	Ctrpty: JPMorgan Chase Bank N.A., Matures 1-9-18	$—		$351	$351
			The following table represents security positions within the total return basket swap as of December 31, 2017:
			REFERENCE ENTITY	SHARES		NOTIONAL AMOUNT	VALUE
			Nektar Therapeutics	—	*	$873	$25
			Exact Sciences Corp.	—	*	786	23
			Aerie Pharmaceuticals, Inc.	—	*	736	21
			Sage Therapeutics, Inc.	—	*	690	20
			Exelixis, Inc.	1		624	18
			PRA Health Sciences, Inc.	—	*	571	17
			Myriad Genetics, Inc.	—	*	484	14
			Bluebird Bio, Inc.	—	*	446	13
			Halozyme Therapeutics, Inc.	1		372	11
			Ligand Pharmaceuticals, Inc.	—	*	369	11
			Sarepta Therapeutics, Inc.	—	*	352	10
			INC Research Holdings, Inc.	—	*	350	10
			Amicus Therapeutics, Inc.	1		345	10
			Clovis Oncology, Inc.	—	*	337	10
			TESARO, Inc.	—	*	314	9
			Ultragenyx Pharmaceutical, Inc.	—	*	237	7
			Array BioPharma, Inc.	1		231	7

10

Ivy VIP Micro Cap Growth	Ivy VIP Small Cap Growth	Acquiring Fund Pro forma	DESCRIPTION	Ivy VIP Micro Cap Growth		Ivy VIP Small Cap Growth		Acquiring Fund Pro forma
NOTIONAL AMOUNT			TOTAL RETURN SWAP AGREEMENTS	UNREALIZED APPRECIATION
			REFERENCE ENTITY	SHARES		NOTIONAL AMOUNT		VALUE
			Prothena Corp. plc	$—	*	$189		$6
			Avexis, Inc.	—	*	188		5
			Global Blood Therapeutics, Inc.	—	*	185		5
			Acceleron Pharma, Inc.	—	*	175		5
			ImmunoGen, Inc.	1		169		5
			Spark Therapeutics, Inc.	—	*	168		5
			Portola Pharmaceuticals, Inc.	—	*	163		5
			Dynavax Technologies Corp.	—	*	162		5
			Repligen Corp.	—	*	150		4
			Dermira, Inc.	—	*	144		4
			Heron Therapeutics, Inc.	—	*	114		3
			Vanda Pharmaceuticals, Inc.	—	*	114		3
			ANI Pharmaceuticals, Inc.	—	*	113		3
			Ironwood Pharmaceuticals, Inc.	—	*	107		3
			ZIOPHARM Oncology, Inc.	1		93		3
			Progenics Pharmaceuticals, Inc.	—	*	93		3
			Lexicon Pharmaceuticals, Inc.	—	*	92		3
			Acorda Therapeutics, Inc.	—	*	91		3
			Alder Biopharmaceuticals, Inc.	—	*	89		3
			Keryx Biopharmaceuticals, Inc.	1		87		3
			Agios Pharmaceuticals, Inc.	—	*	79		2
			Eagle Pharmaceuticals, Inc.	—	*	78		2
			Juno Therapeutics, Inc.	—	*	74		2
			Seres Therapeutics, Inc.	—	*	74		2
			Ionis Pharmaceuticals, Inc.	—	*	71		2
			Synergy Pharmaceuticals, Inc.	1		66		2
			Amarin Corp. plc	—	*	66		2
			ACADIA Pharmaceuticals, Inc.	—	*	62		2
			Inovio Pharmaceuticals, Inc.	—	*	61		2
			Retrophin, Inc.	—	*	60		2
			China Biologic Products Holdings, Inc.	—	*	53		2
			PTC Therapeutics, Inc.	—	*	50		1
			Five Prime Therapeutics, Inc.	—	*	48		1
			Novavax, Inc.	1		47		1
			Coherus Biosciences, Inc.	—	*	46		1
			Pacific Biosciences of California, Inc.	1		46		1
			AMAG Pharmaceuticals, Inc.	—	*	38		1
			Celldex Therapeutics, Inc.	—	*	28		1
			Minerva Neurosciences, Inc.	—	*	27		1
			Radius Health, Inc.	—	*	26		1
			Achillion Pharmaceuticals, Inc.	—	*	25		1
			Merrimack Pharmaceuticals, Inc.	—	*	23		1
			Intrexon Corp.	—	*	20		1
			Advaxis, Inc.	—	*	18		1
			Intercept Pharmaceuticals, Inc.	—	*	18		1
			XBiotech, Inc.	—	*	16		—	*
			Ophthotech Corp.	—	*	15		—	*
			Sophiris Bio, Inc.	—	*	8		—	*
			AquaBounty Technologies, Inc.	—	*	—	*	—	*

								$351

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of December 31, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

11

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$427,764	$—	$—
Short-Term Securities	—	20,986	—

Total	$427,764	$20,986	$—

Total Return Swaps	$—	$351	$—

As of December 31, 2017, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this pro forma schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

12

NOTES TO PRO FORMA STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2017

AND THE PRO FORMA STATEMENTS OF OPERATIONS

FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2017

(In thousands, except where otherwise noted) (Unaudited)

1. ORGANIZATION

The VIP Small Cap Growth Portfolio and the VIP Micro Cap Growth Portfolio (each a “Portfolio”, collectively the “Portfolios”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The VIP Small Cap Growth Portfolio’s investment objective is to provide growth of capital by investing in common stocks of small-capitalization companies. The VIP Micro Cap Growth Portfolio’s investment objective is to provide growth of capital by investing in various types of equity securities of primarily U.S. micro-capitalization companies. Each Portfolio’s investment adviser is Ivy Investment Management Company (“IICO”).

Each Portfolio offers Class II shares. The VIP Micro Cap Growth Portfolio also offers Class I shares. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Net investment income, net assets and net asset value per share (“NAV”) may differ due to each class having its own expenses, such as transfer agent and shareholder servicing fees, directly attributable to that class. Class II shares have a distribution and service plan. Class I shares are not included in the plan.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Portfolio.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment or realized gain.

Foreign Currency Translation. Each Portfolio’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service approved by the Board of Trustees of the Trust (the “Board”). Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are typically valued as of the close of the New York Stock Exchange (“NYSE”), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Income Taxes. It is the policy of each Portfolio to distribute all of its taxable income and capital gains to its shareholders and to otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. After the acquisition, the VIP Small Cap Growth Portfolio intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes. In addition, each Portfolio intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. The Portfolios file income tax returns in U.S. federal and applicable state jurisdictions. The Portfolios’ tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax returns. Management of the Trust periodically reviews all tax positions to assess whether it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of the date of these financial statements, management believes that no liability for unrecognized tax positions is required.

13

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Portfolio on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America (“U.S. GAAP”). If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”), the Dodd Frank Wall Street Reform and Consumer Protection Act, or the interpretive rules and regulations of the U.S. Commodities Futures Trading Commission require that a Portfolio either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps), the Portfolio will segregate collateral or designate on its books and records, cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover obligations of the Portfolios under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash”. Securities collateral pledged for the same purpose, if any, is noted on the Schedule of Investments.

Concentration of Market and Credit Risk. In the normal course of business, the Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Portfolios may be exposed to counterparty credit risk, or the risk that an entity with which the Portfolios have unsettled or open transactions may fail to or be unable to perform on its commitments. The Portfolios manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded on the Portfolios’ Statement of Assets and Liabilities, less any collateral held by the Portfolios.

The Portfolios may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected on the Statement of Assets and Liabilities.

If a Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Custodian Fees. “Custodian fees” on the Statement of Operations may include interest expense incurred by a Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Portfolio. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

Indemnification. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

14

Basis of Preparation. Each Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The accompanying financial statements were prepared in accordance with U.S. GAAP, including but not limited to ASC 946. U.S. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Each Portfolio calculates the NAV of its shares as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

For purposes of calculating the NAV, the portfolio securities and financial instruments are valued on each business day using pricing and valuation methods as adopted by the Board. Where market quotes are readily available, fair value is generally determined on the basis of the last reported sales price, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service approved by the Board. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

Short-term securities with maturities of 60 days or less are valued based on quotes that are obtained from an independent pricing service approved by the Board as described in the preceding paragraph above.

Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. Waddell & Reed Services Company (“WRSCO”), pursuant to procedures adopted by the Board, evaluates the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board.

Where market quotes are not readily available, portfolio securities or financial instruments are valued at fair value, as determined in good faith by the Board or Valuation Committee pursuant to procedures approved by the Board.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE close, that materially affect the values of a Portfolio’s securities or financial instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available.

The Board has delegated to WRSCO the responsibility for monitoring significant events that may materially affect the values of a Portfolio’s securities or financial instruments and for determining whether the value of the applicable securities or financial instruments should be re-evaluated in light of such significant events. The Board has established a Valuation Committee to administer and oversee the valuation process, including the use of third party pricing vendors.

The Board has adopted methods for valuing securities and financial instruments in circumstances where market quotes are not readily available. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to procedures established by the Board, with reference to other securities or indices. In the event that the security or financial instrument cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or financial instrument will be determined in good faith by the Valuation Committee in accordance with the procedures adopted by the Board.

When a Portfolio uses these fair valuation methods applied by WRSCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at its direction believe accurately reflects fair value

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and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. The prices used by a Portfolio may differ from the value that will ultimately be realized at the time the securities are sold.

WRSCO is responsible for monitoring the implementation of the pricing and valuation policies through a series of activities to provide reasonable comfort of the accuracy of prices including: 1) periodic vendor due diligence meetings to review methodologies, new developments, and process at vendors, 2) daily and monthly multi-source pricing comparisons reviewed and submitted to the Valuation Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by management and the Valuation Committee.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 — Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at its direction that are used in determining the fair value of investments.

A description of the valuation techniques applied to the Portfolios’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Derivative Instruments. Forward foreign currency contracts are valued based upon the closing prices of the forward currency rates determined at the close of the NYSE, are provided by an independent pricing service. Swaps derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Swaps are valued by an independent pricing service unless the price is unavailable, in which case they are valued at the price provided by a dealer in that security. Futures contracts traded on an exchange are generally valued at the settlement price. Listed options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service unless the price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. Over the counter (“OTC”) options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service for a comparable listed option unless such a price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. If no comparable listed option exists from which to obtain a price from an independent pricing service and a quotation cannot be obtained from a broker-dealer, the OTC option will be valued using a model reasonably designed to provide a current market price.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap agreements, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case with interest rate swap and option contracts. OTC derivative products valued using pricing models with significant observable inputs are categorized within Level 2 of the fair value hierarchy.

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Equity Securities. Equity securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. OTC equity securities and listed securities for which no price is readily available are valued at the average of the last bid and ask prices.

Mutual funds, including investment funds, typically are valued at the NAV reported as of the valuation date.

Securities that are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded and to the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Restricted Securities. Restricted securities that are deemed to be Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy to the extent that significant inputs to valuation are unobservable, because they trade infrequently, if at all and, therefore, the inputs are unobservable. Restricted securities that are valued at a discount to similar publicly traded securities may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3.

U.S. Government and Agency Securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. Transfers between levels represent the values as of the beginning of the reporting period.

For fair valuations using unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Portfolio.

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments, if applicable, are included on the Statement of Operations in net realized gain (loss) on investments in unaffiliated and/or affiliated securities and in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities, respectively. Additionally, the net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of December 31, 2017, if applicable, is included on the Statement of Operations in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities.

The Portfolios may own different types of assets that are classified as Level 2 or Level 3. Assets classified as Level 2 can have a variety of observable inputs, including, but not limited to, benchmark yields, reported trades, broker quotes, benchmark securities, and bid/offer quotations. These observable inputs are collected and utilized, primarily by an independent pricing service, in different evaluated pricing approaches depending upon the specific asset to determine a value.

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The following tables are a summary of the valuation of each Portfolio’s investments by the fair value hierarchy levels as of December 31, 2017.

VIP Small Cap Growth Portfolio	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$360,971	$—	$—
Short-Term Securities	—	15,626	—

Total	$360,971	$15,626	$—

Total Return Swaps	$—	$351	$—

During the twelve month period ended December 31, 2017, there were no transfers between Level 1 and 2.

VIP Micro Cap Growth Portfolio	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$66,793	$—	$—
Short-Term Securities	—	5,360	—

Total	$66,793	$5,360	$—

During the twelve month period ended December 31, 2017, there were no transfers between Level 1 and 2.

4. DERIVATIVE INSTRUMENTS ($ amounts in thousands unless indicated otherwise)

The following disclosures contain information on why and how the Portfolios use derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Portfolios’ financial positions and results of operations when presented by primary underlying risk exposure.

Option Contracts. Options purchased by a Portfolio are accounted for in the same manner as portfolio securities. The cost of instruments acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from instruments sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Portfolio writes (sells) an option, an amount equal to the premium received by the Portfolio is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current value of the option written. When an option expires on its stipulated expiration date or a Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold), and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining whether a Portfolio has realized a gain or loss. When a written put is exercised, the cost basis of the instruments purchased by a Portfolio is reduced by the amount of the premium received.

Investments in options, whether purchased or written, involve certain risks. Writing put options and purchasing call options may increase a Portfolio’s exposure to the underlying instrument. With written options, there may be times when a Portfolio will be required to purchase or sell instruments to meet its obligation under the option contract where the required action is not beneficial to the Portfolio, due to unfavorable movement of the market price of the underlying instrument. Additionally, to the extent a Portfolio enters into OTC option transactions with counterparties, the Portfolio will be exposed to the risk that counterparties to these OTC transactions will be unable to meet their obligations under the terms of the transaction.

The VIP Small Cap Growth Portfolio purchases and writes call and put options to increase or decrease hedging exposure to underlying instruments (which include credit risk, equity risk, foreign currency exchange rate risk, event risk and/or interest rate risk), increase exposure to various equity markets or certain sectors, gain exposure to or facilitate trading in certain securities and/or, in the case of options written, to generate returns from options premiums.

Swap Agreements. Each Portfolio may invest in swap agreements. Swaps are marked to market daily and changes in value are recorded as unrealized appreciation (depreciation) on the Statement of Operations. Payments received or made by the Portfolio are recorded as realized gain or loss on the Statement of Operations. Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received,

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respectively, if any, on the Statement of Assets and Liabilities and amortized over the term of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as realized gain or loss on the Statement of Operations.

Total return swaps involve a commitment to pay or receive periodic interest payments in exchange for a market-linked return based on a security or a basket of securities including a variety of securities or representing a particular index. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

The VIP Small Cap Growth Portfolio enters into total return swaps to hedge exposure to a security or market.

The creditworthiness of the counterparty with which a Portfolio enters into a swap agreement is monitored by IICO. If a firm’s creditworthiness declines, the value of the agreement would likely decline, potentially resulting in losses. If a default occurs by the counterparty to such a transaction, the Portfolio will have contractual remedies pursuant to the agreement related to the transaction. The maximum loss a Portfolio may incur consists of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Collateral and rights of offset. A Portfolio may mitigate credit risk with respect to OTC derivative counterparties through credit support annexes (“CSA”) included with an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement which is the standard contract governing most derivative transactions between the Portfolio and each of its counterparties. The CSA allows the Portfolio and its counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other with collateral, which is generally held by the Portfolio’s custodian or broker. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the CSA. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. See Note 2 “Segregation and Collateralization” for additional information with respect to collateral practices.

Offsetting of Assets and Liabilities. The following tables present financial instruments that are either (1) offset or (2) subject to an enforceable master netting arrangement or similar agreement as of December 31, 2017:

Assets

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Portfolio	Gross Amounts of Recognized Assets	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Assets Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount Receivable
VIP Small Cap Growth Portfolio
Swap agreements, at value	$351	$—	$351	$—	$(339)	$—	$12

Additional Disclosure Related to Derivative Instruments

Fair values of derivative instruments as of December 31, 2017:

		Assets		Liabilities
Portfolio	Type of Risk Exposure	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
VIP Small Cap Growth Portfolio	Equity	Swap agreements, at value	$351		$—

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Amount of realized gain (loss) on derivatives recognized on the Statement of Operations for the twelve month period ended December 31, 2017:

		Net realized gain (loss) on:
Portfolio	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
VIP Small Cap Growth Portfolio	Equity	$(353)	$3,499	$—	$(13)	$—	$3,133

*	Purchased options are reported as investments in unaffiliated securities and are reflected in the accompanying Schedule of Investments.

Change in unrealized appreciation (depreciation) on derivatives recognized on the Statement of Operations for the twelve month period ended December 31, 2017:

		Net change in unrealized appreciation (depreciation) on:
Portfolio	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
VIP Small Cap Growth Portfolio	Equity	$—	$1,296	$—	$—	$—	$1,296

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

During the twelve month period ended December 31, 2017, the average derivative volume was as follows:

Portfolio	Forward foreign currency contracts(1)	Long futures contracts(2)	Short futures contracts(2)	Swap agreements(3)	Purchased options(2)	Written options(2)
VIP Small Cap Growth Portfolio	$—	$—	$—	$12,054	$1	$4

(1)	Average absolute value of unrealized appreciation/depreciation during the period.
(2)	Average value outstanding during the period.
(3)	Average notional amount outstanding during the period.

5. BASIS OF COMBINATION ($ amounts in thousands)

The Board at a meeting held on June 26, 2018 unanimously approved a proposed reorganization, in which the VIP Small Cap Growth Portfolio series of the Trust will acquire all of the assets and assume all of the liabilities of the VIP Micro Cap Growth Portfolio in exchange for an equal aggregate NAV of newly issued shares of beneficial interest of the VIP Small Cap Growth Portfolio series of the Trust (the Reorganization). As contemplated under the Reorganization, VIP Micro Cap Growth Portfolio will distribute VIP Small Cap Growth Portfolio shares of beneficial interest to its shareholders, after which it will liquidate and cease to be a series of the Trust. Under the Reorganization, shareholders of each class of shares of the VIP Micro Cap Growth Portfolio will receive shares of the same class in the VIP Small Cap Growth Portfolio that they currently own. The aggregate NAV of VIP Small Cap Growth Portfolio shares received by VIP Micro Cap Growth Portfolio shareholders in the Reorganization will be equal to the aggregate NAV of the shareholders’ current shares of the VIP Micro Cap Growth Portfolio held on the business day prior to closing of the Reorganization, less the costs of the Reorganization attributable to their common shares. The VIP Small Cap Growth Portfolio will continue to operate after the Reorganization as a separate series of the Trust.

The Reorganization is intended to be accounted for as a tax-free reorganization of investments companies. The unaudited Pro Forma Combined Schedules of Investments and Combined Statements of Assets and Liabilities reflect the financial position of the Portfolios at December 31, 2017. The unaudited Pro Forma Combined Statements of Operations reflects the results of operations of the Portfolios for the twelve months ended December 31, 2017. These statements have been derived from the books and records of the Portfolios at the dates indicated above in conformity with U.S. GAAP. As of December 31, 2017, the portfolio of

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securities held by the VIP Micro Cap Growth Portfolio complied with the fundamental investment restrictions of the VIP Small Cap Growth Portfolio, and the Portfolios’ investment objectives were the same. The historical cost basis of investment securities is expected to be carried forward to the surviving entity. The fiscal year end for the Portfolios is December 31.

The accompanying pro forma combined financial statements should be read in conjunction with the historical financial statements of the Portfolios incorporated by reference in the Reorganization Statement of Additional Information. Such pro forma combined financial statements are presented for information only and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred on December 31, 2017. Following the Reorganization, the VIP Small Cap Growth Portfolio will be the accounting survivor.

Certain expenses of the Reorganization are estimated to be $146,557. The total amount of the expenses for the Reorganization will be evenly split between the VIP Micro Cap Growth Portfolio and the VIP Small Cap Growth Portfolio. The Board and Ivy Variable Insurance Portfolios believed that an allocation of the Reorganization expenses to each Portfolio was appropriate because the Reorganization is expected to be beneficial to each Portfolio and its shareholders. The expense allocation will be made whether or not the Reorganization is consummated.

6. INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS

Management Fees. IICO, a wholly owned subsidiary of Waddell & Reed, Inc. (“W&R”), serves as each Portfolio’s investment adviser. The management fee is accrued daily by each Portfolio at the following annual rates as a percentage of average daily net assets:

Portfolio	Net Asset Breakpoints	Annual Rate
VIP Small Cap Growth Portfolio	$0 to $1,000 Million	0.850%

(pre and post merger)	$1,000 to $2,000 Million	0.830%

	$2,000 to $3,000 Million	0.800%

	Over $3,000 Million	0.760%

VIP Micro Cap Growth Portfolio	$0 to $1,000 Million	0.950%

	$1,000 to $2,000 Million	0.930%

	$2,000 to $3,000 Million	0.900%

	Over $3,000 Million	0.860%

Independent Trustees and Chief Compliance Officer Fees. Fees paid to the Independent Trustees can be paid in cash or deferred to a later date, at the election of the Trustees according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Portfolio records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the Chief Compliance Officer of the Portfolios are shown on the Statement of Operations.

Accounting Services Fees. The Trust has an Accounting and Administrative Services Agreement with Waddell & Reed Services Company (“WRSCO”), doing business as WI Services Company (“WISC”), an affiliate of W&R. Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Portfolio records, pricing of Portfolio shares and preparation of certain shareholder reports. For these services, each pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M - Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

Each Portfolio also pays WISC a monthly administrative fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Portfolio’s net assets are at least $10 million and is included in “Accounting services fee” on the Statement of Operations.

Shareholder Servicing. Under the Transfer Agency Agreement between the Trust and WISC, each Portfolio reimburses WISC for certain out-of-pocket costs.

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Service Plan. Class II. Under a Service Plan adopted by the Trust pursuant to Rule 12b–1 under the 1940 Act, each Portfolio may pay a service fee to W&R for Class II shares in an amount not to exceed 0.25% of the Portfolio’s average annual net assets. The fee is to be paid to compensate W&R for amounts it expends in connection with the provision of personal services to Policyowners and/or maintenance of Policyowner accounts.

Expense Reimbursements and/or Waivers. IICO, the Portfolios’ investment manager, IDI, the Portfolios’ distributor, and/or Waddell & Reed Services Company, doing business as WISC, the Portfolios’ transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any). Portfolio and class expense limitations and related waivers/reimbursements for the twelve month period ended December 31, 2017 were as follows:

Portfolio Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Expense Reduced
VIP Small Cap Growth Portfolio	Class II	Contractual	10-1-2016	4-30-2018	1.14%	12b-1 Fees and/or Shareholder Servicing
VIP Micro Cap Growth Portfolio	Class I	Contractual	4-28-2017	4-30-2018	Class II less 0.25%	Shareholder Servicing
VIP Small Cap Growth Portfolio ProForma	Class I	Contractual	Effective Date of Merger	4-30-2020	Class II less 0.25%	Shareholder Servicing
	Class II	Contractual	Effective Date of Merger	4-30-2020	1.14%	12b-1 Fees and/or Shareholder Servicing

Any amounts due to the Portfolios as a reimbursement but not paid as of December 31, 2017 are shown as a receivable from affiliates on the Statement of Assets and Liabilities.

7. CAPITAL SHARE TRANSACTIONS

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

	For the twelve months ended December 31, 2017
VIP Small Cap Growth Portfolio	Shares	Value
Shares issued from sale of shares:
Class II	1,483	$15,659
Shares issued in reinvestment of distributions to shareholders:
Class II	1,060	10,680
Shares redeemed:
Class II	(14,095)	(150,763)

Net decrease	(11,552)	$(124,424)

	For the twelve months ended December 31, 2017
VIP Micro Cap Growth Portfolio	Shares		Value
Shares issued from sale of shares:
Class I	17		354
Class II	605		12,937
Shares issued in reinvestment of distributions to shareholders:
Class I	—	*	1
Class II	9		215
Shares redeemed:
Class I	—	*	—	*
Class II	(464)		(9,888)

Net increase	167		$3,619

*	Not shown due to rounding.

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8. CAPITAL SHARES

The pro forma NAV per share assumes the issuance of shares of the VIP Small Cap Growth Portfolio that would have been issued at December 31, 2017, in connection with proposed reorganization. The number of shares assumed to be issued is equal to the NAV of shares of the VIP Micro Cap Growth Portfolio, as of December 31, 2017, divided by the NAV per share of the shares of the VIP Small Cap Growth Portfolio as of December 31, 2017. The pro forma number of shares outstanding, by class, for the combined portfolio consists of the following at December 31, 2017:

VIP Small Cap Growth Portfolio

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization	Total Outstanding Shares Post- Combination
Class I	—	32	32
Class II	32,408	6,146	38,554

9. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Portfolio	Cost of investments	Gross appreciation	Gross depreciation	Net unrealized appreciation
VIP Small Cap Growth Portfolio	$298,639	$83,337	$5,379	$77,958
VIP Micro Cap Growth Portfolio	55,284	19,706	2,837	16,869

The tax cost of investments will remain unchanged for the combined portfolio.

For Federal income tax purposes, the Portfolios’ distributed and undistributed earnings and profit for the fiscal year ended December 31, 2017 and the post-October and late-year ordinary activity were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Capital Losses Deferred	Late-Year Ordinary Losses Deferred
VIP Small Cap Growth Portfolio	$17,190	$42,526	$—	$—	$—
VIP Micro Cap Growth Portfolio	—	—	—	140	—

Internal Revenue Code regulations permit each Portfolio to elect to defer into its next fiscal year capital losses and certain specified ordinary items incurred between each November 1 and the end of its fiscal year. Each Portfolio is also permitted to defer into its next fiscal certain ordinary losses that generated between each January 1 and the end of its fiscal year.

The tax character of dividends and distributions paid during the two fiscal years ended December 31, 2017 and 2016 were as follows:

	December 31, 2017		December 31, 2016
Portfolio	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains
VIP Small Cap Growth Portfolio	$—	$10,680	$—	$45,145
VIP Micro Cap Growth Portfolio	—	216	—	6,098

(1)	Includes short-term capital gains distributed, if any.

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

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Accumulated capital losses represent net capital loss carryovers as of December 31, 2017 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of December 31, 2017, the capital loss carryovers were as follows:

Post-Enactment
Portfolio	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
VIP Small Cap Growth Portfolio	$—	$—
VIP Micro Cap Growth Portfolio	—	—

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PROXY TABULATOR

PO    BOX    8035

CARY, NC 27512-9916

  Please fold here—Do not separate

IVY VIP MICRO CAP GROWTH

a series of Ivy Variable Insurance Portfolios

SPECIAL MEETING OF SHAREHOLDERS

November 1, 2018

The undersigned hereby revokes all previous proxies for his/her shares of Ivy VIP Micro Cap Growth (“VIP Micro Cap Growth Portfolio”) and appoints Jennifer K. Dulski and Scott J. Schneider and each of them, proxies of the undersigned with full power of substitution to vote all shares of VIP Micro Cap Growth Portfolio that the undersigned is entitled to vote at the VIP Micro Cap Growth Portfolio Special Meeting of Shareholders (“Meeting”) to be held at 6300 Lamar Avenue, Overland Park, Kansas 66202-4200 at 2:00 p.m., Central Time on November 1, 2018 including any postponements or adjournments thereof, upon the matter set forth on the reverse side and instructs them to vote upon any other matters that may properly be acted upon at the Meeting.

This proxy is solicited by the Board of Trustees of the Ivy Variable Insurance Portfolios, on behalf of VIP Micro Cap Growth Portfolio. It will be voted as specified. If no specification is made, this proxy shall be voted FOR the proposal to approve an Agreement and Plan of Reorganization between the VIP Micro Cap Growth Portfolio and Ivy VIP Small Cap Growth. If any other matters properly come before the Meeting to be voted on, the proxy holders will vote on those matters in accordance with the views of management.

IMPORTANT: PLEASE SEND IN YOUR PROXY CARD TODAY. PLEASE REFER TO THE PROXY STATEMENT/PROSPECTUS FOR A DISCUSSION OF THE PROPOSAL.

YOU ARE URGED TO DATE AND SIGN THIS PROXY CARD AND RETURN IT PROMPTLY. THIS WILL SAVE THE EXPENSE OF FOLLOW-UP LETTERS TO SHAREHOLDERS WHO HAVE NOT RESPONDED.

Note: Please sign exactly as your name appears on the proxy card. If signing for estates, trusts or other fiduciaries, your title or capacity should be stated, and where more than one name appears, a majority must sign. If shares are held jointly, one or more joint owners should sign personally. If a corporation, the signature should be that of an authorized officer who should state his or her title.

Signature (and Title if applicable)	Date

Signature (if held jointly)	Date	Scan code for mobile voting

PLEASE BE SURE TO MARK, SIGN AND DATE THIS PROXY CARD ON THE REVERSE SIDE

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to Be Held on

November 1, 2018.

The Proxy Statement/Prospectus for this Meeting is available at:

www.proxypush.com/IVY

PLEASE VOTE YOUR PROXY TODAY!

PLEASE MARK, SIGN AND DATE THIS PROXY CARD AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE. THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

TO VOTE, MARK ONE BOX BELOW IN BLUE OR BLACK INK. Example:

THE BOARD OF TRUSTEES OF THE IVY VARIABLE INSURANCE PORTFOLIOS UNANIMOUSLY RECOMMENDS A VOTE “FOR” PROPOSAL 1.

	FOR	AGAINST	ABSTAIN
1.

To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Ivy VIP Micro Cap Growth to, and the assumption of all of the liabilities of Ivy VIP Micro Cap Growth by, Ivy VIP Small Cap Growth in exchange for shares of Ivy VIP Small Cap Growth and the distribution of such shares to the shareholders of Ivy VIP Micro Cap Growth in complete liquidation of Ivy VIP Small Cap Growth.

YOUR VOTE IS IMPORTANT!

PLEASE BE SURE TO SIGN, DATE AND RETURN YOUR PROXY CARD TODAY

IN THE ACCOMPANYING ENVELOPE.

NO POSTAGE IS REQUIRED IF MAILED IN THE U.S.

PART C: OTHER INFORMATION

Item 15. Indemnification

Reference is made to Article IX of the Trust Instrument of Registrant filed by EDGAR on February 27, 2009, as Exhibit (a)(1) to Post-Effective Amendment No. 10 and to Section 14 of the Form of Participation Agreement filed by EDGAR on June 9, 2010, as Exhibit (e)(7) to Post-Effective Amendment No. 52, each of which provide indemnification.

Registrant undertakes to carry out all indemnification provisions of its Trust Instrument, Bylaws, and the below-described contracts in accordance with the Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

Insofar as indemnification for liability arising under the 1933 Act, as amended, may be provided to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of the Registrant of expenses incurred or paid by a director, officer of controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits:

1.	Articles of Incorporation:

	(i)	Trust Instrument for Ivy Funds Variable Insurance Portfolios dated January 15, 2009, filed with Post-Effective Amendment No. 47, and incorporated by reference herein.

	(ii)	Schedule A to the Trust Instrument for Ivy Funds Variable Insurance Portfolios as amended and effective August 11, 2010, filed with Post-Effective Amendment No. 58, and incorporated by reference herein.

	(iii)	Schedule A to the Trust Instrument for Ivy Funds Variable Insurance Portfolios, amended and effective May 22, 2013, filed with Post-Effective Amendment No. 61, and incorporated by reference herein.

	(iv)	Schedule A to the Trust Instrument for Ivy Funds Variable Insurance Portfolios, amended and effective January 1, 2015, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(v)	Schedule A to the Trust Instrument for Ivy Variable Insurance Portfolios, amended and effective April 28, 2017, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

	(vi)	Amended and Restated Agreement and Declaration of Trust for Ivy Variable Insurance Portfolios, dated August 16, 2017, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

	(vii)	Amended and Restated Schedule A to the Amended and Restated Agreement and Declaration of Trust for Ivy Variable Insurance Portfolios, amended April 30, 2018, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

	(viii)	Amended and Restated Schedule A to the Amended and Restated Agreement and Declaration of Trust for Ivy Variable Insurance Portfolios, to be filed in a subsequent Post-Effective Amendment.

2.	By-laws:

	(i)	By-laws for Ivy Funds Variable Insurance Portfolios dated January 15, 2009, filed with Post-Effective Amendment No. 47, and incorporated by reference herein.

	(ii)	Amended and Restated By-laws for Ivy Variable Insurance Portfolios dated August 16, 2017, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(i)

3.	Voting Trust Agreement affecting more than 5% of any class of equity securities of Registrant: Not applicable.

4.	Form of Agreement and Plan of Reorganization attached as Exhibit A to the Prospectus/Proxy Statement and incorporated herein by reference.

5.	Instruments Defining the Rights of Security Holders:

Articles IV, V, VI, and IX of the Trust Instrument and Articles II and VII of the Bylaws each define the rights of shareholders.

6.	Investment Advisory Contracts:

	(i)	Investment Management Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed Investment Management Company on behalf of each of the Funds in the Trust, dated April 10, 2009, filed with Post-Effective Amendment No. 49, and incorporated by reference herein.

	(ii)	Investment Management Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed Investment Management Company on behalf of each of the Subadvised Funds in the Trust, dated April 10, 2009, filed with Post-Effective Amendment No. 49, and incorporated by reference herein.

	(iii)	Investment Subadvisory Agreement between Waddell & Reed Investment Management Company and Advantus Capital Management, Inc., effective April 30, 2009, filed with Post-Effective Amendment No. 49, and incorporated by reference herein.

	(iv)	Investment Subadvisory Agreement between Waddell & Reed Investment Management Company and Mackenzie Financial Corporation, effective April 30, 2009, filed with Post-Effective Amendment No. 49, and incorporated by reference herein.

	(v)	Investment Subadvisory Agreement between Templeton Investment Counsel, LLC, and Templeton Global Advisors Limited, effective April 30, 2009, filed with Post-Effective Amendment No. 49, and incorporated by reference herein.

	(vi)	Investment Subadvisory Agreement between Waddell & Reed Investment Management Company and Templeton Investment Counsel, LLC, effective April 30, 2009, filed with Post-Effective Amendment No. 49, and incorporated by reference herein.

	(vii)	Investment Subadvisory Agreement between Waddell & Reed Investment Management Company and Wall Street Associates, effective April 30, 2009, filed with Post-Effective Amendment No. 49, and incorporated by reference herein.

	(viii)	Amendment to Investment Subadvisory Agreement between Waddell & Reed Investment Management Company and Advantus Capital Management, Inc., effective May 20, 2009, filed with Post-Effective Amendment No. 50, and incorporated by reference herein.

	(ix)	Appendix A and Appendix B to the Investment Management Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed Investment Management Company on behalf of each series of the Trust listed in Appendix A, as amended April 1, 2010, filed with Post-Effective Amendment No. 51, and incorporated by reference herein.

	(x)	Appendix A and Appendix B to the Investment Management Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed Investment Management Company on behalf of each series of the Trust listed in Appendix A, as amended August 11, 2010, filed with Post-Effective Amendment No. 53, and incorporated by reference herein.

	(xi)	Investment Management Fee Reduction Agreement between Waddell & Reed Investment Management Company and Ivy Funds Variable Insurance Portfolios on behalf of its series Ivy Funds VIP Real Estate Securities, effective December 3, 2012, filed with Post-Effective Amendment No. 58, and incorporated by reference herein.

(ii)

(xii)	Investment Management Fee Reduction Agreement between Waddell & Reed Investment Management Company and Advantus Capital Management, Inc. regarding Ivy Funds VIP Real Estate Securities, effective December 3, 2012, filed with Post-Effective Amendment No. 58, and incorporated by reference herein.

(xiii)	Commodity Exchange Act Agreement between Waddell & Reed Investment Management Company and Advantus Capital Management, Inc., dated February 20, 2013 and effective April 1, 2013, filed with Post-Effective Amendment No. 58, and incorporated by reference herein.

(xiv)	Commodity Exchange Act Agreement between Waddell & Reed Investment Management Company and Mackenzie Financial Corporation, dated February 20, 2013 and effective April 1, 2013, filed with Post-Effective Amendment No. 58, and incorporated by reference herein.

(xv)	Commodity Exchange Act Agreement between Waddell & Reed Investment Management Company and Wall Street Associates, LLC, dated February 20, 2013 and effective April 1, 2013, filed with Post-Effective Amendment No. 58, and incorporated by reference herein.

(xvi)	Appendix A and Appendix B to the Investment Management Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed Investment Management Company on behalf of each series of the Trust listed in Appendix A, filed with Post-Effective Amendment No. 61, and incorporated by reference herein.

(xvii)	Investment Sub-Advisory Agreement between Waddell & Reed Investment Management Company and Advantus Capital Management, Inc. regarding Ivy Funds VIP Pathfinder Moderate – Managed Volatility, Ivy Funds VIP Pathfinder Moderately Aggressive – Managed Volatility and Ivy Funds VIP Pathfinder Moderately Conservative – Managed Volatility, filed with Post-Effective Amendment No. 61, and incorporated by reference herein.

(xviii)	Appendix A to the Investment Management Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed Investment Management Company on behalf of each series of the Trust listed in Appendix A, as amended January 1, 2015, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

(xix)	Appendix B to the Investment Management Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed Investment Management Company on behalf of each series of the Trust listed in Appendix B, as amended January 1, 2015, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

(xx)	Investment Management Fee Reduction Agreement between Waddell & Reed Investment Management Company and Ivy Funds Variable Insurance Portfolios on behalf of its series Ivy Funds VIP Real Estate Securities, effective May 1, 2015, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

(xxi)	Investment Management Fee Reduction Agreement between Waddell & Reed Investment Management Company and Advantus Capital Management, Inc. regarding Ivy Funds VIP Real Estate Securities, effective May 1, 2015, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

(xxii)	Investment Management Fee Reduction Agreement between Waddell & Reed Investment Management Company and Ivy Funds Variable Insurance Portfolios on behalf of its series Ivy Funds VIP Real Estate Securities, effective May 1, 2016, filed Post-Effective Amendment No. 67, and incorporated by reference herein.

(xxiii)	Investment Management Agreement between Ivy Variable Insurance Portfolios and Ivy Investment Management Company on behalf of each series of the Trust listed in Appendix A, dated July 29, 2016, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xxiv)	Investment Management Agreement between Ivy Variable Insurance Portfolios and Ivy Investment Management Company regarding Ivy VIP Advantus Real Estate Securities, Ivy VIP International Core Equity, Ivy VIP Micro Cap Growth, Ivy VIP Natural Resources, Ivy VIP Pathfinder Moderate – Managed Volatility, Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility, Ivy VIP Pathfinder Moderately Conservative – Managed Volatility and Ivy VIP Small Cap Core, dated July 29, 2016, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(iii)

	(xxv)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Advantus Capital Management, Inc. regarding Ivy VIP Advantus Real Estate Securities, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

	(xxvi)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Advantus Capital Management, Inc. regarding Ivy VIP Pathfinder Moderate – Managed Volatility, Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility and Ivy VIP Pathfinder Moderately Conservative – Managed Volatility, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

	(xxvii)	Investment Management Fee Reduction Agreement between Ivy Investment Management Company and Ivy Variable Insurance Portfolios regarding Ivy VIP Advantus Real Estate Securities, effective May 1, 2017, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

	(xxviii)	Amended and Restated Appendix A to the Investment Management Agreement between Ivy Variable Insurance Portfolios and Ivy Investment Management Company on behalf of each series of the Trust listed in Appendix A, amended and effective April 30, 2018, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

	(xxix)	Amended and Restated Appendix B to the Investment Management Agreement between Ivy Variable Insurance Portfolios and Ivy Investment Management Company on behalf of each series of the Trust listed in Appendix B, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

	(xxx)	Amended and Restated Appendix A to the Investment Management Agreement between Ivy Variable Insurance Portfolios and Ivy Investment Management Company on behalf of each series of the Trust listed in Appendix A, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

	(xxxi)	Amended and Restated Appendix B to the Investment Management Agreement between Ivy Variable Insurance Portfolios and Ivy Investment Management Company on behalf of each series of the Trust listed in Appendix B, amended and effective April 30, 2018, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

	(xxxii)	Investment Management Fee Reduction Agreement between Ivy Investment Management Company and Ivy Variable Insurance Portfolios regarding Ivy VIP Advantus Real Estate Securities, effective April 30, 2018, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

7.	Underwriting Contracts:

	(i)	Distribution Contract between TMK/United Funds, Inc. and United Investors Life Insurance Company, dated April 4, 1997, filed by EDGAR on March 1, 2001 as EX-99.B(e)tmkdist to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, and incorporated by reference herein.

	(ii)	Agreement Amending Distribution Contract, dated March 3, 1998, reflecting termination of the agreement as of December 31, 1998 filed by EDGAR on March 1, 2001 as EX-99.B(e)tmkterm1 to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, and incorporated by reference herein.

	(iii)	Agreement Amending Distribution Contract, effective December 31, 1998, to rescind the provision to terminate the agreement filed by EDGAR on March 1, 2001 as EX-99.B(e)amnddist to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, and incorporated by reference herein.

(iv)

(iv)	Letter Agreement, dated July 8, 1999, filed by EDGAR on March 1, 2001 as EX-99.B(e)amendpua to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, and incorporated by reference herein.

(v)	Limited Selling Agreement, dated May 16, 2001, filed by EDGAR on April 29, 2002 as EX-99.B(e)tgtuilicsel to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A, and incorporated by reference herein.

(vi)	Fund Participation Agreement with Nationwide Life Insurance Company, dated December 1, 2000, filed by EDGAR on March 1, 2001 as EX-99.B(e)tgtnwpart to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, and incorporated by reference herein.

(vii)	Amendment 1, effective November 5, 2003, to the Fund Participation Agreement with Nationwide Life Insurance Company, dated December 1, 2000, filed by EDGAR on April 29, 2008 as EX-99.B(e)nwpartamend1 to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A, and incorporated by reference herein.

(viii)	Amendment 2, dated December 11, 2007, to the Fund Participation Agreement with Nationwide Life Insurance Company, dated December 1, 2000, filed by EDGAR on April 29, 2008 as EX-99.B(e)nwpartamend2 to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A, and incorporated by reference herein.

(ix)	Amendment 3, effective February 14, 2008, to the Fund Participation Agreement with Nationwide Life Insurance Company, dated December 1, 2000, filed by EDGAR on April 29, 2008 as EX-99.B(e)nwpartamend3 to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A, and incorporated by reference herein.

(x)	Fund Participation Agreement with Minnesota Life Insurance Company, dated September 19, 2003, filed by EDGAR September 19, 2003 as EX-99.B(e)tgtmlipart to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A, and incorporated by reference herein.

(xi)	Amendment 1, effective April 29, 2005, to the Fund Participation Agreement with Minnesota Life Insurance Company, dated September 19, 2003, filed by EDGAR on April 29, 2008 as EX-99.B(e)mnl1partamend1 to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A, and incorporated by reference herein.

(xii)	Amendment 2, dated July 1, 2007, to the Fund Participation Agreement with Minnesota Life Insurance Company, dated September 19, 2003, filed by EDGAR on April 29, 2008 as EX-99.B(e)mnl1partamend2 to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A, and incorporated by reference herein.

(xiii)	Fund Participation Agreement with Minnesota Life Insurance Company, dated December 12, 2003, filed by EDGAR on April 28, 2005 as EX-99.B(e)tgtmlipart2 to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A, and incorporated by reference herein.

(xiv)	Amendment 1, dated June 4, 2004, to the Fund Participation Agreement with Minnesota Life Insurance Company, dated December 12, 2003, filed by EDGAR on April 29, 2008 as EX-99.B(e)mnl2partamend1 to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A, and incorporated by reference herein.

(xv)	Amendment 2, effective April 29, 2005, to the Fund Participation Agreement with Minnesota Life Insurance Company, dated December 12, 2003, filed by EDGAR on April 29, 2008 as EX-99.B€mnl2partamend2 to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A, and incorporated by reference herein.

(v)

(xvi)	Amendment 3, dated July 1, 2007, to the Fund Participation Agreement with Minnesota Life Insurance Company, dated December 12, 2003, filed by EDGAR on April 29, 2008 as EX-99.B(e)mnl2partamend3 to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A, and incorporated by reference herein.

(xvii)	Amendment 4, dated March 1, 2008, to the Fund Participation Agreement with Minnesota Life Insurance Company, dated December 12, 2003, filed by EDGAR on April 29, 2008 as EX-99.B(e)mnl2partamend4 to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A, and incorporated by reference herein.

(xviii)	Fund Participation Agreement with Northstar Life Insurance Company, dated April 30, 2004, filed by EDGAR on April 28, 2005 as EX-99.B(e)tgtnstrpart to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A, and incorporated by reference herein.

(a)	Participation Agreement with The Union Central Life Insurance Company, dated November 3, 2008, filed with Post-Effective Amendment No. 49, and incorporated by reference herein.

(b)	Participation Agreement with The Ohio National Life Insurance Company, dated September 22, 2008, filed with Post-Effective Amendment No. 49, and incorporated by reference herein.

(c)	Participation Agreement with National Security Life and Annuity Company, dated September 22, 2008, filed with Post-Effective Amendment No. 49, and incorporated by reference herein.

(d)	Trademark License Agreement by and among Ivy Funds Distributor, Inc., Waddell & Reed, Inc. and Ivy Funds Variable Insurance Portfolios, dated April 15, 2009, filed with Post-Effective Amendment No. 49, and incorporated by reference herein.

(e)	Underwriting Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., dated April 15, 2009, filed with Post-Effective Amendment No. 49, and incorporated by reference herein.

(f)	Schedule A to the Underwriting Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., as amended April 1, 2010, filed with Post-Effective Amendment No. 51, and incorporated by reference herein.

(g)	Form of Participation Agreement, filed with Post-Effective Amendment No. 52, and incorporated by reference herein.

(h)	Schedule A to the Underwriting Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., as amended August 11, 2010, filed with Post-Effective Amendment No. 53, and incorporated by reference herein.

(i)	Underwriting Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., dated April 15, 2009, as amended May 22, 2012, filed with Post-Effective Amendment No. 58, and incorporated by reference herein.

(j)	Schedule A to the Underwriting Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., filed with Post-Effective Amendment No. 61, and incorporated by reference herein.

(k)	Schedule A to the Underwriting Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., as amended January 1, 2015, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

(vi)

	(l)	Underwriting Agreement between Ivy Variable Insurance Portfolios and Ivy Distributors, Inc., dated October 1, 2016, as amended April 28, 2017, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

	(m)	Amended and Restated Schedule A to the Underwriting Agreement between Ivy Variable Insurance Portfolios and Ivy Distributors, Inc., amended and effective April 30, 2018, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

	(n)	Amended and Restated Schedule A to the Underwriting Agreement between Ivy Variable Insurance Portfolios and Ivy Distributors, Inc., to be filed in a subsequent Post-Effective Amendment.

8.		Bonus or Profit Sharing Contracts: Not applicable.

9.		Custodian Agreements:

Custodian Agreement for W&R Target Funds, Inc. on behalf of each of its Portfolios, filed by EDGAR on September 5, 2003 as EX-99.B(g)tgtca to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A, and incorporated by reference herein.

Appendix B to the Custodian Agreement, amended to include Global Natural Resources Portfolio and Mid Cap Growth Portfolio, filed by EDGAR on March 2, 2005 as EX-99.B(g)tgtcaexb to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A, and incorporated by reference herein.

Appendix B to the Custodian Agreement, amended November 9, 2005 to include Energy Portfolio, filed by EDGAR on April 3, 2006 as EX-99.B(g)tgtcaexb2 to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A, and incorporated by reference herein.

Appendix B to the Custodian Agreement, amended November 28, 2007 to include Pathfinder Aggressive Portfolio, Pathfinder Moderately Aggressive Portfolio, Pathfinder Moderate Portfolio, Pathfinder Moderately Conservative Portfolio and Pathfinder Conservative Portfolio, filed by EDGAR on December 28, 2007 as EX-99.B(g)tgtcaexb3 to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A, and incorporated by reference herein.

The Custodian Agreements and revised Appendix A for each of the predecessor funds of which the series of the Registrant are the successor are substantially identical to the Custodian Agreement that is incorporated by reference.

	(i)	Assignment of the Custodian Agreements for the Registrant and for each of the predecessor funds to which a series of the Registrant is the successor, dated April 30, 2009, filed with Post-Effective Amendment No. 49, and incorporated by reference herein.

	(iii)	Schedule A to the Assignment and Amendment of Custodian Agreements for the Registrant and for each of the predecessor funds to which a series of the Registrant is the successor, as amended April 1, 2010, filed with Post-Effective Amendment No. 51, and incorporated by reference herein.

	(v)	Schedule A to the Assignment and Amendment of Custodian Agreements for the Registrant and for each of the predecessor funds to which a series of the Registrant is the successor, as amended August 11, 2010, filed with Post-Effective Amendment No. 53, and incorporated by reference herein.

	(vii)	Custody Agreement between Ivy Funds Variable Insurance Portfolios, on behalf of each of the funds listed on Schedule I, and The Bank of New York Mellon, dated March 9, 2012, filed with Post-Effective Amendment No. 58, and incorporated by reference herein.

	(viii)	Schedule I to the Custody Agreement between Ivy Funds Variable Insurance Portfolios, on behalf of each of the funds listed on Schedule I, and The Bank of New York Mellon, as amended April 17, 2013, filed with Post-Effective Amendment No. 58, and incorporated by reference herein.

(vii)

(ix)	Foreign Custody Manager Agreement between Ivy Funds Variable Insurance Portfolios, on behalf of each of its series on Annex I, and The Bank of New York Mellon, dated March 9, 2012, filed with Post-Effective Amendment No. 58, and incorporated by reference herein.

(x)	Schedule I to the Custody Agreement between Ivy Funds Variable Insurance Portfolios, on behalf of each of the funds listed on Schedule I, and The Bank of New York Mellon, filed with Post-Effective Amendment No. 61, and incorporated by reference herein.

(xi)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds Variable Insurance Portfolios, on behalf of each of its series on Annex I, and The Bank of New York Mellon, filed with Post-Effective Amendment No. 61, and incorporated by reference herein.

(xii)	Schedule I to the Custody Agreement between Ivy Funds Variable Insurance Portfolios, on behalf of each of the funds listed on Schedule I, and The Bank of New York Mellon, as amended January 1, 2015, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

(xiii)	Annex I to the Foreign Custody Manager Agreement between Ivy Funds Variable Insurance Portfolios, on behalf of each of its series on Annex I, and The Bank of New York Mellon, as amended January 1, 2015, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

(xiv)	Annex I to the Foreign Custody Manager Agreement between Ivy Variable Insurance Portfolios, on behalf of each of its series on Annex I, and The Bank of New York Mellon, as amended April 28, 2017, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xv)	Amended and Restated Schedule I to the Custody Agreement between Ivy Variable Insurance Portfolios, on behalf of each of the funds listed on Schedule I, and The Bank of New York Mellon, amended and effective April 30, 2018, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(xvi)	Amended and Restated Annex I to the Foreign Custody Manager Agreement between Ivy Variable Insurance Portfolios, on behalf of each of its series on Annex I, and The Bank of New York Mellon, amended and effective April 30, 2018, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(xvii)	Amended and Restated Schedule I to the Custody Agreement between Ivy Variable Insurance Portfolios, on behalf of each of the funds listed on Schedule I, and The Bank of New York Mellon, to be filed in a subsequent Post-Effective Amendment.

Rule 17f-5 Delegation Agreement for W&R Target Funds, Inc. on behalf of each of its Portfolios, filed by EDGAR on March 2, 2005 as EX-99.B(g)mcgpcadel to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A, and incorporated by reference herein.

The Rule 17f-5 Delegation Agreements for each for each of the predecessor funds of which the series of the Registrant are the successor are substantially identical to the Rule 17f-5 Delegation Agreement that is incorporated by Reference.

(ii)	Assignment of Rule 17f-5 Delegation Agreements for the Registrant and for each of the predecessor funds to which a series of the Registrant is the successor, dated April 30, 2009, filed with Post-Effective Amendment No. 49, and incorporated by reference herein.

(iv)	Schedule A to the Assignment and Amendment of Rule 17f-5 Delegation Agreements for the Registrant and for each of the predecessor funds to which a series of the Registrant is the successor, as amended April 1, 2010, filed with Post-Effective Amendment No. 51, and incorporated by reference herein.

(vi)	Schedule A to the Assignment and Amendment of Rule 17f-5 Delegation Agreements for the Registrant and for each of the predecessor funds to which a series of the Registrant is the successor, as amended August 11, 2010, filed with Post-Effective Amendment No. 56, and incorporated by reference herein.

(viii)

10.	Rule 12b-1 Plans and Rule 18f-3 Plans:

	(i)	Service Plan for Ivy Funds Variable Insurance Portfolios, effective April 30, 2009, filed with Post-Effective Amendment No. 49, and incorporated by reference herein.

	(ii)	Amended & Restated Service Plan for Ivy Variable Insurance Portfolios, effective October 1, 2016, as amended February 22, 2017, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

	(iii)	Amended and Restated Appendix A to the Amended and Restated Ivy Variable Insurance Portfolios Service Plan for Class II Shares, amended and effective April 30, 2018, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

	(iv)	Multiple Class Plan for Ivy Variable Insurance Portfolios, effective April 28, 2017, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

	(v)	Amended and Restated Appendix A to the Rule 18F-3 Multi-Class Plan for Ivy Variable Insurance Portfolios, amended and effective April 30, 2018, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

	(vi)	Amended and Restated Appendix A to the Rule 18F-3 Multi-Class Plan for Ivy Variable Insurance Portfolios, to be filed in a subsequent Post-Effective Amendment.

11.

Opinion and Consent of Counsel that shares will be validly issued, fully paid and non-assessable is incorporated by reference to the Opinion and Consent of Counsel previously filed on EDGAR on Form N-14 on June 27, 2018.

12.	Opinion of Counsel with respect to tax consequences: To be filed by Post-effective amendment pursuant to an undertaking.

13.	Other Material Contracts:

	(i)	Transfer Agency Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed Services Company, dated April 15, 2009, filed with Post-Effective Amendment No. 49, and incorporated by reference herein.

	(ii)	Accounting Services Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed Services Company, effective April 30, 2009, filed with Post-Effective Amendment No. 49, and incorporated by reference herein.

	(iii)	Exhibit B to the Transfer Agency Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed Services Company, as amended May 31, 2009, filed with Post-Effective Amendment No. 51, and incorporated by reference herein.

	(iv)	Appendix A to the Transfer Agency Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed Services Company, as amended April 1, 2010, filed with Post-Effective Amendment No. 51, and incorporated by reference herein.

	(v)	Appendix A to the Accounting Services Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed Services Company, as amended April 1, 2010, filed with Post-Effective Amendment No. 51, and incorporated by reference herein.

	(vi)	Exhibit B to the Transfer Agency Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed Services Company, as effective May 31, 2010, filed with Post-Effective Amendment No. 53, and incorporated by reference herein.

	(vii)	Appendix A to the Transfer Agency Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed Services Company, as amended August 11, 2010, filed with Post-Effective Amendment No. 53, and incorporated by reference herein.

	(viii)	Appendix A to the Accounting Services Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed Services Company, as amended August 11, 2010, filed with Post-Effective Amendment No. 53, and incorporated by reference herein.

(ix)

(ix)	Expense Reimbursement Agreement between Waddell & Reed, Inc., Waddell & Reed Services Company and Ivy Funds Variable Insurance Portfolios, on behalf of its series Ivy Funds VIP Limited-Term Bond, dated August 11, 2010, filed with Post-Effective Amendment No. 53, and incorporated by reference herein.

(x)	Exhibit B to the Transfer Agency Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed Services Company, as effective May 31, 2011, filed with Post-Effective Amendment No. 56, and incorporated by reference herein.

(xi)	Appendix A to the Accounting Services Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 61, and incorporated by reference herein.

(xii)	Appendix C to the Accounting Services Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 61, and incorporated by reference herein.

(xiii)	Appendix A to the Transfer Agency Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 61, and incorporated by reference herein.

(xiv)	Appendix A to the Transfer Agency Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed Services Company, as amended January 1, 2015, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

(xv)	Appendix A to the Accounting Services Agreement between Ivy Funds Variable Insurance Portfolios and Waddell & Reed Services Company, as amended January 1, 2015, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

(xvi)	Appendix A to the Accounting Services Agreement between Ivy Variable Insurance Portfolios and Waddell & Reed Services Company, as amended April 28, 2017, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xvii)	Appendix C to the Accounting Services Agreement between Ivy Variable Insurance Portfolios and Waddell & Reed Services Company, as amended April 28, 2017, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xviii)	Appendix A to the Transfer Agency Agreement between Ivy Variable Insurance Portfolios and Waddell & Reed Services Company, as amended April 28, 2017, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xix)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company and Ivy Variable Insurance Portfolios, on behalf of its series Ivy VIP Core Equity, Ivy VIP Global Growth and Ivy VIP Small Cap Growth, dated September 30, 2016, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xx)	Expense Reimbursement Agreement between Waddell & Reed, Inc., Waddell & Reed Services Company and Ivy Variable Insurance Portfolios, on behalf of its series Ivy VIP Energy, Ivy VIP Asset Strategy, Ivy VIP High Income, Ivy VIP Science and Technology, Ivy VIP Micro Cap Growth and Ivy VIP Mid Cap Growth, dated April 3, 2017, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xxi)	Expense Reimbursement Agreement between Waddell & Reed, Inc., Waddell & Reed Services Company and Ivy Variable Insurance Portfolios, on behalf of its series Ivy VIP Mid Cap Growth, dated April 4, 2017, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xxii)	Expense Reimbursement Agreement between Waddell & Reed, Inc., Waddell & Reed Services Company and Ivy Variable Insurance Portfolios, on behalf of its series Ivy VIP Mid Cap Growth, dated April 4, 2017, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xxiii)	Amended and Restated Appendix A to the Accounting Services Agreement between Ivy Variable Insurance Portfolios and Waddell & Reed Services Company, amended and effective April 30, 2018, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(x)

	(xxiv)	Expense Reimbursement Agreement between Ivy Distributors, Inc. and Waddell & Reed Services Company and Ivy Variable Insurance Portfolios, on behalf of its series Ivy VIP Asset Strategy, Ivy VIP Energy, Ivy VIP High Income, Ivy VIP Micro Cap Growth, Ivy VIP Mid Cap Growth and Ivy VIP Science and Technology, effective April 30, 2018, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

	(xxv)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company and Ivy Variable Insurance Portfolios, on behalf of its series Ivy VIP Core Equity, Ivy VIP Global Growth, Ivy VIP Small Cap Growth and Ivy VIP Mid Cap Growth, effective April 30, 2018, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

	(xxvi)	Master Interfund Lending Agreement between Ivy Funds, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Investment Management Company and Waddell & Reed Investment Management Company, effective August 13, 2014, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

	(xxvii)	Amended and Restated Schedule A to the Master Interfund Lending Agreement, amended and effective April 30, 2018, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

	(xxviii)	Amended and Restated Schedule B to the Master Interfund Lending Agreement, amended and effective April 30, 2018, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

14.	Consents of Independent Registered Public Accounting Firm: Filed herewith as Exhibit No. 14

15.	Omitted Financial Statements: Not applicable.

16.	Powers of Attorney are incorporated by reference to the Power of Attorney previously filed on EDGAR on Form N-14 on June 27, 2018.

17.	Additional Exhibits:

	(i)	Agreement between United Investors Life Insurance Company and Income Portfolio filed April 21, 1992 as Exhibit No. 13 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, and incorporated by reference herein.

	(ii)	Agreement between United Investors Life Insurance Company and International Portfolio, Small Cap Portfolio, Balanced Portfolio and Limited-Term Bond Portfolio filed February 15, 1995 as EX-99.B13-tmkuil to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, and incorporated by reference herein.

	(iii)	Agreement between United Investors Life Insurance Company and Asset Strategy Portfolio filed October 3, 1995 as EX-99.B13-tmkuilasp to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, and incorporated by reference herein.

	(iv)	Agreement between United Investors Life Insurance Company and Science and Technology Portfolio filed October 31, 1996 as EX-B.13-tmkuilst to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A, and incorporated by reference herein.

	(v)	Code of Ethics, as amended August 2007, filed by EDGAR on December 28, 2007 as EX-99.B(p)code to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A, and incorporated by reference herein.

	(vi)	Code of Ethics pursuant to the Sarbanes-Oxley Act of 2002, filed by EDGAR on November 19, 2003 as EX-99.B(p)code-so to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A, and incorporated by reference herein.

(xi)

(vii)	Code of Ethics for Advantus Capital Management, Inc., dated January 2009, filed with Post-Effective Amendment No. 49, and incorporated by reference herein.

(viii)	Code of Ethics for Mackenzie Financial Corporation, dated October 2008, filed with Post-Effective Amendment No. 49, and incorporated by reference herein.

(ix)	Code of Ethics for Franklin Templeton Investments, dated May 2008, filed with Post-Effective Amendment No. 49, and incorporated by reference herein.

(x)	Code of Ethics for Wall Street Associates, dated December 2008, filed with Post-Effective Amendment No. 49, and incorporated by reference herein.

(xi)	Code of Ethics for Wall Street Associates, dated December 2009, filed with Post-Effective Amendment No. 51, and incorporated by reference herein.

(xii)	Code of Ethics for Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, Waddell & Reed InvestEd Portfolios, Ivy Funds, Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, doing business as WI Services Company, as revised May 2010, filed with Post-Effective Amendment No. 52, and incorporated by reference herein.

(xiii)	Code of Ethics for Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, Waddell & Reed InvestEd Portfolios, Ivy Funds, Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, doing business as WI Services Company, as revised May 2011, filed with Post-Effective Amendment No. 56, and incorporated by reference herein.

(xiv)	Code of Ethics for Advantus Capital Management, Inc., dated July 2011, filed with Post-Effective Amendment No. 56, and incorporated by reference herein.

(xv)	Code of Ethics for Wall Street Associates, dated December 2011, filed with Post-Effective Amendment No. 56, and incorporated by reference herein.

(xvi)	Code of Ethics for Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Funds, Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, doing business as WI Services Company, as revised November 2012, filed with Post-Effective Amendment No. 58, and incorporated by reference herein.

(xvii)	Code of Ethics for Advantus Capital Management, Inc., dated September 2012, filed with Post-Effective Amendment No. 58, and incorporated by reference herein.

(xviii)	Code of Business Conduct and Ethics for Mackenzie Financial Corporation, dated April 2012, filed with Post-Effective Amendment No. 58, and incorporated by reference herein.

(xix)	Code of Ethics for Wall Street Associates, dated December 2012, filed with Post-Effective Amendment No. 58, and incorporated by reference herein.

(xx)	Code of Ethics for Advantus Capital Management, Inc., dated February 2014, filed with Post-Effective Amendment No. 63, and incorporated by reference herein.

(xxi)	Code of Ethics for Wall Street Associates, dated December 2013, filed with Post-Effective Amendment No. 63, and incorporated by reference herein.

(xii)

(xxii)	Code of Ethics for Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, Ivy Variable Insurance Portfolios, InvestEd Portfolios, Ivy Funds, Ivy NextShares, Ivy Investment Management Company, Ivy Distributors, Inc., Waddell & Reed Services Company, doing business as WI Services Company, and Ivy High Income Opportunities Fund, as revised August 2015, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xxiii)	Code of Ethics for Advantus Capital Management, Inc., dated July 28, 2016, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(xxiv)	Ivy Funds Variable Insurance Portfolios Prospectus dated April 30, 2018 filed with Post-Effective Amendment No. 73 (Accession No. 0001193125-18-150312), as supplemented May 8, 2018 (Accession No. 0001193125-18-156165), June 7, 2018 (Accession No. 0001193125-18-186740) and June 29, 2018 (Accession No. 0001193125-18-209832) and incorporated by reference herein.

(xxv)	Ivy Funds Variable Insurance Portfolios Statement of Additional Information dated April 30, 2018 filed with Post-Effective Amendment No. 73 (Accession No. 0001193125-18-150312), as supplemented May 8, 2018 (Accession No. 0001193125-18-156169) and June 7, 2018 (Accession No. 0001193125-18-186740) and incorporated by reference herein.

(xxvi)	Ivy Funds Variable Insurance Portfolios Annual Report dated December 31, 2017, is incorporated herein by reference to the Annual Report previously filed on EDGAR, on Form N-CSR on March 9, 2018.

Item 17. Undertakings:

(i)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(ii)	The undersigned Registrant agrees that every prospectus that is filed under paragraph 1 above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(iii)	The undersigned Registrant agrees to file by post-effective amendment the opinion of counsel regarding tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

(xiii)

SIGNATURES

As required by the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended and has duly caused this Registration Statement to be signed on behalf of the Registrant in the City of Overland part, and State of Kansas on the 7th day of August, 2018.

IVY VARIABLE INSURANCE PORTFOLIOS

a Delaware statutory trust
(Registrant)

By:	/s/ Philip J. Sanders
Philip J. Sanders, President

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the 7th day of August, 2018.

Signatures	Title

/s/ Joseph Harroz, Jr.*	Chairman and Trustee
Joseph Harroz, Jr.

/s/ Philip J. Sanders	President
Philip J. Sanders

/s/ Joseph W. Kauten	Vice President, Treasurer, Principal Financial Officer and Principal
Joseph W. Kauten	Accounting Officer

/s/ Jarold W. Boettcher*	Trustee
Jarold W. Boettcher

/s/ James M. Concannon*	Trustee
James M. Concannon

/s/ James D. Gressett*	Trustee
James D. Gressett

/s/ Henry J. Herrmann*	Trustee
Henry J. Herrmann

/s/ Glendon E. Johnson, Jr.*	Trustee
Glendon E. Johnson, Jr.

/s/ Frank J. Ross, Jr.*	Trustee
Frank J. Ross, Jr.

/s/ Michael G. Smith*	Trustee
Michael G. Smith

/s/ Edward M. Tighe*	Trustee
Edward M. Tighe

*By: /s/ Philip A. Shipp	ATTEST: /s/ Jennifer K. Dulski
Philip A. Shipp, Attorney-in-Fact	Jennifer K. Dulski, Secretary

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-99.14	Consent of Independent Registered Accounting Firm